united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices) (Zip code)

The Timothy Plan

1055 Maitland Center Commons, Maitland, FL 32751

(Name and address of agent for service)

Registrant's telephone number, including area code: (407) 644-1986

Date of fiscal year end: 9/30

Date of reporting period: 9/30/2024

Explanatory Note: The Registrant is filing this amendment to its filing on form N-CSR for the year ended September 30, 2024, which was originally filed with the Securities and Exchange Commission on December 10, 2024 (Ascension Number 0001398344-24-023090), to correct information in the Fund Overview sections of the Shareholder Reports located under Item 1(a) and foreign cash amounts disclosed on the Statements of Assets and Liabilities of the Financial Statements located under Item 7.

Item 1. Reports to Stockholders.

(a)

Timothy Plan Conservative Growth Fund

Class A (TCGAX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Timothy Plan Conservative Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.90%

How did the Fund perform during the reporting period?

For the twelve months ended September 30, 2024, the Timothy Plan Conservative Growth Fund - Class A returned 14.71%, underperforming the Dow Jones Moderate Portfolio Index, which returned 20.62%. The Fund’s more defensive allocation, focusing on income-generating assets and stability, provided solid returns but lagged the broader equity-driven index.

Key Performance Drivers:

• Fixed Income & High Yield Bond: The Fund’s significant allocation to Fixed Income (30%) and High Yield Bond (7%) added stability and consistent returns, though these sectors underperformed the more growth-focused portions of the market.

• Equity Allocation: Exposure to US Small Cap Core ETF (7%) and US Large/Mid Cap Core Enhanced ETF (12%) provided gains, particularly in growth sectors like Technology and Industrials, though the defensive nature of the allocation limited upside.

• Dividend and Income Focus: The High Dividend Stock Enhanced ETF (6%) contributed steady income but underperformed high-growth stocks during the period. The focus on dividend-paying stocks helped cushion against market volatility.

• International Exposure: The Fund’s allocations to International Fund (12%) and International ETF (9%) contributed positively, with strong performance from holdings in Europe and Japan, though global volatility tempered some gains.

• Market Neutral ETF: The Market Neutral ETF (15%) provided income and reduced overall risk, ensuring the Fund maintained a defensive posture amid fluctuating market conditions.

Reasons for Underperformance:

• The Fund’s conservative allocation, with a heavier emphasis on fixed income and defensive equity positions, resulted in underperformance compared to the broader equity-driven Dow Jones Moderate Portfolio Index. The lower exposure to high-growth sectors, such as Technology, and the allocation to fixed income, while providing stability, limited the upside potential in the strong equity market environment.

The Fund will continue to balance growth and income opportunities, adjusting allocations with the goal of preserving capital while seeking long-term growth in line with its conservative investment strategy.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Conservative Growth Fund
Russell 3000® Index
Dow Jones Moderate Portfolio Index
$36,000
$32,000
$28,000
$24,000
$20,000
$16,000
$12,000
$8,000
$33,432
$18,218
$12,510
09/30/14
09/30/15
09/30/16
09/30/17
09/30/18
09/30/19
09/30/20
09/30/21
09/30/22
09/30/23
09/30/24

	Timothy Plan Conservative Growth Fund	Russell 3000® Index	Dow Jones Moderate Portfolio Index
09/30/14	$9,451	$10,000	$10,000
09/30/15	$9,218	$9,951	$9,817
09/30/16	$9,607	$11,440	$10,895
09/30/17	$10,190	$13,579	$11,994
09/30/18	$10,298	$15,967	$12,800
09/30/19	$10,464	$16,433	$13,294
09/30/20	$10,806	$18,898	$14,155
09/30/21	$12,170	$24,921	$16,729
09/30/22	$10,408	$20,528	$13,700
09/30/23	$10,906	$24,729	$15,103
09/30/24	$12,510	$33,432	$18,218

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Conservative Growth Fund
Without Load	14.71%	3.64%	2.84%
With Load	8.35%	2.47%	2.26%
Dow Jones Moderate Portfolio Index	20.62%	6.50%	6.18%
Russell 3000® Index	35.19%	15.26%	12.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$38,518,717
Number of Portfolio Holdings	9
Advisory Fee	$56,692
Portfolio Turnover	4%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	49.4%
Money Market Funds	2.5%
Open End Funds	48.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
61.1%
Fixed Income
36.5%
Money Market Funds
2.5%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	2.5%
Fixed Income	36.5%
Equity	61.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Timothy Plan Fixed Income Fund, Class A	30.0%
Timothy Plan Market Neutral ETF	15.0%
Timothy Plan US Large/Mid Cap Core Enhanced ETF	12.2%
Timothy Plan International Fund, Class A	11.6%
Timothy Plan International ETF	9.1%
Timothy Plan US Small Cap Core ETF	7.1%
Timothy Plan High Yield Bond Fund, Class A	6.5%
Timothy Plan High Dividend Stock Enhanced ETF	6.1%
Fidelity Government Portfolio, Institutional Class	2.5%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Timothy Plan Conservative Growth Fund - Class A (TCGAX )

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TCGAX

Timothy Plan Conservative Growth Fund

Class C (TCVCX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Timothy Plan Conservative Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$150	1.40%

How did the Fund perform during the reporting period?

For the twelve months ended September 30, 2024, the Timothy Plan Conservative Growth Fund - Class C returned 14.14%, underperforming the Dow Jones Moderate Portfolio Index, which returned 20.62%. The Fund’s more defensive allocation, focusing on income-generating assets and stability, provided solid returns but lagged the broader equity-driven index.

Key Performance Drivers:

• Fixed Income & High Yield Bond: The Fund’s significant allocation to Fixed Income (30%) and High Yield Bond (7%) added stability and consistent returns, though these sectors underperformed the more growth-focused portions of the market.

• Equity Allocation: Exposure to US Small Cap Core ETF (7%) and US Large/Mid Cap Core Enhanced ETF (12%) provided gains, particularly in growth sectors like Technology and Industrials, though the defensive nature of the allocation limited upside.

• Dividend and Income Focus: The High Dividend Stock Enhanced ETF (6%) contributed steady income but underperformed high-growth stocks during the period. The focus on dividend-paying stocks helped cushion against market volatility.

• International Exposure: The Fund’s allocations to International Fund (12%) and International ETF (9%) contributed positively, with strong performance from holdings in Europe and Japan, though global volatility tempered some gains.

• Market Neutral ETF: The Market Neutral ETF (15%) provided income and reduced overall risk, ensuring the Fund maintained a defensive posture amid fluctuating market conditions.

Reasons for Underperformance:

• The Fund’s conservative allocation, with a heavier emphasis on fixed income and defensive equity positions, resulted in underperformance compared to the broader equity-driven Dow Jones Moderate Portfolio Index. The lower exposure to high-growth sectors, such as Technology, and the allocation to fixed income, while providing stability, limited the upside potential in the strong equity market environment.

The Fund will continue to balance growth and income opportunities, adjusting allocations with the goal of preserving capital while seeking long-term growth in line with its conservative investment strategy.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Conservative Growth Fund
Russell 3000® Index
Dow Jones Moderate Portfolio Index
$36,000
$32,000
$28,000
$24,000
$20,000
$16,000
$12,000
$8,000
$33,432
$18,218
$12,326
09/30/14
09/30/15
09/30/16
09/30/17
09/30/18
09/30/19
09/30/20
09/30/21
09/30/22
09/30/23
09/30/24

	Timothy Plan Conservative Growth Fund	Russell 3000® Index	Dow Jones Moderate Portfolio Index
09/30/14	$10,000	$10,000	$10,000
09/30/15	$9,681	$9,951	$9,817
09/30/16	$10,010	$11,440	$10,895
09/30/17	$10,549	$13,579	$11,994
09/30/18	$10,574	$15,967	$12,800
09/30/19	$10,674	$16,433	$13,294
09/30/20	$10,926	$18,898	$14,155
09/30/21	$12,220	$24,921	$16,729
09/30/22	$10,374	$20,528	$13,700
09/30/23	$10,799	$24,729	$15,103
09/30/24	$12,326	$33,432	$18,218

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Conservative Growth Fund	14.14%	2.92%	2.11%
Dow Jones Moderate Portfolio Index	20.62%	6.50%	6.18%
Russell 3000® Index	35.19%	15.26%	12.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$38,518,717
Number of Portfolio Holdings	9
Advisory Fee	$56,692
Portfolio Turnover	4%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	49.4%
Money Market Funds	2.5%
Open End Funds	48.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	2.5%
Fixed Income	36.5%
Equity	61.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Timothy Plan Fixed Income Fund, Class A	30.0%
Timothy Plan Market Neutral ETF	15.0%
Timothy Plan US Large/Mid Cap Core Enhanced ETF	12.2%
Timothy Plan International Fund, Class A	11.6%
Timothy Plan International ETF	9.1%
Timothy Plan US Small Cap Core ETF	7.1%
Timothy Plan High Yield Bond Fund, Class A	6.5%
Timothy Plan High Dividend Stock Enhanced ETF	6.1%
Fidelity Government Portfolio, Institutional Class	2.5%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Timothy Plan Conservative Growth Fund - Class C (TCVCX )

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TCVCX

Timothy Plan Conservative Growth Fund

Class I (TIICX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Timothy Plan Conservative Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$70	0.65%

How did the Fund perform during the reporting period?

For the twelve months ended September 30, 2024, the Timothy Plan Conservative Growth Fund - Class I returned 14.49%, underperforming the Dow Jones Moderate Portfolio Index, which returned 20.62%. The Fund’s more defensive allocation, focusing on income-generating assets and stability, provided solid returns but lagged the broader equity-driven index.

Key Performance Drivers:

• Fixed Income & High Yield Bond: The Fund’s significant allocation to Fixed Income (30%) and High Yield Bond (7%) added stability and consistent returns, though these sectors underperformed the more growth-focused portions of the market.

• Equity Allocation: Exposure to US Small Cap Core ETF (7%) and US Large/Mid Cap Core Enhanced ETF (12%) provided gains, particularly in growth sectors like Technology and Industrials, though the defensive nature of the allocation limited upside.

• Dividend and Income Focus: The High Dividend Stock Enhanced ETF (6%) contributed steady income but underperformed high-growth stocks during the period. The focus on dividend-paying stocks helped cushion against market volatility.

• International Exposure: The Fund’s allocations to International Fund (12%) and International ETF (9%) contributed positively, with strong performance from holdings in Europe and Japan, though global volatility tempered some gains.

• Market Neutral ETF: The Market Neutral ETF (15%) provided income and reduced overall risk, ensuring the Fund maintained a defensive posture amid fluctuating market conditions.

Reasons for Underperformance:

• The Fund’s conservative allocation, with a heavier emphasis on fixed income and defensive equity positions, resulted in underperformance compared to the broader equity-driven Dow Jones Moderate Portfolio Index. The lower exposure to high-growth sectors, such as Technology, and the allocation to fixed income, while providing stability, limited the upside potential in the strong equity market environment.

The Fund will continue to balance growth and income opportunities, adjusting allocations with the goal of preserving capital while seeking long-term growth in line with its conservative investment strategy.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Timothy Plan Conservative Growth Fund
Russell 3000® Index
Dow Jones Moderate Portfolio Index
$16,000
$12,000
$8,000
$12,837
$11,654
$11,145
09/01/23
09/30/23
09/30/24

	Timothy Plan Conservative Growth Fund	Russell 3000® Index	Dow Jones Moderate Portfolio Index
09/01/23	$10,000	$10,000	$10,000
09/30/23	$9,735	$9,496	$9,662
09/30/24	$11,145	$12,837	$11,654

Average Annual Total Returns

	1 Year	Since Inception (September 1, 2023)
Timothy Plan Conservative Growth Fund	14.49%	10.57%
Dow Jones Moderate Portfolio Index	20.62%	15.24%
Russell 3000® Index	35.19%	26.04%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$38,518,717
Number of Portfolio Holdings	9
Advisory Fee	$56,692
Portfolio Turnover	4%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	49.4%
Money Market Funds	2.5%
Open End Funds	48.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	2.5%
Fixed Income	36.5%
Equity	61.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Timothy Plan Fixed Income Fund, Class A	30.0%
Timothy Plan Market Neutral ETF	15.0%
Timothy Plan US Large/Mid Cap Core Enhanced ETF	12.2%
Timothy Plan International Fund, Class A	11.6%
Timothy Plan International ETF	9.1%
Timothy Plan US Small Cap Core ETF	7.1%
Timothy Plan High Yield Bond Fund, Class A	6.5%
Timothy Plan High Dividend Stock Enhanced ETF	6.1%
Fidelity Government Portfolio, Institutional Class	2.5%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Timothy Plan Conservative Growth Fund - Class I (TIICX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TIICX

Timothy Plan Defensive Strategies Fund

Class A (TPDAX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Timothy Plan Defensive Strategies Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.19%

How did the Fund perform during the reporting period?

For the twelve months ended September 30, 2024, the Timothy Plan Defensive Strategies Fund - Class A delivered a 15.92% return, outperforming its blended benchmark’s 14.01% return. This fund includes the allocation of inflation-sensitive investment sleeves. Each sleeve played a crucial role in navigating inflationary pressures and market volatility.

Key Performance Drivers:

• Multi-Asset Sleeve (Timothy Partners, Ltd.): The Multi-Asset Sleeve provided strong returns, with physical gold appreciating by over 42%, offering stability. The Timothy Plan Market Neutral ETF also contributed steady income while reducing overall portfolio risk, with its Overlay Strategy—a combination of long Nasdaq 100 futures and short S&P 500 futures—helping manage risk effectively.

• TIPS Sleeve (Barrow Hanley): The TIPS sleeve returned 7.92% gross of fees, benefiting from the Federal Reserve’s September rate cut and helping protect against inflation. The portfolio’s focus on shorter maturities proved advantageous in a fluctuating interest rate environment.

• Real Estate Sleeve (Chilton Capital Management): The Real Estate Sleeve returned 33.5%, just under the MSCI US REIT Index’s 34.4%. REIT prices surged in the third quarter following Fed rate cuts and optimism over declining inflation. Underweight positions in lodging and strong stock selection in healthcare contributed to performance, while underweight positions in regional malls detracted.

• Commodity Sleeve (CoreCommodity): The Commodity sleeve posted a 3.7% return, outperforming the Bloomberg Commodity Index’s 1.0%. Gains in agriculture, forestry, and industrial metals, especially copper, were key contributors, while energy holdings, although negative, performed better than the benchmark.

We believe the Timothy Plan Defensive Strategies Fund is well-positioned to manage future market volatility and inflationary pressures. With its diversified allocation across gold, TIPS, real estate, and commodities, the Fund remains flexible and resilient in various economic conditions.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Defensive Strategies Fund
Russell 3000® Index
33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS
$36,000
$32,000
$28,000
$24,000
$20,000
$16,000
$12,000
$8,000
$33,432
$14,240
$14,098
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Timothy Plan Defensive Strategies Fund	Russell 3000® Index	33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS
Sep-2014	$9,452	$10,000	$10,000
Sep-2015	$8,856	$9,951	$9,455
Sep-2016	$9,654	$11,440	$10,044
Sep-2017	$9,610	$13,579	$10,071
Sep-2018	$9,656	$15,967	$10,308
Sep-2019	$10,132	$16,433	$10,857
Sep-2020	$10,511	$18,898	$10,088
Sep-2021	$12,064	$24,921	$12,669
Sep-2022	$11,229	$20,528	$12,269
Sep-2023	$12,162	$24,729	$12,489
Sep-2024	$14,098	$33,432	$14,240

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Defensive Strategies Fund
Without Load	15.92%	6.83%	4.08%
With Load	9.51%	5.63%	3.49%
Russell 3000® Index	35.19%	15.26%	12.83%
33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS	14.01%	5.57%	3.60%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$79,330,603
Number of Portfolio Holdings	198
Advisory Fee (net of waivers)	$330,329
Portfolio Turnover	19%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	18.4%
Exchange-Traded Funds	18.5%
Money Market Funds	3.0%
Partnership Shares	0.0%
Precious Metals - Physical Holding	20.4%
Reit	18.8%
U.S. Government & Agencies	20.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations 20.9%
Precious Metal 20.4%
Real Estate 19.1%
Equity 18.4%
Energy 7.0%
Materials 6.9%
Money Market Funds 3.0%
Consumer Staples 1.6%
Industrials 1.2%
Utilities 0.8%
Health Care 0.4%
Technology 0.1%
Other Assets in Excess of Liabilities 0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Technology	0.1%
Health Care	0.4%
Utilities	0.8%
Industrials	1.2%
Consumer Staples	1.6%
Money Market Funds	3.0%
Materials	6.9%
Energy	7.0%
Equity	18.4%
Real Estate	19.1%
Precious Metal	20.4%
U.S. Treasury Obligations	20.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
GOLD BARS - XAU BGN CURNCY	20.4%
Timothy Plan Market Neutral ETF	18.4%
United States Treasury Inflation Indexed Bonds	3.4%
Fidelity Government Portfolio, Institutional Class	3.0%
United States Treasury Inflation Indexed Bonds	2.9%
United States Treasury Inflation Indexed Bonds	2.9%
United States Treasury Inflation Indexed Bonds	2.5%
United States Treasury Inflation Indexed Bonds	2.2%
United States Treasury Inflation Indexed Bonds	2.0%
United States Treasury Inflation Indexed Bonds	1.9%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Timothy Plan Defensive Strategies Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TPDAX

Timothy Plan Defensive Strategies Fund

Class C (TPDCX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Timothy Plan Defensive Strategies Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$209	1.94%

How did the Fund perform during the reporting period?

For the twelve months ended September 30, 2024, the Timothy Plan Defensive Strategies Fund - Class C delivered a 15.13% return, outperforming its blended benchmark’s 14.01% return. This fund includes the allocation of inflation-sensitive investment sleeves. Each sleeve played a crucial role in navigating inflationary pressures and market volatility.

Key Performance Drivers:

• Multi-Asset Sleeve (Timothy Partners, Ltd.): The Multi-Asset Sleeve provided strong returns, with physical gold appreciating by over 42%, offering stability. The Timothy Plan Market Neutral ETF also contributed steady income while reducing overall portfolio risk, with its Overlay Strategy—a combination of long Nasdaq 100 futures and short S&P 500 futures—helping manage risk effectively.

• TIPS Sleeve (Barrow Hanley): The TIPS sleeve returned 7.92% gross of fees, benefiting from the Federal Reserve’s September rate cut and helping protect against inflation. The portfolio’s focus on shorter maturities proved advantageous in a fluctuating interest rate environment.

• Real Estate Sleeve (Chilton Capital Management): The Real Estate Sleeve returned 33.5%, just under the MSCI US REIT Index’s 34.4%. REIT prices surged in the third quarter following Fed rate cuts and optimism over declining inflation. Underweight positions in lodging and strong stock selection in healthcare contributed to performance, while underweight positions in regional malls detracted.

• Commodity Sleeve (CoreCommodity): The Commodity sleeve posted a 3.7% return, outperforming the Bloomberg Commodity Index’s 1.0%. Gains in agriculture, forestry, and industrial metals, especially copper, were key contributors, while energy holdings, although negative, performed better than the benchmark.

We believe the Timothy Plan Defensive Strategies Fund is well-positioned to manage future market volatility and inflationary pressures. With its diversified allocation across gold, TIPS, real estate, and commodities, the Fund remains flexible and resilient in various economic conditions.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Defensive Strategies Fund
Russell 3000® Index
33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS
$36,000
$32,000
$28,000
$24,000
$20,000
$16,000
$12,000
$8,000
$33,432
$14,240
$13,832
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Timothy Plan Defensive Strategies Fund	Russell 3000® Index	33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$9,294	$9,951	$9,455
Sep-2016	$10,067	$11,440	$10,044
Sep-2017	$9,930	$13,579	$10,071
Sep-2018	$9,912	$15,967	$10,308
Sep-2019	$10,314	$16,433	$10,857
Sep-2020	$10,624	$18,898	$10,088
Sep-2021	$12,107	$24,921	$12,669
Sep-2022	$11,176	$20,528	$12,269
Sep-2023	$12,014	$24,729	$12,489
Sep-2024	$13,832	$33,432	$14,240

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Defensive Strategies Fund	15.13%	6.05%	3.30%
33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS	14.01%	5.57%	3.60%
Russell 3000® Index	35.19%	15.26%	12.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$79,330,603
Number of Portfolio Holdings	198
Advisory Fee (net of waivers)	$330,329
Portfolio Turnover	19%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	18.4%
Exchange-Traded Funds	18.5%
Money Market Funds	3.0%
Partnership Shares	0.0%
Precious Metals - Physical Holding	20.4%
Reit	18.8%
U.S. Government & Agencies	20.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Technology	0.1%
Health Care	0.4%
Utilities	0.8%
Industrials	1.2%
Consumer Staples	1.6%
Money Market Funds	3.0%
Materials	6.9%
Energy	7.0%
Equity	18.4%
Real Estate	19.1%
Precious Metal	20.4%
U.S. Treasury Obligations	20.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
GOLD BARS - XAU BGN CURNCY	20.4%
Timothy Plan Market Neutral ETF	18.4%
United States Treasury Inflation Indexed Bonds	3.4%
Fidelity Government Portfolio, Institutional Class	3.0%
United States Treasury Inflation Indexed Bonds	2.9%
United States Treasury Inflation Indexed Bonds	2.9%
United States Treasury Inflation Indexed Bonds	2.5%
United States Treasury Inflation Indexed Bonds	2.2%
United States Treasury Inflation Indexed Bonds	2.0%
United States Treasury Inflation Indexed Bonds	1.9%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Timothy Plan Defensive Strategies Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TPDCX

Timothy Plan Defensive Strategies Fund

Class I (TPDIX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Timothy Plan Defensive Strategies Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	0.94%

How did the Fund perform during the reporting period?

For the twelve months ended September 30, 2024, the Timothy Plan Defensive Strategies Fund - Class I delivered a 16.20% return, outperforming its blended benchmark’s 14.01% return. This fund includes the allocation of inflation-sensitive investment sleeves. Each sleeve played a crucial role in navigating inflationary pressures and market volatility.

Key Performance Drivers:

• Multi-Asset Sleeve (Timothy Partners, Ltd.): The Multi-Asset Sleeve provided strong returns, with physical gold appreciating by over 42%, offering stability. The Timothy Plan Market Neutral ETF also contributed steady income while reducing overall portfolio risk, with its Overlay Strategy—a combination of long Nasdaq 100 futures and short S&P 500 futures—helping manage risk effectively.

• TIPS Sleeve (Barrow Hanley): The TIPS sleeve returned 7.92% gross of fees, benefiting from the Federal Reserve’s September rate cut and helping protect against inflation. The portfolio’s focus on shorter maturities proved advantageous in a fluctuating interest rate environment.

• Real Estate Sleeve (Chilton Capital Management): The Real Estate Sleeve returned 33.5%, just under the MSCI US REIT Index’s 34.4%. REIT prices surged in the third quarter following Fed rate cuts and optimism over declining inflation. Underweight positions in lodging and strong stock selection in healthcare contributed to performance, while underweight positions in regional malls detracted.

• Commodity Sleeve (CoreCommodity): The Commodity sleeve posted a 3.7% return, outperforming the Bloomberg Commodity Index’s 1.0%. Gains in agriculture, forestry, and industrial metals, especially copper, were key contributors, while energy holdings, although negative, performed better than the benchmark.

We believe the Timothy Plan Defensive Strategies Fund is well-positioned to manage future market volatility and inflationary pressures. With its diversified allocation across gold, TIPS, real estate, and commodities, the Fund remains flexible and resilient in various economic conditions.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Defensive Strategies Fund
Russell 3000® Index
33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS
$36,000
$32,000
$28,000
$24,000
$20,000
$16,000
$12,000
$8,000
$33,432
$15,291
$14,240
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Timothy Plan Defensive Strategies Fund	Russell 3000® Index	33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$9,391	$9,951	$9,455
Sep-2016	$10,275	$11,440	$10,044
Sep-2017	$10,246	$13,579	$10,071
Sep-2018	$10,325	$15,967	$10,308
Sep-2019	$10,859	$16,433	$10,857
Sep-2020	$11,289	$18,898	$10,088
Sep-2021	$12,996	$24,921	$12,669
Sep-2022	$12,113	$20,528	$12,269
Sep-2023	$13,160	$24,729	$12,489
Sep-2024	$15,291	$33,432	$14,240

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Defensive Strategies Fund	16.20%	7.08%	4.34%
33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS	14.01%	5.57%	3.60%
Russell 3000® Index	35.19%	15.26%	12.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$79,330,603
Number of Portfolio Holdings	198
Advisory Fee (net of waivers)	$330,329
Portfolio Turnover	19%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	18.4%
Exchange-Traded Funds	18.5%
Money Market Funds	3.0%
Partnership Shares	0.0%
Precious Metals - Physical Holding	20.4%
Reit	18.8%
U.S. Government & Agencies	20.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Technology	0.1%
Health Care	0.4%
Utilities	0.8%
Industrials	1.2%
Consumer Staples	1.6%
Money Market Funds	3.0%
Materials	6.9%
Energy	7.0%
Equity	18.4%
Real Estate	19.1%
Precious Metal	20.4%
U.S. Treasury Obligations	20.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
GOLD BARS - XAU BGN CURNCY	20.4%
Timothy Plan Market Neutral ETF	18.4%
United States Treasury Inflation Indexed Bonds	3.4%
Fidelity Government Portfolio, Institutional Class	3.0%
United States Treasury Inflation Indexed Bonds	2.9%
United States Treasury Inflation Indexed Bonds	2.9%
United States Treasury Inflation Indexed Bonds	2.5%
United States Treasury Inflation Indexed Bonds	2.2%
United States Treasury Inflation Indexed Bonds	2.0%
United States Treasury Inflation Indexed Bonds	1.9%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Timothy Plan Defensive Strategies Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TPDIX

Timothy Plan Fixed Income Fund

Class A (TFIAX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Timothy Plan Fixed Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	1.07%

How did the Fund perform during the reporting period?

For the twelve months ended September 30, 2024, the Timothy Plan Fixed Income Fund - Class A returned 10.37%, trailing the Bloomberg Aggregate Index, which returned 11.57%. U.S. Treasury yields were volatile as the Federal Reserve maintained high rates throughout the year before cutting rates by 50 basis points in September.

Key Performance Drivers:

• Sector Allocation: The Fund's overweight to mortgage-backed securities (MBS) contributed to performance, with MBS returning 12.25%, though underperforming investment-grade credit, which returned 13.81%. Mortgage issuance slowed due to higher mortgage rates, dampening refinancing and home purchase activity.

• Top Contributors: Tightening investment-grade credit spreads from 112 to 84 basis points supported the Fund’s credit positions. Strong inflows into the IG credit market helped offset the impact of higher rates, and the portfolio’s overweight to mortgages benefited from declining U.S. Treasury yields.

• Largest Detractors: The underweight to Financials detracted from performance, as the sector returned 14.00%, outpacing the Bloomberg Aggregate Index. Additionally, the volatility of U.S. Treasury yields and the inversion of the yield curve presented challenges throughout the year.

Looking ahead, the portfolio is defensively positioned, and we believe that will allow the Fund to take advantage of future opportunities as market conditions evolve, particularly in the event of further rate cuts or a market sell-off.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Fixed Income Fund
Bloomberg U.S. Aggregate Bond Index
$16,000
$12,000
$8,000
$12,004
$10,199
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Timothy Plan Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
Sep-2014	$9,551	$10,000
Sep-2015	$9,655	$10,294
Sep-2016	$9,990	$10,829
Sep-2017	$9,910	$10,836
Sep-2018	$9,681	$10,705
Sep-2019	$10,433	$11,807
Sep-2020	$10,995	$12,632
Sep-2021	$10,753	$12,518
Sep-2022	$9,291	$10,691
Sep-2023	$9,241	$10,760
Sep-2024	$10,199	$12,004

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Fixed Income Fund
Without Load	10.37%	-0.45%	0.66%
With Load	5.39%	-1.37%	0.20%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$115,024,650
Number of Portfolio Holdings	105
Advisory Fee (net of waivers)	$446,879
Portfolio Turnover	50%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	28.2%
Money Market Funds	1.7%
Non U.S. Government & Agencies	3.5%
U.S. Government & Agencies	66.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

MBS Passthrough
36.8%
U.S. Treasury Obligations
29.2%
Energy
6.8%
Utilities
5.4%
Industrials
5.1%
Materials
3.7%
Real Estate
3.1%
Local Authority
1.9%
Money Market Funds
1.7%
Consumer Discretionary
1.6%
Sovereign
1.6%
Consumer Staples
1.4%
Financials
0.9%
Other Assets in Excess of Liabilities
0.8%

Value	Value
Other Assets in Excess of Liabilities	0.8%
Financials	0.9%
Consumer Staples	1.4%
Sovereign	1.6%
Consumer Discretionary	1.6%
Money Market Funds	1.7%
Local Authority	1.9%
Real Estate	3.1%
Materials	3.7%
Industrials	5.1%
Utilities	5.4%
Energy	6.8%
U.S. Treasury Obligations	29.2%
MBS Passthrough	36.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 4.375%, 05/15/34	8.4%
United States Treasury Note, 4.625%, 05/15/54	7.9%
United States Treasury Note, 4.625%, 04/30/29	4.4%
United States Treasury Note, 4.500%, 02/15/44	3.1%
United States Treasury Note, 4.875%, 04/30/26	2.9%
Phillips 66 Company, 3.605%, 02/15/25	1.9%
Province of Ontario Canada, 2.500%, 04/27/26	1.9%
CSX Corporation, 3.250%, 06/01/27	1.9%
NiSource, Inc., 3.490%, 05/15/27	1.9%
American Electric Power Company, Inc., 3.200%, 11/13/27	1.9%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Timothy Plan Fixed Income Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TFIAX

Timothy Plan Fixed Income Fund

Class C (TFICX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Timothy Plan Fixed Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.82%

How did the Fund perform during the reporting period?

For the twelve months ended September 30, 2024, the Timothy Plan Fixed Income Fund - Class C returned 9.51%, trailing the Bloomberg Aggregate Index, which returned 11.57%. U.S. Treasury yields were volatile as the Federal Reserve maintained high rates throughout the year before cutting rates by 50 basis points in September.

Key Performance Drivers:

• Sector Allocation: The Fund's overweight to mortgage-backed securities (MBS) contributed to performance, with MBS returning 12.25%, though underperforming investment-grade credit, which returned 13.81%. Mortgage issuance slowed due to higher mortgage rates, dampening refinancing and home purchase activity.

• Top Contributors: Tightening investment-grade credit spreads from 112 to 84 basis points supported the Fund’s credit positions. Strong inflows into the IG credit market helped offset the impact of higher rates, and the portfolio’s overweight to mortgages benefited from declining U.S. Treasury yields.

• Largest Detractors: The underweight to Financials detracted from performance, as the sector returned 14.00%, outpacing the Bloomberg Aggregate Index. Additionally, the volatility of U.S. Treasury yields and the inversion of the yield curve presented challenges throughout the year.

Looking ahead, the portfolio is defensively positioned, and we believe that will allow the Fund to take advantage of future opportunities as market conditions evolve, particularly in the event of further rate cuts or a market sell-off.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Fixed Income Fund
Bloomberg U.S. Aggregate Bond Index
$16,000
$12,000
$8,000
$12,004
$9,905
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Timothy Plan Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
Sep-2014	$10,000	$10,000
Sep-2015	$10,036	$10,294
Sep-2016	$10,304	$10,829
Sep-2017	$10,150	$10,836
Sep-2018	$9,831	$10,705
Sep-2019	$10,525	$11,807
Sep-2020	$11,009	$12,632
Sep-2021	$10,680	$12,518
Sep-2022	$9,159	$10,691
Sep-2023	$9,045	$10,760
Sep-2024	$9,905	$12,004

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Fixed Income Fund	9.51%	-1.21%	-0.10%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$115,024,650
Number of Portfolio Holdings	105
Advisory Fee (net of waivers)	$446,879
Portfolio Turnover	50%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	28.2%
Money Market Funds	1.7%
Non U.S. Government & Agencies	3.5%
U.S. Government & Agencies	66.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Financials	0.9%
Consumer Staples	1.4%
Sovereign	1.6%
Consumer Discretionary	1.6%
Money Market Funds	1.7%
Local Authority	1.9%
Real Estate	3.1%
Materials	3.7%
Industrials	5.1%
Utilities	5.4%
Energy	6.8%
U.S. Treasury Obligations	29.2%
MBS Passthrough	36.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 4.375%, 05/15/34	8.4%
United States Treasury Note, 4.625%, 05/15/54	7.9%
United States Treasury Note, 4.625%, 04/30/29	4.4%
United States Treasury Note, 4.500%, 02/15/44	3.1%
United States Treasury Note, 4.875%, 04/30/26	2.9%
Phillips 66 Company, 3.605%, 02/15/25	1.9%
Province of Ontario Canada, 2.500%, 04/27/26	1.9%
CSX Corporation, 3.250%, 06/01/27	1.9%
NiSource, Inc., 3.490%, 05/15/27	1.9%
American Electric Power Company, Inc., 3.200%, 11/13/27	1.9%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Timothy Plan Fixed Income Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TFICX

Timothy Plan Fixed Income Fund

Class I (TPFIX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Timothy Plan Fixed Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$86	0.82%

How did the Fund perform during the reporting period?

For the twelve months ended September 30, 2024, the Timothy Plan Fixed Income Fund - Class I returned 10.76%, trailing the Bloomberg Aggregate Index, which returned 11.57%. U.S. Treasury yields were volatile as the Federal Reserve maintained high rates throughout the year before cutting rates by 50 basis points in September.

Key Performance Drivers:

• Sector Allocation: The Fund's overweight to mortgage-backed securities (MBS) contributed to performance, with MBS returning 12.25%, though underperforming investment-grade credit, which returned 13.81%. Mortgage issuance slowed due to higher mortgage rates, dampening refinancing and home purchase activity.

• Top Contributors: Tightening investment-grade credit spreads from 112 to 84 basis points supported the Fund’s credit positions. Strong inflows into the IG credit market helped offset the impact of higher rates, and the portfolio’s overweight to mortgages benefited from declining U.S. Treasury yields.

• Largest Detractors: The underweight to Financials detracted from performance, as the sector returned 14.00%, outpacing the Bloomberg Aggregate Index. Additionally, the volatility of U.S. Treasury yields and the inversion of the yield curve presented challenges throughout the year.

Looking ahead, the portfolio is defensively positioned, and we believe that will allow the Fund to take advantage of future opportunities as market conditions evolve, particularly in the event of further rate cuts or a market sell-off.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Fixed Income Fund
Bloomberg U.S. Aggregate Bond Index
$16,000
$12,000
$8,000
$12,004
$10,974
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Timothy Plan Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
Sep-2014	$10,000	$10,000
Sep-2015	$10,148	$10,294
Sep-2016	$10,544	$10,829
Sep-2017	$10,477	$10,836
Sep-2018	$10,261	$10,705
Sep-2019	$11,087	$11,807
Sep-2020	$11,719	$12,632
Sep-2021	$11,477	$12,518
Sep-2022	$9,938	$10,691
Sep-2023	$9,908	$10,760
Sep-2024	$10,974	$12,004

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Fixed Income Fund	10.76%	-0.21%	0.93%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$115,024,650
Number of Portfolio Holdings	105
Advisory Fee (net of waivers)	$446,879
Portfolio Turnover	50%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	28.2%
Money Market Funds	1.7%
Non U.S. Government & Agencies	3.5%
U.S. Government & Agencies	66.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Financials	0.9%
Consumer Staples	1.4%
Sovereign	1.6%
Consumer Discretionary	1.6%
Money Market Funds	1.7%
Local Authority	1.9%
Real Estate	3.1%
Materials	3.7%
Industrials	5.1%
Utilities	5.4%
Energy	6.8%
U.S. Treasury Obligations	29.2%
MBS Passthrough	36.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 4.375%, 05/15/34	8.4%
United States Treasury Note, 4.625%, 05/15/54	7.9%
United States Treasury Note, 4.625%, 04/30/29	4.4%
United States Treasury Note, 4.500%, 02/15/44	3.1%
United States Treasury Note, 4.875%, 04/30/26	2.9%
Phillips 66 Company, 3.605%, 02/15/25	1.9%
Province of Ontario Canada, 2.500%, 04/27/26	1.9%
CSX Corporation, 3.250%, 06/01/27	1.9%
NiSource, Inc., 3.490%, 05/15/27	1.9%
American Electric Power Company, Inc., 3.200%, 11/13/27	1.9%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Timothy Plan Fixed Income Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TPFIX

Timothy Plan Growth & Income Fund

Class A (TGIAX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Timothy Plan Growth & Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$170	1.59%

How did the Fund perform during the reporting period?

For the twelve months ending September 30, 2024, the Fund delivered strong returns across its equity and fixed income allocations. The fixed income portion, managed by Barrow Hanley, returned 11.28% gross of fees (11.06% net), slightly underperforming the Bloomberg Aggregate Index’s 11.57% return. The equity portion, managed by Timothy Partners, Ltd., which includes Timothy Plan High Dividend Stock ETF (TPHD) and Timothy Plan High Dividend Stock Enhanced ETF (TPHE), also contributed positively.

Key Performance Drivers:

• Equity Allocation (Timothy Partners, Ltd.): About 5% of the Fund is in TPHD and 36% in TPHE, both benefiting from stable, dividend-paying stocks that provide diversification and income.

• Fixed Income Allocation (Barrow Hanley): Volatile U.S. Treasury yields and rate cut expectations shaped the fixed income strategy. Overweighting mortgage-backed securities (MBS) added value, while an underweight to Financials detracted.

• Top Contributors: Dividend-paying stocks in the equity portion provided stability. In fixed income, MBS performed well due to tightening credit spreads and falling Treasury yields.

• Largest Detractors: The underweight to Financials in the fixed income portion and U.S. Treasury yield volatility posed challenges.

We believe the Fund is defensively positioned to take advantage of market opportunities from rate cuts and improving conditions, combining stable equities with actively managed fixed income.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Growth & Income Fund
S&P 500® Index
40% BB US Aggregate Bond / 60% Russell 1000 Value
$36,000
$32,000
$28,000
$24,000
$20,000
$16,000
$12,000
$8,000
$35,098
$18,779
$11,423
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Timothy Plan Growth & Income Fund	S&P 500® Index	40% BB US Aggregate Bond / 60% Russell 1000 Value
Sep-2014	$9,448	$10,000	$10,000
Sep-2015	$9,094	$9,939	$9,861
Sep-2016	$9,309	$11,472	$11,031
Sep-2017	$9,765	$13,607	$12,022
Sep-2018	$9,646	$16,044	$12,640
Sep-2019	$9,637	$16,727	$13,521
Sep-2020	$9,301	$19,260	$13,571
Sep-2021	$10,898	$25,040	$16,245
Sep-2022	$10,030	$21,165	$14,223
Sep-2023	$10,080	$25,741	$15,504
Sep-2024	$11,423	$35,098	$18,779

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Growth & Income Fund
Without Load	13.32%	3.46%	1.92%
With Load	7.06%	2.29%	1.34%
S&P 500® Index	36.35%	15.98%	13.38%
40% BB US Aggregate Bond / 60% Russell 1000 Value	21.13%	6.79%	6.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$19,068,361
Number of Portfolio Holdings	89
Advisory Fee (net of waivers)	$69,131
Portfolio Turnover	53%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	10.6%
Exchange-Traded Funds	50.2%
Money Market Funds	0.9%
Non U.S. Government & Agencies	1.7%
U.S. Government & Agencies	36.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
50.1%
U.S. Treasury Obligations
21.4%
MBS Passthrough
15.1%
Energy
2.6%
Industrials
2.0%
Utilities
1.8%
Materials
1.6%
Real Estate
1.1%
Sovereign
1.0%
Money Market Funds
0.9%
Local Authority
0.7%
Consumer Discretionary
0.6%
Consumer Staples
0.5%
Financials
0.3%
Other Assets in Excess of Liabilities
0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Financials	0.3%
Consumer Staples	0.5%
Consumer Discretionary	0.6%
Local Authority	0.7%
Money Market Funds	0.9%
Sovereign	1.0%
Real Estate	1.1%
Materials	1.6%
Utilities	1.8%
Industrials	2.0%
Energy	2.6%
MBS Passthrough	15.1%
U.S. Treasury Obligations	21.4%
Equity	50.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Timothy Plan High Dividend Stock Enhanced ETF	50.1%
United States Treasury Note	5.9%
United States Treasury Note	4.1%
United States Treasury Note	3.6%
United States Treasury Note	2.7%
United States Treasury Note	1.9%
United States Treasury Note	1.8%
United States Treasury Note	1.4%
Israel Government International Bond	1.0%
Fidelity Government Portfolio, Institutional Class	0.9%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Timothy Plan Growth & Income Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TGIAX

Timothy Plan Growth & Income Fund

Class C (TGCIX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Timothy Plan Growth & Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$249	2.34%

How did the Fund perform during the reporting period?

For the twelve months ending September 30, 2024, the Fund delivered strong returns across its equity and fixed income allocations. The fixed income portion, managed by Barrow Hanley, returned 11.28% gross of fees (11.06% net), slightly underperforming the Bloomberg Aggregate Index’s 11.57% return. The equity portion, managed by Timothy Partners, Ltd., which includes Timothy Plan High Dividend Stock ETF (TPHD) and Timothy Plan High Dividend Stock Enhanced ETF (TPHE), also contributed positively.

Key Performance Drivers:

• Equity Allocation (Timothy Partners, Ltd.): About 5% of the Fund is in TPHD and 36% in TPHE, both benefiting from stable, dividend-paying stocks that provide diversification and income.

• Fixed Income Allocation (Barrow Hanley): Volatile U.S. Treasury yields and rate cut expectations shaped the fixed income strategy. Overweighting mortgage-backed securities (MBS) added value, while an underweight to Financials detracted.

• Top Contributors: Dividend-paying stocks in the equity portion provided stability. In fixed income, MBS performed well due to tightening credit spreads and falling Treasury yields.

• Largest Detractors: The underweight to Financials in the fixed income portion and U.S. Treasury yield volatility posed challenges.

We believe the Fund is defensively positioned to take advantage of market opportunities from rate cuts and improving conditions, combining stable equities with actively managed fixed income.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Growth & Income Fund
S&P 500® Index
40% BB US Aggregate Bond / 60% Russell 1000 Value
$36,000
$32,000
$28,000
$24,000
$20,000
$16,000
$12,000
$8,000
$35,098
$18,779
$11,225
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Timothy Plan Growth & Income Fund	S&P 500® Index	40% BB US Aggregate Bond / 60% Russell 1000 Value
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$9,558	$9,939	$9,861
Sep-2016	$9,706	$11,472	$11,031
Sep-2017	$10,110	$13,607	$12,022
Sep-2018	$9,911	$16,044	$12,640
Sep-2019	$9,830	$16,727	$13,521
Sep-2020	$9,417	$19,260	$13,571
Sep-2021	$10,948	$25,040	$16,245
Sep-2022	$10,004	$21,165	$14,223
Sep-2023	$9,981	$25,741	$15,504
Sep-2024	$11,225	$35,098	$18,779

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Growth & Income Fund	12.47%	2.69%	1.16%
40% BB US Aggregate Bond / 60% Russell 1000 Value	21.13%	6.79%	6.50%
S&P 500® Index	36.35%	15.98%	13.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$19,068,361
Number of Portfolio Holdings	89
Advisory Fee (net of waivers)	$69,131
Portfolio Turnover	53%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	10.6%
Exchange-Traded Funds	50.2%
Money Market Funds	0.9%
Non U.S. Government & Agencies	1.7%
U.S. Government & Agencies	36.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Financials	0.3%
Consumer Staples	0.5%
Consumer Discretionary	0.6%
Local Authority	0.7%
Money Market Funds	0.9%
Sovereign	1.0%
Real Estate	1.1%
Materials	1.6%
Utilities	1.8%
Industrials	2.0%
Energy	2.6%
MBS Passthrough	15.1%
U.S. Treasury Obligations	21.4%
Equity	50.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Timothy Plan High Dividend Stock Enhanced ETF	50.1%
United States Treasury Note	5.9%
United States Treasury Note	4.1%
United States Treasury Note	3.6%
United States Treasury Note	2.7%
United States Treasury Note	1.9%
United States Treasury Note	1.8%
United States Treasury Note	1.4%
Israel Government International Bond	1.0%
Fidelity Government Portfolio, Institutional Class	0.9%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Timothy Plan Growth & Income Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TGCIX

Timothy Plan Growth & Income Fund

Class I (TIGIX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Timothy Plan Growth & Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$143	1.34%

How did the Fund perform during the reporting period?

For the twelve months ending September 30, 2024, the Fund delivered strong returns across its equity and fixed income allocations. The fixed income portion, managed by Barrow Hanley, returned 11.28% gross of fees (11.06% net), slightly underperforming the Bloomberg Aggregate Index’s 11.57% return. The equity portion, managed by Timothy Partners, Ltd., which includes Timothy Plan High Dividend Stock ETF (TPHD) and Timothy Plan High Dividend Stock Enhanced ETF (TPHE), also contributed positively.

Key Performance Drivers:

• Equity Allocation (Timothy Partners, Ltd.): About 5% of the Fund is in TPHD and 36% in TPHE, both benefiting from stable, dividend-paying stocks that provide diversification and income.

• Fixed Income Allocation (Barrow Hanley): Volatile U.S. Treasury yields and rate cut expectations shaped the fixed income strategy. Overweighting mortgage-backed securities (MBS) added value, while an underweight to Financials detracted.

• Top Contributors: Dividend-paying stocks in the equity portion provided stability. In fixed income, MBS performed well due to tightening credit spreads and falling Treasury yields.

• Largest Detractors: The underweight to Financials in the fixed income portion and U.S. Treasury yield volatility posed challenges.

We believe the Fund is defensively positioned to take advantage of market opportunities from rate cuts and improving conditions, combining stable equities with actively managed fixed income.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Growth & Income Fund
S&P 500® Index
40% BB US Aggregate Bond / 60% Russell 1000 Value
$36,000
$32,000
$28,000
$24,000
$20,000
$16,000
$12,000
$8,000
$35,098
$18,779
$12,399
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Timothy Plan Growth & Income Fund	S&P 500® Index	40% BB US Aggregate Bond / 60% Russell 1000 Value
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$9,650	$9,939	$9,861
Sep-2016	$9,902	$11,472	$11,031
Sep-2017	$10,416	$13,607	$12,022
Sep-2018	$10,312	$16,044	$12,640
Sep-2019	$10,323	$16,727	$13,521
Sep-2020	$9,993	$19,260	$13,571
Sep-2021	$11,736	$25,040	$16,245
Sep-2022	$10,835	$21,165	$14,223
Sep-2023	$10,916	$25,741	$15,504
Sep-2024	$12,399	$35,098	$18,779

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Growth & Income Fund	13.59%	3.73%	2.17%
40% BB US Aggregate Bond / 60% Russell 1000 Value	21.13%	6.79%	6.50%
S&P 500® Index	36.35%	15.98%	13.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$19,068,361
Number of Portfolio Holdings	89
Advisory Fee (net of waivers)	$69,131
Portfolio Turnover	53%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	10.6%
Exchange-Traded Funds	50.2%
Money Market Funds	0.9%
Non U.S. Government & Agencies	1.7%
U.S. Government & Agencies	36.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Financials	0.3%
Consumer Staples	0.5%
Consumer Discretionary	0.6%
Local Authority	0.7%
Money Market Funds	0.9%
Sovereign	1.0%
Real Estate	1.1%
Materials	1.6%
Utilities	1.8%
Industrials	2.0%
Energy	2.6%
MBS Passthrough	15.1%
U.S. Treasury Obligations	21.4%
Equity	50.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Timothy Plan High Dividend Stock Enhanced ETF	50.1%
United States Treasury Note	5.9%
United States Treasury Note	4.1%
United States Treasury Note	3.6%
United States Treasury Note	2.7%
United States Treasury Note	1.9%
United States Treasury Note	1.8%
United States Treasury Note	1.4%
Israel Government International Bond	1.0%
Fidelity Government Portfolio, Institutional Class	0.9%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Timothy Plan Growth & Income Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TIGIX

Timothy Plan High Yield Bond Fund

Class A (TPHAX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Timothy Plan High Yield Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$123	1.14%

How did the Fund perform during the reporting period?

For the twelve months ended September 30, 2024, the Timothy Plan High Yield Fund Class A returned 15.07%, outperforming its benchmark, the Bloomberg U.S. HY Ba/B 3% Issuer Cap Index, which returned 14.63%. Lower yields and tighter spreads narrowed high-yield bond spreads during the year.

Key Performance Drivers:

• Sector Allocation: An overweight to Financials benefited the Fund, as the sector produced the highest nominal and excess returns within the Index. An underweight to Energy also contributed positively, as the sector underperformed relative to the overall Index.

• Top Contributors: The overweight allocation to Financials was a key contributor, along with the continued strength of the high yield market, which saw improvements in credit quality and leverage.

• Largest Detractors: An underweight to Utilities detracted from performance as the sector outperformed the Index. Additionally, an underweight to Consumer Cyclicals negatively impacted relative returns, as the category’s performance exceeded that of the broader market.

Looking ahead, the portfolio remains focused on individual credit selection to avoid downgrades, emphasizing sectors and opportunities that should offer strong risk-adjusted returns.

How has the Fund performed over the last ten years?

How did the Fund perform during the reporting period?

Timothy Plan High Yield Bond Fund
Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index
ICE BofA U.S. Broad Market Bond Index
$20,000
$16,000
$12,000
$8,000
$16,226
$14,223
$12,039
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Timothy Plan High Yield Bond Fund	Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index	ICE BofA U.S. Broad Market Bond Index
Sep-2014	$9,547	$10,000	$10,000
Sep-2015	$9,082	$9,791	$10,305
Sep-2016	$9,972	$10,937	$10,847
Sep-2017	$10,664	$11,783	$10,850
Sep-2018	$10,647	$12,040	$10,722
Sep-2019	$11,551	$13,040	$11,853
Sep-2020	$11,927	$13,621	$12,689
Sep-2021	$13,290	$14,962	$12,552
Sep-2022	$11,237	$12,893	$10,719
Sep-2023	$12,360	$14,156	$10,790
Sep-2024	$14,223	$16,226	$12,039

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan High Yield Bond Fund
Without Load	15.07%	4.25%	4.07%
With Load	9.92%	3.30%	3.59%
Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index	14.63%	4.47%	4.96%
ICE BofA U.S. Broad Market Bond Index	11.58%	0.31%	1.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$182,833,032
Number of Portfolio Holdings	144
Advisory Fee (net of waivers)	$882,416
Portfolio Turnover	33%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	96.4%
Money Market Funds	3.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Materials 20.4%
Financials 20.2%
Consumer Discretionary 15.1%
Industrials 13.5%
Health Care 7.9%
Energy 5.9%
Real Estate 5.4%
Consumer Staples 3.9%
Money Market Funds 3.6%
Technology 2.8%
Utilities 1.3%

Value	Value
Utilities	1.3%
Technology	2.8%
Money Market Funds	3.6%
Consumer Staples	3.9%
Real Estate	5.4%
Energy	5.9%
Health Care	7.9%
Industrials	13.5%
Consumer Discretionary	15.1%
Financials	20.2%
Materials	20.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio, Institutional Class	3.6%
Burford Capital Global Finance, LLC	2.2%
Mauser Packaging Solutions Holding Company	1.9%
Howard Hughes Corporation (The)	1.8%
Enviri Corporation	1.7%
Ken Garff Automotive, LLC	1.7%
Interface, Inc.	1.6%
Chemours Company (The)	1.5%
TMS International Corporation	1.5%
Mativ Holdings, Inc.	1.4%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Timothy Plan High Yield Bond Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TPHAX

Timothy Plan High Yield Bond Fund

Class C (TPHCX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Timothy Plan High Yield Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$202	1.89%

How did the Fund perform during the reporting period?

For the twelve months ended September 30, 2024, the Timothy Plan High Yield Fund Class C returned 14.14%, outperforming its benchmark, the Bloomberg U.S. HY Ba/B 3% Issuer Cap Index, which returned 14.63%. Lower yields and tighter spreads narrowed high-yield bond spreads during the year.

Key Performance Drivers:

• Sector Allocation: An overweight to Financials benefited the Fund, as the sector produced the highest nominal and excess returns within the Index. An underweight to Energy also contributed positively, as the sector underperformed relative to the overall Index.

• Top Contributors: The overweight allocation to Financials was a key contributor, along with the continued strength of the high yield market, which saw improvements in credit quality and leverage.

• Largest Detractors: An underweight to Utilities detracted from performance as the sector outperformed the Index. Additionally, an underweight to Consumer Cyclicals negatively impacted relative returns, as the category’s performance exceeded that of the broader market.

Looking ahead, the portfolio remains focused on individual credit selection to avoid downgrades, emphasizing sectors and opportunities that should offer strong risk-adjusted returns.

How has the Fund performed over the last ten years?

How did the Fund perform during the reporting period?

Timothy Plan High Yield Bond Fund
Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index
ICE BofA U.S. Broad Market Bond Index
$20,000
$16,000
$12,000
$8,000
$16,226
$13,823
$12,039
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Timothy Plan High Yield Bond Fund	Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index	ICE BofA U.S. Broad Market Bond Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$9,442	$9,791	$10,305
Sep-2016	$10,296	$10,937	$10,847
Sep-2017	$10,918	$11,783	$10,850
Sep-2018	$10,825	$12,040	$10,722
Sep-2019	$11,652	$13,040	$11,853
Sep-2020	$11,937	$13,621	$12,689
Sep-2021	$13,216	$14,962	$12,552
Sep-2022	$11,083	$12,893	$10,719
Sep-2023	$12,111	$14,156	$10,790
Sep-2024	$13,823	$16,226	$12,039

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan High Yield Bond Fund	14.14%	3.48%	3.29%
Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index	14.63%	4.47%	4.96%
ICE BofA U.S. Broad Market Bond Index	11.58%	0.31%	1.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$182,833,032
Number of Portfolio Holdings	144
Advisory Fee (net of waivers)	$882,416
Portfolio Turnover	33%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	96.4%
Money Market Funds	3.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Utilities	1.3%
Technology	2.8%
Money Market Funds	3.6%
Consumer Staples	3.9%
Real Estate	5.4%
Energy	5.9%
Health Care	7.9%
Industrials	13.5%
Consumer Discretionary	15.1%
Financials	20.2%
Materials	20.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio, Institutional Class	3.6%
Burford Capital Global Finance, LLC	2.2%
Mauser Packaging Solutions Holding Company	1.9%
Howard Hughes Corporation (The)	1.8%
Enviri Corporation	1.7%
Ken Garff Automotive, LLC	1.7%
Interface, Inc.	1.6%
Chemours Company (The)	1.5%
TMS International Corporation	1.5%
Mativ Holdings, Inc.	1.4%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Timothy Plan High Yield Bond Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TPHCX

Timothy Plan High Yield Bond Fund

Class I (TPHIX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Timothy Plan High Yield Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.89%

How did the Fund perform during the reporting period?

For the twelve months ended September 30, 2024, the Timothy Plan High Yield Fund Class I returned 15.34%, outperforming its benchmark, the Bloomberg U.S. HY Ba/B 3% Issuer Cap Index, which returned 14.63%. Lower yields and tighter spreads narrowed high-yield bond spreads during the year.

Key Performance Drivers:

• Sector Allocation: An overweight to Financials benefited the Fund, as the sector produced the highest nominal and excess returns within the Index. An underweight to Energy also contributed positively, as the sector underperformed relative to the overall Index.

• Top Contributors: The overweight allocation to Financials was a key contributor, along with the continued strength of the high yield market, which saw improvements in credit quality and leverage.

• Largest Detractors: An underweight to Utilities detracted from performance as the sector outperformed the Index. Additionally, an underweight to Consumer Cyclicals negatively impacted relative returns, as the category’s performance exceeded that of the broader market.

Looking ahead, the portfolio remains focused on individual credit selection to avoid downgrades, emphasizing sectors and opportunities that should offer strong risk-adjusted returns.

How has the Fund performed over the last ten years?

How did the Fund perform during the reporting period?

Timothy Plan High Yield Bond Fund
Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index
ICE BofA U.S. Broad Market Bond Index
$20,000
$16,000
$12,000
$8,000
$16,226
$15,289
$12,039
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Timothy Plan High Yield Bond Fund	Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index	ICE BofA U.S. Broad Market Bond Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$9,538	$9,791	$10,305
Sep-2016	$10,503	$10,937	$10,847
Sep-2017	$11,260	$11,783	$10,850
Sep-2018	$11,261	$12,040	$10,722
Sep-2019	$12,249	$13,040	$11,853
Sep-2020	$12,681	$13,621	$12,689
Sep-2021	$14,166	$14,962	$12,552
Sep-2022	$12,007	$12,893	$10,719
Sep-2023	$13,256	$14,156	$10,790
Sep-2024	$15,289	$16,226	$12,039

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan High Yield Bond Fund	15.34%	4.53%	4.34%
Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index	14.63%	4.47%	4.96%
ICE BofA U.S. Broad Market Bond Index	11.58%	0.31%	1.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$182,833,032
Number of Portfolio Holdings	144
Advisory Fee (net of waivers)	$882,416
Portfolio Turnover	33%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	96.4%
Money Market Funds	3.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Utilities	1.3%
Technology	2.8%
Money Market Funds	3.6%
Consumer Staples	3.9%
Real Estate	5.4%
Energy	5.9%
Health Care	7.9%
Industrials	13.5%
Consumer Discretionary	15.1%
Financials	20.2%
Materials	20.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio, Institutional Class	3.6%
Burford Capital Global Finance, LLC	2.2%
Mauser Packaging Solutions Holding Company	1.9%
Howard Hughes Corporation (The)	1.8%
Enviri Corporation	1.7%
Ken Garff Automotive, LLC	1.7%
Interface, Inc.	1.6%
Chemours Company (The)	1.5%
TMS International Corporation	1.5%
Mativ Holdings, Inc.	1.4%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Timothy Plan High Yield Bond Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TPHIX

Timothy Plan International Fund

Class A (TPIAX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Timothy Plan International Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$180	1.59%

How did the Fund perform during the reporting period?

For the twelve months ended September 30, 2024, the Timothy Plan International Fund outperformed the MSCI ACWI ex. US index. The Fund benefitted from falling inflation, lower bond yields, and European central banks pivoting into an easing cycle. Japan’s equity market resurgence also contributed to the Fund’s strong performance.

Key Performance Drivers:

• Stock Selection: Positive stock selection in seven out of ten sectors drove the Fund’s outperformance, with Materials, Industrials, Health Care, and Utilities leading the way. Negative stock selection in the energy sector decreased slightly.

• Top Contributors: Strong contributors included CRH Ltd (Materials - Ireland/USA), Techtronic Industries (Industrials - Hong Kong), ABB Ltd (Industrials - Switzerland), and Tokio Marine Holdings (Financials - Japan).

• Largest Detractors: The main detractors were Equinor ASA (Energy - Norway), Magna International (Consumer Discretionary - Canada), and NICE Ltd (Technology - Israel).

Major central banks are expected to continue their rate-cutting paths, which should support equity markets and many of the Fund’s holdings. Japan’s corporate governance reforms should also benefit the Fund’s Japanese holdings, though volatility may persist due to geopolitical risks and economic uncertainties.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan International Fund
MSCI ACWI ex USA Index
$20,000
$16,000
$12,000
$8,000
$16,630
$15,744
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Timothy Plan International Fund	MSCI ACWI ex USA Index
Sep-2014	$9,447	$10,000
Sep-2015	$9,001	$8,784
Sep-2016	$9,167	$9,597
Sep-2017	$10,717	$11,479
Sep-2018	$10,804	$11,681
Sep-2019	$10,205	$11,537
Sep-2020	$11,225	$11,884
Sep-2021	$14,529	$14,726
Sep-2022	$10,412	$11,020
Sep-2023	$12,422	$13,267
Sep-2024	$15,744	$16,630

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan International Fund
Without Load	26.74%	9.06%	5.24%
With Load	19.80%	7.83%	4.64%
MSCI ACWI ex USA Index	25.35%	7.59%	5.22%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$182,644,980
Number of Portfolio Holdings	51
Advisory Fee (net of waivers)	$1,559,578
Portfolio Turnover	18%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.1%
Money Market Funds	4.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
25.2%
Industrials
21.1%
Technology
14.0%
Health Care
11.0%
Materials
6.2%
Energy
5.1%
Money Market Funds
4.9%
Consumer Staples
4.1%
Utilities
3.2%
Consumer Discretionary
2.8%
Communications
2.3%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Communications	2.3%
Consumer Discretionary	2.8%
Utilities	3.2%
Consumer Staples	4.1%
Money Market Funds	4.9%
Energy	5.1%
Materials	6.2%
Health Care	11.0%
Technology	14.0%
Industrials	21.1%
Financials	25.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio, Institutional Class	4.9%
Alcon, Inc.	3.4%
London Stock Exchange Group plc	3.0%
CRH plc	2.9%
Canadian Pacific Kansas City Ltd.	2.9%
Techtronic Industries Company Ltd.	2.8%
ASM International N.V.	2.7%
Taiwan Semiconductor Manufacturing Company Ltd.	2.7%
Hoya Corporation	2.7%
Safran S.A.	2.6%

Material Fund Changes

Effective February 1, 2024, Timothy Plan voluntarily reduced the advisory fee to 0.90% from 0.95% for the Fund.

Timothy Plan International Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TPIAX

Timothy Plan International Fund

Class C (TPICX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Timothy Plan International Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$264	2.34%

How did the Fund perform during the reporting period?

For the twelve months ended September 30, 2024, the Timothy Plan International Fund outperformed the MSCI ACWI ex. US index. The Fund benefitted from falling inflation, lower bond yields, and European central banks pivoting into an easing cycle. Japan’s equity market resurgence also contributed to the Fund’s strong performance.

Key Performance Drivers:

• Stock Selection: Positive stock selection in seven out of ten sectors drove the Fund’s outperformance, with Materials, Industrials, Health Care, and Utilities leading the way. Negative stock selection in the energy sector decreased slightly.

• Top Contributors: Strong contributors included CRH Ltd (Materials - Ireland/USA), Techtronic Industries (Industrials - Hong Kong), ABB Ltd (Industrials - Switzerland), and Tokio Marine Holdings (Financials - Japan).

• Largest Detractors: The main detractors were Equinor ASA (Energy - Norway), Magna International (Consumer Discretionary - Canada), and NICE Ltd (Technology - Israel).

Major central banks are expected to continue their rate-cutting paths, which should support equity markets and many of the Fund’s holdings. Japan’s corporate governance reforms should also benefit the Fund’s Japanese holdings, though volatility may persist due to geopolitical risks and economic uncertainties.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan International Fund
MSCI ACWI ex USA Index
$20,000
$16,000
$12,000
$8,000
$16,630
$15,477
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Timothy Plan International Fund	MSCI ACWI ex USA Index
Sep-2014	$10,000	$10,000
Sep-2015	$9,469	$8,784
Sep-2016	$9,573	$9,597
Sep-2017	$11,098	$11,479
Sep-2018	$11,111	$11,681
Sep-2019	$10,409	$11,537
Sep-2020	$11,379	$11,884
Sep-2021	$14,608	$14,726
Sep-2022	$10,385	$11,020
Sep-2023	$12,302	$13,267
Sep-2024	$15,477	$16,630

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan International Fund	25.81%	8.26%	4.46%
MSCI ACWI ex USA Index	25.35%	7.59%	5.22%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$182,644,980
Number of Portfolio Holdings	51
Advisory Fee (net of waivers)	$1,559,578
Portfolio Turnover	18%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.1%
Money Market Funds	4.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Communications	2.3%
Consumer Discretionary	2.8%
Utilities	3.2%
Consumer Staples	4.1%
Money Market Funds	4.9%
Energy	5.1%
Materials	6.2%
Health Care	11.0%
Technology	14.0%
Industrials	21.1%
Financials	25.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio, Institutional Class	4.9%
Alcon, Inc.	3.4%
London Stock Exchange Group plc	3.0%
CRH plc	2.9%
Canadian Pacific Kansas City Ltd.	2.9%
Techtronic Industries Company Ltd.	2.8%
ASM International N.V.	2.7%
Taiwan Semiconductor Manufacturing Company Ltd.	2.7%
Hoya Corporation	2.7%
Safran S.A.	2.6%

Material Fund Changes

Effective February 1, 2024, Timothy Plan voluntarily reduced the advisory fee to 0.90% from 0.95% for the Fund.

Timothy Plan International Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TPICX

Timothy Plan International Fund

Class I (TPIIX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Timothy Plan International Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$152	1.34%

How did the Fund perform during the reporting period?

For the twelve months ended September 30, 2024, the Timothy Plan International Fund outperformed the MSCI ACWI ex. US index. The Fund benefitted from falling inflation, lower bond yields, and European central banks pivoting into an easing cycle. Japan’s equity market resurgence also contributed to the Fund’s strong performance.

Key Performance Drivers:

• Stock Selection: Positive stock selection in seven out of ten sectors drove the Fund’s outperformance, with Materials, Industrials, Health Care, and Utilities leading the way. Negative stock selection in the energy sector decreased slightly.

• Top Contributors: Strong contributors included CRH Ltd (Materials - Ireland/USA), Techtronic Industries (Industrials - Hong Kong), ABB Ltd (Industrials - Switzerland), and Tokio Marine Holdings (Financials - Japan).

• Largest Detractors: The main detractors were Equinor ASA (Energy - Norway), Magna International (Consumer Discretionary - Canada), and NICE Ltd (Technology - Israel).

Major central banks are expected to continue their rate-cutting paths, which should support equity markets and many of the Fund’s holdings. Japan’s corporate governance reforms should also benefit the Fund’s Japanese holdings, though volatility may persist due to geopolitical risks and economic uncertainties.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan International Fund
MSCI ACWI ex USA Index
$20,000
$16,000
$12,000
$8,000
$17,108
$16,630
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Timothy Plan International Fund	MSCI ACWI ex USA Index
Sep-2014	$10,000	$10,000
Sep-2015	$9,561	$8,784
Sep-2016	$9,759	$9,597
Sep-2017	$11,435	$11,479
Sep-2018	$11,555	$11,681
Sep-2019	$10,939	$11,537
Sep-2020	$12,079	$11,884
Sep-2021	$15,664	$14,726
Sep-2022	$11,247	$11,020
Sep-2023	$13,458	$13,267
Sep-2024	$17,108	$16,630

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan International Fund	27.13%	9.36%	5.52%
MSCI ACWI ex USA Index	25.35%	7.59%	5.22%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$182,644,980
Number of Portfolio Holdings	51
Advisory Fee (net of waivers)	$1,559,578
Portfolio Turnover	18%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.1%
Money Market Funds	4.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Communications	2.3%
Consumer Discretionary	2.8%
Utilities	3.2%
Consumer Staples	4.1%
Money Market Funds	4.9%
Energy	5.1%
Materials	6.2%
Health Care	11.0%
Technology	14.0%
Industrials	21.1%
Financials	25.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio, Institutional Class	4.9%
Alcon, Inc.	3.4%
London Stock Exchange Group plc	3.0%
CRH plc	2.9%
Canadian Pacific Kansas City Ltd.	2.9%
Techtronic Industries Company Ltd.	2.8%
ASM International N.V.	2.7%
Taiwan Semiconductor Manufacturing Company Ltd.	2.7%
Hoya Corporation	2.7%
Safran S.A.	2.6%

Material Fund Changes

Effective February 1, 2024, Timothy Plan voluntarily reduced the advisory fee to 0.90% from 0.95% for the Fund.

Timothy Plan International Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TPIIX

Timothy Plan Israel Common Values Fund

Class A (TPAIX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Timothy Plan Israel Common Values Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$189	1.77%

How did the Fund perform during the reporting period?

For the twelve months ended September 30, 2024, the Fund rose mostly in line with the benchmark TA-125 index, achieving double-digit gains despite significant volatility following the attacks on Israel. The Fund’s NAV initially fell by more than 16% but recovered to pre-war levels within two months, reflecting resilience in both equities and the shekel currency.

Key Performance Drivers:

• Sector Allocation: Positive sector allocation came from an underweight to Communication Services, an underperforming sector, and an overweight to the outperforming Technology sector. The health care sector was detracted, driven by the strong performance of Teva Pharmaceutical, a company screened out of the fund.

• Top Contributors: CyberArk Software Ltd (Technology), Tel-Aviv Stock Exchange, Inc (Financials), and defense manufacturer Leonardo DRS, Inc (Industrials) were the Fund’s strongest performers.

• Largest Detractors: Not owning Teva Pharmaceutical (Health Care) was the largest headwind to performance, along with holdings in Mobileye Global, Inc (Consumer Discretionary) and Maytronics Limited (Consumer Discretionary).

The Fund remains focused on Israel’s innovative companies, with an optimistic long-term outlook despite uncertainties from the ongoing war and its economic effects. The Fund continues to seek attractive investment opportunities that align with its values.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Israel Common Values Fund
Israel TA-125 Index
$20,000
$16,000
$12,000
$8,000
$17,664
$16,028
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Timothy Plan Israel Common Values Fund	Israel TA-125 Index
Sep-2014	$9,447	$10,000
Sep-2015	$8,519	$9,346
Sep-2016	$9,555	$9,483
Sep-2017	$11,620	$10,321
Sep-2018	$12,433	$11,607
Sep-2019	$14,189	$12,379
Sep-2020	$13,288	$11,075
Sep-2021	$19,832	$16,244
Sep-2022	$17,351	$14,942
Sep-2023	$15,529	$13,776
Sep-2024	$17,664	$16,028

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Israel Common Values Fund
Without Load	13.75%	4.48%	6.46%
With Load	7.47%	3.30%	5.85%
Israel TA-125 Index	16.35%	5.30%	4.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$99,977,879
Number of Portfolio Holdings	57
Advisory Fee	$979,623
Portfolio Turnover	9%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.5%
Money Market Funds	2.3%
Partnership Shares	2.7%
Reit	1.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 29.1%
Financials 25.0%
Real Estate 13.1%
Energy 9.0%
Industrials 8.2%
Consumer Discretionary 5.0%
Consumer Staples 2.9%
Health Care 2.7%
Money Market Funds 2.3%
Utilities 1.7%
Materials 1.1%
Liabilities in Excess of Other Assets -0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Materials	1.1%
Utilities	1.7%
Money Market Funds	2.3%
Health Care	2.7%
Consumer Staples	2.9%
Consumer Discretionary	5.0%
Industrials	8.2%
Energy	9.0%
Real Estate	13.1%
Financials	25.0%
Technology	29.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Nova Ltd.	5.0%
Bank Leumi Le-Israel BM	4.7%
Bank Hapoalim BM	4.1%
CyberArk Software Ltd.	4.1%
Mizrahi Tefahot Bank Ltd.	3.7%
Nice Ltd.	3.7%
Elbit Systems Ltd.	3.6%
Tel Aviv Stock Exchange Ltd.	3.5%
Azrieli Group Ltd.	3.1%
Israel Discount Bank Ltd., Class A	2.9%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Timothy Plan Israel Common Values Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TPAIX

Timothy Plan Israel Common Values Fund

Class C (TPCIX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Timothy Plan Israel Common Values Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$268	2.52%

How did the Fund perform during the reporting period?

For the twelve months ended September 30, 2024, the Fund rose mostly in line with the benchmark TA-125 index, achieving double-digit gains despite significant volatility following the attacks on Israel. The Fund’s NAV initially fell by more than 16% but recovered to pre-war levels within two months, reflecting resilience in both equities and the shekel currency.

Key Performance Drivers:

• Sector Allocation: Positive sector allocation came from an underweight to Communication Services, an underperforming sector, and an overweight to the outperforming Technology sector. The health care sector was detracted, driven by the strong performance of Teva Pharmaceutical, a company screened out of the fund.

• Top Contributors: CyberArk Software Ltd (Technology), Tel-Aviv Stock Exchange, Inc (Financials), and defense manufacturer Leonardo DRS, Inc (Industrials) were the Fund’s strongest performers.

• Largest Detractors: Not owning Teva Pharmaceutical (Health Care) was the largest headwind to performance, along with holdings in Mobileye Global, Inc (Consumer Discretionary) and Maytronics Limited (Consumer Discretionary).

The Fund remains focused on Israel’s innovative companies, with an optimistic long-term outlook despite uncertainties from the ongoing war and its economic effects. The Fund continues to seek attractive investment opportunities that align with its values.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Israel Common Values Fund
Israel TA-125 Index
$20,000
$16,000
$12,000
$8,000
$17,335
$16,028
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Timothy Plan Israel Common Values Fund	Israel TA-125 Index
Sep-2014	$10,000	$10,000
Sep-2015	$8,946	$9,346
Sep-2016	$9,967	$9,483
Sep-2017	$12,020	$10,321
Sep-2018	$12,765	$11,607
Sep-2019	$14,458	$12,379
Sep-2020	$13,446	$11,075
Sep-2021	$19,908	$16,244
Sep-2022	$17,284	$14,942
Sep-2023	$15,360	$13,776
Sep-2024	$17,335	$16,028

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Israel Common Values Fund	12.85%	3.70%	5.66%
Israel TA-125 Index	16.35%	5.30%	4.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$99,977,879
Number of Portfolio Holdings	57
Advisory Fee	$979,623
Portfolio Turnover	9%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.5%
Money Market Funds	2.3%
Partnership Shares	2.7%
Reit	1.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Materials	1.1%
Utilities	1.7%
Money Market Funds	2.3%
Health Care	2.7%
Consumer Staples	2.9%
Consumer Discretionary	5.0%
Industrials	8.2%
Energy	9.0%
Real Estate	13.1%
Financials	25.0%
Technology	29.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Nova Ltd.	5.0%
Bank Leumi Le-Israel BM	4.7%
Bank Hapoalim BM	4.1%
CyberArk Software Ltd.	4.1%
Mizrahi Tefahot Bank Ltd.	3.7%
Nice Ltd.	3.7%
Elbit Systems Ltd.	3.6%
Tel Aviv Stock Exchange Ltd.	3.5%
Azrieli Group Ltd.	3.1%
Israel Discount Bank Ltd., Class A	2.9%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Timothy Plan Israel Common Values Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TPCIX

Timothy Plan Israel Common Values Fund

Class I (TICIX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Timothy Plan Israel Common Values Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$163	1.52%

How did the Fund perform during the reporting period?

For the twelve months ended September 30, 2024, the Fund rose mostly in line with the benchmark TA-125 index, achieving double-digit gains despite significant volatility following the attacks on Israel. The Fund’s NAV initially fell by more than 16% but recovered to pre-war levels within two months, reflecting resilience in both equities and the shekel currency.

Key Performance Drivers:

• Sector Allocation: Positive sector allocation came from an underweight to Communication Services, an underperforming sector, and an overweight to the outperforming Technology sector. The health care sector was detracted, driven by the strong performance of Teva Pharmaceutical, a company screened out of the fund.

• Top Contributors: CyberArk Software Ltd (Technology), Tel-Aviv Stock Exchange, Inc (Financials), and defense manufacturer Leonardo DRS, Inc (Industrials) were the Fund’s strongest performers.

• Largest Detractors: Not owning Teva Pharmaceutical (Health Care) was the largest headwind to performance, along with holdings in Mobileye Global, Inc (Consumer Discretionary) and Maytronics Limited (Consumer Discretionary).

The Fund remains focused on Israel’s innovative companies, with an optimistic long-term outlook despite uncertainties from the ongoing war and its economic effects. The Fund continues to seek attractive investment opportunities that align with its values.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Israel Common Values Fund
Israel TA-125 Index
$24,000
$20,000
$16,000
$12,000
$8,000
$19,175
$16,028
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Timothy Plan Israel Common Values Fund	Israel TA-125 Index
Sep-2014	$10,000	$10,000
Sep-2015	$9,040	$9,346
Sep-2016	$10,171	$9,483
Sep-2017	$12,395	$10,321
Sep-2018	$13,290	$11,607
Sep-2019	$15,209	$12,379
Sep-2020	$14,285	$11,075
Sep-2021	$21,367	$16,244
Sep-2022	$18,738	$14,942
Sep-2023	$16,820	$13,776
Sep-2024	$19,175	$16,028

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Israel Common Values Fund	14.00%	4.74%	6.73%
Israel TA-125 Index	16.35%	5.30%	4.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$99,977,879
Number of Portfolio Holdings	57
Advisory Fee	$979,623
Portfolio Turnover	9%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.5%
Money Market Funds	2.3%
Partnership Shares	2.7%
Reit	1.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Materials	1.1%
Utilities	1.7%
Money Market Funds	2.3%
Health Care	2.7%
Consumer Staples	2.9%
Consumer Discretionary	5.0%
Industrials	8.2%
Energy	9.0%
Real Estate	13.1%
Financials	25.0%
Technology	29.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Nova Ltd.	5.0%
Bank Leumi Le-Israel BM	4.7%
Bank Hapoalim BM	4.1%
CyberArk Software Ltd.	4.1%
Mizrahi Tefahot Bank Ltd.	3.7%
Nice Ltd.	3.7%
Elbit Systems Ltd.	3.6%
Tel Aviv Stock Exchange Ltd.	3.5%
Azrieli Group Ltd.	3.1%
Israel Discount Bank Ltd., Class A	2.9%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Timothy Plan Israel Common Values Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TICIX

Timothy Plan Large/Mid Cap Growth Fund

Class A (TLGAX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Timothy Plan Large/Mid Cap Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$150	1.27%

How did the Fund perform during the reporting period?

For the twelve months ended September 30, 2024, the Timothy Plan Large/Mid Growth Fund - Class A achieved a 36.13% return, underperforming its benchmark, the Russell 1000 Growth Index, which returned 42%. Despite this, the Fund delivered strong absolute performance in a favorable market environment, as stocks rebounded after an initial decline in Q3 2023.

Key Performance Drivers:

• Sector Allocation: The Consumer Discretionary sector contributed significantly, adding 147 basis points, with an underweight position in Tesla contributing 117 basis points.

• Top Contributors: Broadcom Inc., the leader in networking semiconductors, gained 110% and added 126 basis points to relative performance. The portfolio’s exclusion of five of the "Magnificent 7" technology stocks, due to screening restrictions, acted as a headwind, as these stocks accounted for 60% of the Russell 1000 Growth Index’s rise.

• Largest Detractors: The Communication Services sector detracted 229 basis points from performance, mainly due to not owning Meta Platforms, which rose 91%. Cable One, Inc., a rural broadband provider, was the largest individual detractor, falling 28% and being removed from the portfolio.

Looking forward, we believe the Fund remains well-positioned to capitalize on growth opportunities, with a focus on sectors like Consumer Discretionary and Technology, while remaining mindful of valuation risks in the broader market.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Large/Mid Cap Growth Fund
Russell 1000® Growth Index
Russell 1000® Index
$48,000
$40,000
$32,000
$24,000
$16,000
$8,000
$46,145
$34,257
$25,960
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Timothy Plan Large/Mid Cap Growth Fund	Russell 1000® Growth Index	Russell 1000® Index
Sep-2014	$9,454	$10,000	$10,000
Sep-2015	$9,421	$10,317	$9,939
Sep-2016	$10,047	$11,737	$11,423
Sep-2017	$11,708	$14,312	$13,540
Sep-2018	$13,053	$18,076	$15,946
Sep-2019	$12,861	$18,746	$16,563
Sep-2020	$15,038	$25,782	$19,215
Sep-2021	$19,748	$32,825	$25,165
Sep-2022	$16,047	$25,410	$20,833
Sep-2023	$19,070	$32,453	$25,248
Sep-2024	$25,960	$46,145	$34,257

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Large/Mid Cap Growth Fund
Without Load	36.13%	15.08%	10.63%
With Load	28.61%	13.78%	10.01%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
Russell 1000® Index	35.68%	15.64%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$216,606,938
Number of Portfolio Holdings	53
Advisory Fee (net of waivers)	$1,295,172
Portfolio Turnover	53%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	80.9%
Exchange-Traded Funds	11.8%
Money Market Funds	4.4%
Reit	2.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 37.4%
Equity 11.8%
Health Care 11.6%
Industrials 10.8%
Consumer Discretionary 7.4%
Materials 5.5%
Money Market Funds 4.4%
Financials 4.2%
Consumer Staples 4.0%
Real Estate 3.0%
Liabilities in Excess of Other Assets -0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Real Estate	3.0%
Consumer Staples	4.0%
Financials	4.2%
Money Market Funds	4.4%
Materials	5.5%
Consumer Discretionary	7.4%
Industrials	10.8%
Health Care	11.6%
Equity	11.8%
Technology	37.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core Enhanced ETF	9.6%
NVIDIA Corporation	9.6%
Fidelity Government Portfolio, Institutional Class	4.4%
Costco Wholesale Corporation	4.0%
Broadcom, Inc.	3.2%
ServiceNow, Inc.	3.2%
Tesla, Inc.	2.7%
Arthur J Gallagher & Company	2.7%
Linde plc	2.6%
Stryker Corporation	2.4%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Timothy Plan Large/Mid Cap Growth Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TLGAX

Timothy Plan Large/Mid Cap Growth Fund

Class C (TLGCX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Timothy Plan Large/Mid Cap Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$237	2.02%

How did the Fund perform during the reporting period?

For the twelve months ended September 30, 2024, the Timothy Plan Large/Mid Growth Fund - Class C achieved a 35.14% return, underperforming its benchmark, the Russell 1000 Growth Index, which returned 42%. Despite this, the Fund delivered strong absolute performance in a favorable market environment, as stocks rebounded after an initial decline in Q3 2023.

Key Performance Drivers:

• Sector Allocation: The Consumer Discretionary sector contributed significantly, adding 147 basis points, with an underweight position in Tesla contributing 117 basis points.

• Top Contributors: Broadcom Inc., the leader in networking semiconductors, gained 110% and added 126 basis points to relative performance. The portfolio’s exclusion of five of the "Magnificent 7" technology stocks, due to screening restrictions, acted as a headwind, as these stocks accounted for 60% of the Russell 1000 Growth Index’s rise.

• Largest Detractors: The Communication Services sector detracted 229 basis points from performance, mainly due to not owning Meta Platforms, which rose 91%. Cable One, Inc., a rural broadband provider, was the largest individual detractor, falling 28% and being removed from the portfolio.

Looking forward, we believe the Fund remains well-positioned to capitalize on growth opportunities, with a focus on sectors like Consumer Discretionary and Technology, while remaining mindful of valuation risks in the broader market.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Large/Mid Cap Growth Fund
Russell 1000® Growth Index
Russell 1000® Index
$48,000
$40,000
$32,000
$24,000
$16,000
$8,000
$46,145
$34,257
$25,479
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Timothy Plan Large/Mid Cap Growth Fund	Russell 1000® Growth Index	Russell 1000® Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$9,886	$10,317	$9,939
Sep-2016	$10,483	$11,737	$11,423
Sep-2017	$12,116	$14,312	$13,540
Sep-2018	$13,404	$18,076	$15,946
Sep-2019	$13,103	$18,746	$16,563
Sep-2020	$15,212	$25,782	$19,215
Sep-2021	$19,825	$32,825	$25,165
Sep-2022	$16,006	$25,410	$20,833
Sep-2023	$18,853	$32,453	$25,248
Sep-2024	$25,479	$46,145	$34,257

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Large/Mid Cap Growth Fund	35.14%	14.22%	9.80%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
Russell 1000® Index	35.68%	15.64%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$216,606,938
Number of Portfolio Holdings	53
Advisory Fee (net of waivers)	$1,295,172
Portfolio Turnover	53%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	80.9%
Exchange-Traded Funds	11.8%
Money Market Funds	4.4%
Reit	2.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Real Estate	3.0%
Consumer Staples	4.0%
Financials	4.2%
Money Market Funds	4.4%
Materials	5.5%
Consumer Discretionary	7.4%
Industrials	10.8%
Health Care	11.6%
Equity	11.8%
Technology	37.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core Enhanced ETF	9.6%
NVIDIA Corporation	9.6%
Fidelity Government Portfolio, Institutional Class	4.4%
Costco Wholesale Corporation	4.0%
Broadcom, Inc.	3.2%
ServiceNow, Inc.	3.2%
Tesla, Inc.	2.7%
Arthur J Gallagher & Company	2.7%
Linde plc	2.6%
Stryker Corporation	2.4%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Timothy Plan Large/Mid Cap Growth Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TLGCX

Timothy Plan Large/Mid Cap Growth Fund

Class I (TPLIX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Timothy Plan Large/Mid Cap Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$121	1.02%

How did the Fund perform during the reporting period?

For the twelve months ended September 30, 2024, the Timothy Plan Large/Mid Growth Fund - Class I achieved a 36.49% return, underperforming its benchmark, the Russell 1000 Growth Index, which returned 42%. Despite this, the Fund delivered strong absolute performance in a favorable market environment, as stocks rebounded after an initial decline in Q3 2023.

Key Performance Drivers:

• Sector Allocation: The Consumer Discretionary sector contributed significantly, adding 147 basis points, with an underweight position in Tesla contributing 117 basis points.

• Top Contributors: Broadcom Inc., the leader in networking semiconductors, gained 110% and added 126 basis points to relative performance. The portfolio’s exclusion of five of the "Magnificent 7" technology stocks, due to screening restrictions, acted as a headwind, as these stocks accounted for 60% of the Russell 1000 Growth Index’s rise.

• Largest Detractors: The Communication Services sector detracted 229 basis points from performance, mainly due to not owning Meta Platforms, which rose 91%. Cable One, Inc., a rural broadband provider, was the largest individual detractor, falling 28% and being removed from the portfolio.

Looking forward, we believe the Fund remains well-positioned to capitalize on growth opportunities, with a focus on sectors like Consumer Discretionary and Technology, while remaining mindful of valuation risks in the broader market.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Large/Mid Cap Growth Fund
Russell 1000® Growth Index
Russell 1000® Index
$48,000
$40,000
$32,000
$24,000
$16,000
$8,000
$46,145
$34,257
$28,149
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Timothy Plan Large/Mid Cap Growth Fund	Russell 1000® Growth Index	Russell 1000® Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$9,990	$10,317	$9,939
Sep-2016	$10,691	$11,737	$11,423
Sep-2017	$12,482	$14,312	$13,540
Sep-2018	$13,941	$18,076	$15,946
Sep-2019	$13,768	$18,746	$16,563
Sep-2020	$16,151	$25,782	$19,215
Sep-2021	$21,261	$32,825	$25,165
Sep-2022	$17,329	$25,410	$20,833
Sep-2023	$20,623	$32,453	$25,248
Sep-2024	$28,149	$46,145	$34,257

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Large/Mid Cap Growth Fund	36.49%	15.38%	10.90%
Russell 1000® Growth Index	42.19%	19.74%	16.52%
Russell 1000® Index	35.68%	15.64%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$216,606,938
Number of Portfolio Holdings	53
Advisory Fee (net of waivers)	$1,295,172
Portfolio Turnover	53%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	80.9%
Exchange-Traded Funds	11.8%
Money Market Funds	4.4%
Reit	2.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Real Estate	3.0%
Consumer Staples	4.0%
Financials	4.2%
Money Market Funds	4.4%
Materials	5.5%
Consumer Discretionary	7.4%
Industrials	10.8%
Health Care	11.6%
Equity	11.8%
Technology	37.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core Enhanced ETF	9.6%
NVIDIA Corporation	9.6%
Fidelity Government Portfolio, Institutional Class	4.4%
Costco Wholesale Corporation	4.0%
Broadcom, Inc.	3.2%
ServiceNow, Inc.	3.2%
Tesla, Inc.	2.7%
Arthur J Gallagher & Company	2.7%
Linde plc	2.6%
Stryker Corporation	2.4%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Timothy Plan Large/Mid Cap Growth Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TPLIX

Timothy Plan Large/Mid Cap Value Fund

Class A (TLVAX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Timothy Plan Large/Mid Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.19%

How did the Fund perform during the reporting period?

For the twelve months ended September 30, 2024, the Timothy Plan Large/Mid Cap Value Fund - Class A gained 28.18%, trailing the S&P 500® Index, which gained 36.35%. Relative performance was impacted by an underweight position in Information Technology and an overweight in Consumer Staples. The Fund benefited from stock selection in Industrials and Health Care, which helped offset some of the underperformance.

Key Performance Drivers:

• Sector Allocation: The Fund’s underweight to Information Technology and overweight to Consumer Staples detracted from relative performance. Strong stock selection in Industrials and Health Care helped offset some of these headwinds.

• "Magnificent 7" Impact: The underweight to five of the "Magnificent 7" large-cap growth stocks significantly affected performance. Although NVIDIA Corp. (NVDA) was held and performed well, the lack of exposure to other tech giants accounted for over a third of the underperformance.

• Top Contributors: NVIDIA Corp. (NVDA), driven by enthusiasm for AI, gained over 150%, making it the Fund’s best performer. Broadcom Inc. (AVGO) and Monolithic Power Systems Inc. (MPWR) also contributed positively with strong gains in the semiconductor and power management sectors.

• Largest Detractors: Lattice Semiconductor Corp. (LSCC) was sold after its CEO’s departure. ConocoPhillips (COP) underperformed as oil prices declined in the spring, and Dollar General Corp. (DG) struggled with supply chain issues and was sold.

Looking forward, Westwood remains cautious about risks to the economic environment and continues to favor sectors like Industrials and Real Estate for consistent cash flow and shareholder returns. The Fund remains underweight in high-valuation sectors like Information Technology and Communication Services.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Large/Mid Cap Value Fund
S&P 500® Index
$36,000
$32,000
$28,000
$24,000
$20,000
$16,000
$12,000
$8,000
$35,098
$23,961
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Timothy Plan Large/Mid Cap Value Fund	S&P 500® Index
Sep-2014	$9,451	$10,000
Sep-2015	$9,601	$9,939
Sep-2016	$10,216	$11,472
Sep-2017	$11,554	$13,607
Sep-2018	$13,124	$16,044
Sep-2019	$13,457	$16,727
Sep-2020	$13,986	$19,260
Sep-2021	$18,167	$25,040
Sep-2022	$16,405	$21,165
Sep-2023	$18,693	$25,741
Sep-2024	$23,961	$35,098

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Large/Mid Cap Value Fund
Without Load	28.18%	12.23%	9.75%
With Load	21.13%	10.97%	9.13%
S&P 500® Index	36.35%	15.98%	13.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$354,857,874
Number of Portfolio Holdings	44
Advisory Fee (net of waivers)	$2,036,126
Portfolio Turnover	34%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	75.2%
Exchange-Traded Funds	16.8%
Money Market Funds	3.6%
Reit	4.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
22.5%
Equity
16.8%
Industrials
10.6%
Consumer Staples
8.1%
Financials
8.1%
Health Care
7.9%
Utilities
6.6%
Consumer Discretionary
4.6%
Real Estate
4.4%
Money Market Funds
3.6%
Materials
3.5%
Energy
3.4%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Energy	3.4%
Materials	3.5%
Money Market Funds	3.6%
Real Estate	4.4%
Consumer Discretionary	4.6%
Utilities	6.6%
Health Care	7.9%
Financials	8.1%
Consumer Staples	8.1%
Industrials	10.6%
Equity	16.8%
Technology	22.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core Enhanced ETF	7.1%
Timothy Plan High Dividend Stock Enhanced ETF	6.3%
Fidelity Government Portfolio, Institutional Class	3.6%
Monolithic Power Systems, Inc.	2.7%
O'Reilly Automotive, Inc.	2.6%
CACI International, Inc., Class A	2.5%
WEC Energy Group, Inc.	2.4%
Arthur J Gallagher & Company	2.4%
McCormick & Company, Inc.	2.4%
Hubbell, Inc.	2.3%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Timothy Plan Large/Mid Cap Value Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TLVAX

Timothy Plan Large/Mid Cap Value Fund

Class C (TLVCX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Timothy Plan Large/Mid Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$220	1.94%

How did the Fund perform during the reporting period?

For the twelve months ended September 30, 2024, the Timothy Plan Large/Mid Cap Value Fund - Class C gained 27.23%, trailing the S&P 500® Index, which gained 36.35%. Relative performance was impacted by an underweight position in Information Technology and an overweight in Consumer Staples. The Fund benefited from stock selection in Industrials and Health Care, which helped offset some of the underperformance.

Key Performance Drivers:

• Sector Allocation: The Fund’s underweight to Information Technology and overweight to Consumer Staples detracted from relative performance. Strong stock selection in Industrials and Health Care helped offset some of these headwinds.

• "Magnificent 7" Impact: The underweight to five of the "Magnificent 7" large-cap growth stocks significantly affected performance. Although NVIDIA Corp. (NVDA) was held and performed well, the lack of exposure to other tech giants accounted for over a third of the underperformance.

• Top Contributors: NVIDIA Corp. (NVDA), driven by enthusiasm for AI, gained over 150%, making it the Fund’s best performer. Broadcom Inc. (AVGO) and Monolithic Power Systems Inc. (MPWR) also contributed positively with strong gains in the semiconductor and power management sectors.

• Largest Detractors: Lattice Semiconductor Corp. (LSCC) was sold after its CEO’s departure. ConocoPhillips (COP) underperformed as oil prices declined in the spring, and Dollar General Corp. (DG) struggled with supply chain issues and was sold.

Looking forward, Westwood remains cautious about risks to the economic environment and continues to favor sectors like Industrials and Real Estate for consistent cash flow and shareholder returns. The Fund remains underweight in high-valuation sectors like Information Technology and Communication Services.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Large/Mid Cap Value Fund
S&P 500® Index
$36,000
$32,000
$28,000
$24,000
$20,000
$16,000
$12,000
$8,000
$35,098
$23,523
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Timothy Plan Large/Mid Cap Value Fund	S&P 500® Index
Sep-2014	$10,000	$10,000
Sep-2015	$10,082	$9,939
Sep-2016	$10,651	$11,472
Sep-2017	$11,958	$13,607
Sep-2018	$13,482	$16,044
Sep-2019	$13,717	$16,727
Sep-2020	$14,148	$19,260
Sep-2021	$18,238	$25,040
Sep-2022	$16,352	$21,165
Sep-2023	$18,488	$25,741
Sep-2024	$23,523	$35,098

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Large/Mid Cap Value Fund	27.23%	11.39%	8.93%
S&P 500® Index	36.35%	15.98%	13.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$354,857,874
Number of Portfolio Holdings	44
Advisory Fee (net of waivers)	$2,036,126
Portfolio Turnover	34%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	75.2%
Exchange-Traded Funds	16.8%
Money Market Funds	3.6%
Reit	4.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Energy	3.4%
Materials	3.5%
Money Market Funds	3.6%
Real Estate	4.4%
Consumer Discretionary	4.6%
Utilities	6.6%
Health Care	7.9%
Financials	8.1%
Consumer Staples	8.1%
Industrials	10.6%
Equity	16.8%
Technology	22.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core Enhanced ETF	7.1%
Timothy Plan High Dividend Stock Enhanced ETF	6.3%
Fidelity Government Portfolio, Institutional Class	3.6%
Monolithic Power Systems, Inc.	2.7%
O'Reilly Automotive, Inc.	2.6%
CACI International, Inc., Class A	2.5%
WEC Energy Group, Inc.	2.4%
Arthur J Gallagher & Company	2.4%
McCormick & Company, Inc.	2.4%
Hubbell, Inc.	2.3%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Timothy Plan Large/Mid Cap Value Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TLVCX

Timothy Plan Large/Mid Cap Value Fund

Class I (TMVIX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Timothy Plan Large/Mid Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$107	0.94%

How did the Fund perform during the reporting period?

For the twelve months ended September 30, 2024, the Timothy Plan Large/Mid Cap Value Fund - Class I gained 28.53%, trailing the S&P 500® Index, which gained 36.35%. Relative performance was impacted by an underweight position in Information Technology and an overweight in Consumer Staples. The Fund benefited from stock selection in Industrials and Health Care, which helped offset some of the underperformance.

Key Performance Drivers:

• Sector Allocation: The Fund’s underweight to Information Technology and overweight to Consumer Staples detracted from relative performance. Strong stock selection in Industrials and Health Care helped offset some of these headwinds.

• "Magnificent 7" Impact: The underweight to five of the "Magnificent 7" large-cap growth stocks significantly affected performance. Although NVIDIA Corp. (NVDA) was held and performed well, the lack of exposure to other tech giants accounted for over a third of the underperformance.

• Top Contributors: NVIDIA Corp. (NVDA), driven by enthusiasm for AI, gained over 150%, making it the Fund’s best performer. Broadcom Inc. (AVGO) and Monolithic Power Systems Inc. (MPWR) also contributed positively with strong gains in the semiconductor and power management sectors.

• Largest Detractors: Lattice Semiconductor Corp. (LSCC) was sold after its CEO’s departure. ConocoPhillips (COP) underperformed as oil prices declined in the spring, and Dollar General Corp. (DG) struggled with supply chain issues and was sold.

Looking forward, Westwood remains cautious about risks to the economic environment and continues to favor sectors like Industrials and Real Estate for consistent cash flow and shareholder returns. The Fund remains underweight in high-valuation sectors like Information Technology and Communication Services.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Large/Mid Cap Value Fund
S&P 500® Index
$36,000
$32,000
$28,000
$24,000
$20,000
$16,000
$12,000
$8,000
$35,098
$28,139
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Timothy Plan Large/Mid Cap Value Fund	S&P 500® Index
Sep-2014	$10,000	$10,000
Sep-2015	$11,023	$9,939
Sep-2016	$11,766	$11,472
Sep-2017	$13,338	$13,607
Sep-2018	$15,182	$16,044
Sep-2019	$15,604	$16,727
Sep-2020	$16,265	$19,260
Sep-2021	$21,177	$25,040
Sep-2022	$19,170	$21,165
Sep-2023	$21,893	$25,741
Sep-2024	$28,139	$35,098

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Large/Mid Cap Value Fund	28.53%	12.52%	10.90%
S&P 500® Index	36.35%	15.98%	13.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$354,857,874
Number of Portfolio Holdings	44
Advisory Fee (net of waivers)	$2,036,126
Portfolio Turnover	34%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	75.2%
Exchange-Traded Funds	16.8%
Money Market Funds	3.6%
Reit	4.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Energy	3.4%
Materials	3.5%
Money Market Funds	3.6%
Real Estate	4.4%
Consumer Discretionary	4.6%
Utilities	6.6%
Health Care	7.9%
Financials	8.1%
Consumer Staples	8.1%
Industrials	10.6%
Equity	16.8%
Technology	22.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core Enhanced ETF	7.1%
Timothy Plan High Dividend Stock Enhanced ETF	6.3%
Fidelity Government Portfolio, Institutional Class	3.6%
Monolithic Power Systems, Inc.	2.7%
O'Reilly Automotive, Inc.	2.6%
CACI International, Inc., Class A	2.5%
WEC Energy Group, Inc.	2.4%
Arthur J Gallagher & Company	2.4%
McCormick & Company, Inc.	2.4%
Hubbell, Inc.	2.3%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Timothy Plan Large/Mid Cap Value Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TMVIX

Timothy Plan Small Cap Value Fund

Class A (TPLNX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Timothy Plan Small Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$149	1.33%

How did the Fund perform during the reporting period?

For the twelve months ended September 30, 2024, the Timothy Plan Small Cap Value Fund - Class A gained 24.15%, slightly trailing the Russell 2000® Index, which gained 26.76%. Small-cap and value stocks rebounded in the third quarter of 2024 after lagging earlier in the year.

Key Performance Drivers:

• Sector Allocation: The Fund's underweight positions in the Information Technology and Health Care sectors detracted from relative performance. In contrast, stock selection and overweight positions in Financials and Industrials benefited the Fund.

• Top Contributors: Baldwin Insurance Group Inc. (BWIN), an insurance broker, was the best performer, showing strong organic growth and increasing profit margins. Blue Bird Corp. (BLBD), a leader in alternative fuel school buses, and Boot Barn Holdings Inc. (BOOT), a western wear retailer, both contributed positively due to solid business growth.

• Largest Detractors: Vital Energy Inc. (VTLE), an oil and gas producer, declined after an earnings miss in May but remains a long-term hold. LegalZoom.com Inc. (LZ) fell due to slowing business formation, and the Fund exited the position after leadership changes. CONMED Corp. (CNMD) dropped after disappointing earnings in January.

After strong returns over the past year, the Fund is positioned defensively, favoring Financials, Industrials, and Real Estate sectors, while underweighting high-growth sectors such as Information Technology and Health Care due to concerns over stretched valuations.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Small Cap Value Fund
Russell 2000® Index
Russell 3000® Index
$36,000
$32,000
$28,000
$24,000
$20,000
$16,000
$12,000
$8,000
$33,432
$23,210
$20,914
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Timothy Plan Small Cap Value Fund	Russell 2000® Index	Russell 3000® Index
Sep-2014	$9,451	$10,000	$10,000
Sep-2015	$9,635	$10,125	$9,951
Sep-2016	$10,663	$11,691	$11,440
Sep-2017	$12,961	$14,115	$13,579
Sep-2018	$14,272	$16,266	$15,967
Sep-2019	$13,733	$14,820	$16,433
Sep-2020	$11,758	$14,878	$18,898
Sep-2021	$17,758	$21,972	$24,921
Sep-2022	$14,591	$16,809	$20,528
Sep-2023	$16,845	$18,310	$24,729
Sep-2024	$20,914	$23,210	$33,432

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Small Cap Value Fund
Without Load	24.15%	8.78%	8.27%
With Load	17.31%	7.55%	7.66%
Russell 2000® Index	26.76%	9.39%	8.78%
Russell 3000® Index	35.19%	15.26%	12.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$195,874,164
Number of Portfolio Holdings	62
Advisory Fee (net of waivers)	$1,298,344
Portfolio Turnover	50%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	77.7%
Exchange-Traded Funds	11.5%
Money Market Funds	1.1%
Reit	9.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 20.6%
Industrials 13.1%
Equity 11.5%
Real Estate 9.7%
Consumer Discretionary 8.8%
Materials 8.8%
Energy 7.2%
Health Care 6.8%
Technology 5.4%
Utilities 3.5%
Consumer Staples 2.6%
Money Market Funds 1.1%
Communications 0.9%

Value	Value
Communications	0.9%
Money Market Funds	1.1%
Consumer Staples	2.6%
Utilities	3.5%
Technology	5.4%
Health Care	6.8%
Energy	7.2%
Materials	8.8%
Consumer Discretionary	8.8%
Real Estate	9.7%
Equity	11.5%
Industrials	13.1%
Financials	20.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Small Cap Core ETF	11.5%
GMS, Inc.	1.9%
Century Communities, Inc.	1.9%
Moog, Inc., Class A	1.9%
Boise Cascade Company	1.9%
Stepan Company	1.9%
PotlatchDeltic Corporation	1.9%
Piper Sandler Cos	1.9%
Merit Medical Systems, Inc.	1.8%
First Bancorp	1.8%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Timothy Plan Small Cap Value Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TPLNX

Timothy Plan Small Cap Value Fund

Class C (TSVCX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Timothy Plan Small Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$232	2.08%

How did the Fund perform during the reporting period?

For the twelve months ended September 30, 2024, the Timothy Plan Small Cap Value Fund - Class C gained 23.28%, slightly trailing the Russell 2000® Index, which gained 26.76%. Small-cap and value stocks rebounded in the third quarter of 2024 after lagging earlier in the year.

Key Performance Drivers:

• Sector Allocation: The Fund's underweight positions in the Information Technology and Health Care sectors detracted from relative performance. In contrast, stock selection and overweight positions in Financials and Industrials benefited the Fund.

• Top Contributors: Baldwin Insurance Group Inc. (BWIN), an insurance broker, was the best performer, showing strong organic growth and increasing profit margins. Blue Bird Corp. (BLBD), a leader in alternative fuel school buses, and Boot Barn Holdings Inc. (BOOT), a western wear retailer, both contributed positively due to solid business growth.

• Largest Detractors: Vital Energy Inc. (VTLE), an oil and gas producer, declined after an earnings miss in May but remains a long-term hold. LegalZoom.com Inc. (LZ) fell due to slowing business formation, and the Fund exited the position after leadership changes. CONMED Corp. (CNMD) dropped after disappointing earnings in January.

After strong returns over the past year, the Fund is positioned defensively, favoring Financials, Industrials, and Real Estate sectors, while underweighting high-growth sectors such as Information Technology and Health Care due to concerns over stretched valuations.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Small Cap Value Fund
Russell 2000® Index
Russell 3000® Index
$36,000
$32,000
$28,000
$24,000
$20,000
$16,000
$12,000
$8,000
$33,432
$23,210
$20,538
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Timothy Plan Small Cap Value Fund	Russell 2000® Index	Russell 3000® Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,120	$10,125	$9,951
Sep-2016	$11,113	$11,691	$11,440
Sep-2017	$13,413	$14,115	$13,579
Sep-2018	$14,653	$16,266	$15,967
Sep-2019	$13,995	$14,820	$16,433
Sep-2020	$11,894	$14,878	$18,898
Sep-2021	$17,823	$21,972	$24,921
Sep-2022	$14,536	$16,809	$20,528
Sep-2023	$16,660	$18,310	$24,729
Sep-2024	$20,538	$23,210	$33,432

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Small Cap Value Fund	23.28%	7.97%	7.46%
Russell 2000® Index	26.76%	9.39%	8.78%
Russell 3000® Index	35.19%	15.26%	12.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$195,874,164
Number of Portfolio Holdings	62
Advisory Fee (net of waivers)	$1,298,344
Portfolio Turnover	50%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	77.7%
Exchange-Traded Funds	11.5%
Money Market Funds	1.1%
Reit	9.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Communications	0.9%
Money Market Funds	1.1%
Consumer Staples	2.6%
Utilities	3.5%
Technology	5.4%
Health Care	6.8%
Energy	7.2%
Materials	8.8%
Consumer Discretionary	8.8%
Real Estate	9.7%
Equity	11.5%
Industrials	13.1%
Financials	20.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Small Cap Core ETF	11.5%
GMS, Inc.	1.9%
Century Communities, Inc.	1.9%
Moog, Inc., Class A	1.9%
Boise Cascade Company	1.9%
Stepan Company	1.9%
PotlatchDeltic Corporation	1.9%
Piper Sandler Cos	1.9%
Merit Medical Systems, Inc.	1.8%
First Bancorp	1.8%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Timothy Plan Small Cap Value Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TSVCX

Timothy Plan Small Cap Value Fund

Class I (TPVIX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Timothy Plan Small Cap Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$121	1.08%

How did the Fund perform during the reporting period?

For the twelve months ended September 30, 2024, the Timothy Plan Small Cap Value Fund - Class I gained 24.45%, slightly trailing the Russell 2000® Index, which gained 26.76%. Small-cap and value stocks rebounded in the third quarter of 2024 after lagging earlier in the year.

Key Performance Drivers:

• Sector Allocation: The Fund's underweight positions in the Information Technology and Health Care sectors detracted from relative performance. In contrast, stock selection and overweight positions in Financials and Industrials benefited the Fund.

• Top Contributors: Baldwin Insurance Group Inc. (BWIN), an insurance broker, was the best performer, showing strong organic growth and increasing profit margins. Blue Bird Corp. (BLBD), a leader in alternative fuel school buses, and Boot Barn Holdings Inc. (BOOT), a western wear retailer, both contributed positively due to solid business growth.

• Largest Detractors: Vital Energy Inc. (VTLE), an oil and gas producer, declined after an earnings miss in May but remains a long-term hold. LegalZoom.com Inc. (LZ) fell due to slowing business formation, and the Fund exited the position after leadership changes. CONMED Corp. (CNMD) dropped after disappointing earnings in January.

After strong returns over the past year, the Fund is positioned defensively, favoring Financials, Industrials, and Real Estate sectors, while underweighting high-growth sectors such as Information Technology and Health Care due to concerns over stretched valuations.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Small Cap Value Fund
Russell 2000® Index
Russell 3000® Index
$36,000
$32,000
$28,000
$24,000
$20,000
$16,000
$12,000
$8,000
$33,432
$23,210
$22,691
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Timothy Plan Small Cap Value Fund	Russell 2000® Index	Russell 3000® Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,223	$10,125	$9,951
Sep-2016	$11,340	$11,691	$11,440
Sep-2017	$13,822	$14,115	$13,579
Sep-2018	$15,254	$16,266	$15,967
Sep-2019	$14,720	$14,820	$16,433
Sep-2020	$12,638	$14,878	$18,898
Sep-2021	$19,125	$21,972	$24,921
Sep-2022	$15,749	$16,809	$20,528
Sep-2023	$18,234	$18,310	$24,729
Sep-2024	$22,691	$23,210	$33,432

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Small Cap Value Fund	24.45%	9.04%	8.54%
Russell 2000® Index	26.76%	9.39%	8.78%
Russell 3000® Index	35.19%	15.26%	12.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$195,874,164
Number of Portfolio Holdings	62
Advisory Fee (net of waivers)	$1,298,344
Portfolio Turnover	50%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	77.7%
Exchange-Traded Funds	11.5%
Money Market Funds	1.1%
Reit	9.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Communications	0.9%
Money Market Funds	1.1%
Consumer Staples	2.6%
Utilities	3.5%
Technology	5.4%
Health Care	6.8%
Energy	7.2%
Materials	8.8%
Consumer Discretionary	8.8%
Real Estate	9.7%
Equity	11.5%
Industrials	13.1%
Financials	20.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Small Cap Core ETF	11.5%
GMS, Inc.	1.9%
Century Communities, Inc.	1.9%
Moog, Inc., Class A	1.9%
Boise Cascade Company	1.9%
Stepan Company	1.9%
PotlatchDeltic Corporation	1.9%
Piper Sandler Cos	1.9%
Merit Medical Systems, Inc.	1.8%
First Bancorp	1.8%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Timothy Plan Small Cap Value Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TPVIX

Timothy Plan Small/Mid Cap Growth Fund

Class A (TAAGX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Timothy Plan Small/Mid Cap Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$180	1.48%

How did the Fund perform during the reporting period?

 For the twelve months ended September 30, 2024, the Timothy Plan Small/Mid Cap Growth Fund - Class A achieved a 42.75% return, outperforming the benchmark Russell Midcap Growth Index, which gained 29.3%. The favorable environment for stocks was driven by improving inflationary indicators and anticipation of Federal Reserve interest rate cuts.

Key Performance Drivers:

• Top Performing Sectors: Industrials and Technology were the best-performing sectors within the Fund, contributing significantly to its absolute and relative outperformance.

• Top Contributors: Telecom hardware company Super Micro Computer and retailer Burlington Stores were the top contributors, delivering strong gains for the Fund.

• Largest Detractors: The Healthcare and Energy sectors were the weakest performers. The largest individual detractors were software company CrowdStrike Holdings and semiconductor company On Semiconductor.

The Fund remains positioned to capture growth opportunities as market conditions improve. With inflationary pressures easing and interest rates expected to decline, sectors such as Industrials and Technology appear poised to continue driving performance. We believe the Fund’s disciplined approach to stock selection will help navigate potential volatility and potentially deliver long-term growth.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Small/Mid Cap Growth Fund
Russell 3000® Index
Russell Midcap® Growth Index
$36,000
$32,000
$28,000
$24,000
$20,000
$16,000
$12,000
$8,000
$33,432
$29,168
$23,552
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Timothy Plan Small/Mid Cap Growth Fund	Russell 3000® Index	Russell Midcap® Growth Index
Sep-2014	$9,454	$10,000	$10,000
Sep-2015	$9,232	$9,951	$10,145
Sep-2016	$9,137	$11,440	$11,285
Sep-2017	$10,866	$13,579	$13,296
Sep-2018	$12,420	$15,967	$16,102
Sep-2019	$11,336	$16,433	$16,940
Sep-2020	$14,289	$18,898	$20,875
Sep-2021	$19,131	$24,921	$27,232
Sep-2022	$14,030	$20,528	$19,199
Sep-2023	$16,499	$24,729	$22,552
Sep-2024	$23,552	$33,432	$29,168

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Small/Mid Cap Growth Fund
Without Load	42.75%	15.75%	9.56%
With Load	34.90%	14.44%	8.94%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell Midcap® Growth Index	29.33%	11.48%	11.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$72,026,174
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$472,346
Portfolio Turnover	95%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	90.8%
Money Market Funds	7.0%
Reit	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
27.6%
Technology
25.1%
Consumer Discretionary
18.8%
Health Care
15.3%
Money Market Funds
7.2%
Energy
5.5%
Real Estate
2.2%
Financials
0.9%
Liabilities in Excess of Other Assets
-2.6%

Value	Value
Liabilities in Excess of Other Assets	-2.6%
Financials	0.9%
Real Estate	2.2%
Energy	5.5%
Money Market Funds	7.2%
Health Care	15.3%
Consumer Discretionary	18.8%
Technology	25.1%
Industrials	27.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio, Institutional Class	7.2%
Comfort Systems USA, Inc.	4.7%
Toll Brothers, Inc.	4.5%
Clean Harbors, Inc.	3.9%
Monolithic Power Systems, Inc.	3.9%
Parker-Hannifin Corporation	3.7%
Burlington Stores, Inc.	3.6%
Marvell Technology, Inc.	3.6%
Deckers Outdoor Corporation	3.6%
Tenet Healthcare Corporation	3.5%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Timothy Plan Small/Mid Cap Growth Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TAAGX

Timothy Plan Small/Mid Cap Growth Fund

Class C (TCAGX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Timothy Plan Small/Mid Cap Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$270	2.23%

How did the Fund perform during the reporting period?

 For the twelve months ended September 30, 2024, the Timothy Plan Small/Mid Cap Growth Fund - Class C achieved a 41.68% return, outperforming the benchmark Russell Midcap Growth Index, which gained 29.3%. The favorable environment for stocks was driven by improving inflationary indicators and anticipation of Federal Reserve interest rate cuts.

Key Performance Drivers:

• Top Performing Sectors: Industrials and Technology were the best-performing sectors within the Fund, contributing significantly to its absolute and relative outperformance.

• Top Contributors: Telecom hardware company Super Micro Computer and retailer Burlington Stores were the top contributors, delivering strong gains for the Fund.

• Largest Detractors: The Healthcare and Energy sectors were the weakest performers. The largest individual detractors were software company CrowdStrike Holdings and semiconductor company On Semiconductor.

The Fund remains positioned to capture growth opportunities as market conditions improve. With inflationary pressures easing and interest rates expected to decline, sectors such as Industrials and Technology appear poised to continue driving performance. We believe the Fund’s disciplined approach to stock selection will help navigate potential volatility and potentially deliver long-term growth.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Small/Mid Cap Growth Fund
Russell 3000® Index
Russell Midcap® Growth Index
$36,000
$32,000
$28,000
$24,000
$20,000
$16,000
$12,000
$8,000
$33,432
$29,168
$23,125
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Timothy Plan Small/Mid Cap Growth Fund	Russell 3000® Index	Russell Midcap® Growth Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$9,690	$9,951	$10,145
Sep-2016	$9,523	$11,440	$11,285
Sep-2017	$11,224	$13,579	$13,296
Sep-2018	$12,758	$15,967	$16,102
Sep-2019	$11,553	$16,433	$16,940
Sep-2020	$14,451	$18,898	$20,875
Sep-2021	$19,201	$24,921	$27,232
Sep-2022	$13,972	$20,528	$19,199
Sep-2023	$16,322	$24,729	$22,552
Sep-2024	$23,125	$33,432	$29,168

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Small/Mid Cap Growth Fund	41.68%	14.89%	8.74%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell Midcap® Growth Index	29.33%	11.48%	11.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$72,026,174
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$472,346
Portfolio Turnover	95%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	90.8%
Money Market Funds	7.0%
Reit	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.6%
Financials	0.9%
Real Estate	2.2%
Energy	5.5%
Money Market Funds	7.2%
Health Care	15.3%
Consumer Discretionary	18.8%
Technology	25.1%
Industrials	27.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio, Institutional Class	7.2%
Comfort Systems USA, Inc.	4.7%
Toll Brothers, Inc.	4.5%
Clean Harbors, Inc.	3.9%
Monolithic Power Systems, Inc.	3.9%
Parker-Hannifin Corporation	3.7%
Burlington Stores, Inc.	3.6%
Marvell Technology, Inc.	3.6%
Deckers Outdoor Corporation	3.6%
Tenet Healthcare Corporation	3.5%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Timothy Plan Small/Mid Cap Growth Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TCAGX

Timothy Plan Small/Mid Cap Growth Fund

Class I (TIAGX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Timothy Plan Small/Mid Cap Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$150	1.23%

How did the Fund perform during the reporting period?

 For the twelve months ended September 30, 2024, the Timothy Plan Small/Mid Cap Growth Fund - Class I achieved a 43.24% return, outperforming the benchmark Russell Midcap Growth Index, which gained 29.3%. The favorable environment for stocks was driven by improving inflationary indicators and anticipation of Federal Reserve interest rate cuts.

Key Performance Drivers:

• Top Performing Sectors: Industrials and Technology were the best-performing sectors within the Fund, contributing significantly to its absolute and relative outperformance.

• Top Contributors: Telecom hardware company Super Micro Computer and retailer Burlington Stores were the top contributors, delivering strong gains for the Fund.

• Largest Detractors: The Healthcare and Energy sectors were the weakest performers. The largest individual detractors were software company CrowdStrike Holdings and semiconductor company On Semiconductor.

The Fund remains positioned to capture growth opportunities as market conditions improve. With inflationary pressures easing and interest rates expected to decline, sectors such as Industrials and Technology appear poised to continue driving performance. We believe the Fund’s disciplined approach to stock selection will help navigate potential volatility and potentially deliver long-term growth.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Small/Mid Cap Growth Fund
Russell 3000® Index
Russell Midcap® Growth Index
$36,000
$32,000
$28,000
$24,000
$20,000
$16,000
$12,000
$8,000
$33,432
$29,168
$25,533
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Timothy Plan Small/Mid Cap Growth Fund	Russell 3000® Index	Russell Midcap® Growth Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$9,790	$9,951	$10,145
Sep-2016	$9,716	$11,440	$11,285
Sep-2017	$11,577	$13,579	$13,296
Sep-2018	$13,270	$15,967	$16,102
Sep-2019	$12,145	$16,433	$16,940
Sep-2020	$15,340	$18,898	$20,875
Sep-2021	$20,584	$24,921	$27,232
Sep-2022	$15,134	$20,528	$19,199
Sep-2023	$17,825	$24,729	$22,552
Sep-2024	$25,533	$33,432	$29,168

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Small/Mid Cap Growth Fund	43.24%	16.02%	9.83%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell Midcap® Growth Index	29.33%	11.48%	11.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$72,026,174
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$472,346
Portfolio Turnover	95%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	90.8%
Money Market Funds	7.0%
Reit	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.6%
Financials	0.9%
Real Estate	2.2%
Energy	5.5%
Money Market Funds	7.2%
Health Care	15.3%
Consumer Discretionary	18.8%
Technology	25.1%
Industrials	27.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio, Institutional Class	7.2%
Comfort Systems USA, Inc.	4.7%
Toll Brothers, Inc.	4.5%
Clean Harbors, Inc.	3.9%
Monolithic Power Systems, Inc.	3.9%
Parker-Hannifin Corporation	3.7%
Burlington Stores, Inc.	3.6%
Marvell Technology, Inc.	3.6%
Deckers Outdoor Corporation	3.6%
Tenet Healthcare Corporation	3.5%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Timothy Plan Small/Mid Cap Growth Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TIAGX

Timothy Plan Strategic Growth Fund

Class A (TSGAX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Timothy Plan Strategic Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.89%

How did the Fund perform during the reporting period?

For the twelve months ended September 30, 2024, the Timothy Plan Strategic Growth Fund - Class A returned 17.23%, underperforming the Dow Jones Mod Aggressive Portfolio Index, which returned 24.10%. The Fund's performance reflects its allocation across various Timothy Plan mutual funds and ETFs, with asset allocation varying within allowable ranges over the past year in response to changing market conditions.

Key Performance Drivers:

• Equity Allocation: Exposure to the US Small Cap Core ETF and US Large/Mid Cap Core Enhanced ETF drove much of the positive performance, particularly as the Technology and Industrial sectors saw strong gains.

• Sector Performance: The High Dividend Stock Enhanced ETF and International ETF provided stable returns, but the defensive nature of dividend stocks and limited exposure to high-growth tech stocks compared to the index were performance headwinds.

• Fixed Income & High Yield Bond: Allocations to Fixed Income and High-Yield Bonds added stability, though they trailed equities. Bond yields fluctuated throughout the year, and tightening credit spreads supported high-yield bonds.

• Market-neutral ETF: The Market-Neutral ETF reduced overall portfolio volatility, delivering steady income during periods of market fluctuation.

• International Allocation: International holdings in Europe and Japan, particularly through the International Fund and International ETF, benefited from lower borrowing costs and market recoveries in those regions.

Reasons for Underperformance:

• The Fund’s limited exposure to high-growth technology stocks and allocation to fixed-income and more defensive sectors contributed to its underperformance relative to the benchmark. While this strategy provided stability, it resulted in a more conservative outcome than the index, which was heavily driven by growth stocks.

The Fund remains committed to adjusting allocations based on market conditions to balance growth opportunities with capital preservation in light of ongoing uncertainties.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Strategic Growth Fund
Dow Jones Moderately Aggressive Portfolio Index
Russell 3000® Index
$36,000
$32,000
$28,000
$24,000
$20,000
$16,000
$12,000
$8,000
$33,432
$21,320
$13,447
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Timothy Plan Strategic Growth Fund	Dow Jones Moderately Aggressive Portfolio Index	Russell 3000® Index
Sep-2014	$9,448	$10,000	$10,000
Sep-2015	$9,055	$9,690	$9,951
Sep-2016	$9,420	$10,869	$11,440
Sep-2017	$10,229	$12,431	$13,579
Sep-2018	$10,466	$13,598	$15,967
Sep-2019	$10,439	$13,879	$16,433
Sep-2020	$10,651	$14,820	$18,898
Sep-2021	$12,690	$18,600	$24,921
Sep-2022	$10,683	$15,088	$20,528
Sep-2023	$11,471	$17,180	$24,729
Sep-2024	$13,447	$21,320	$33,432

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Strategic Growth Fund
Without Load	17.23%	5.19%	3.59%
With Load	10.80%	4.01%	3.01%
Dow Jones Moderately Aggressive Portfolio Index	24.10%	8.96%	7.86%
Russell 3000® Index	35.19%	15.26%	12.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$33,757,663
Number of Portfolio Holdings	9
Advisory Fee	$49,623
Portfolio Turnover	3%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	66.7%
Money Market Funds	2.1%
Open End Funds	31.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
80.0%
Fixed Income
18.0%
Money Market Funds
2.1%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	2.1%
Fixed Income	18.0%
Equity	80.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Timothy Plan International ETF	16.2%
Timothy Plan US Large/Mid Cap Core Enhanced ETF	15.4%
Timothy Plan Market Neutral ETF	15.0%
Timothy Plan International Fund, Class A	13.2%
Timothy Plan US Small Cap Core ETF	12.1%
Timothy Plan Fixed Income Fund, Class A	12.0%
Timothy Plan High Dividend Stock Enhanced ETF	8.1%
Timothy Plan High Yield Bond Fund, Class A	6.0%
Fidelity Government Portfolio, Institutional Class	2.1%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Timothy Plan Strategic Growth Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TSGAX

Timothy Plan Strategic Growth Fund

Class C (TSGCX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Timothy Plan Strategic Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.39%

How did the Fund perform during the reporting period?

For the twelve months ended September 30, 2024, the Timothy Plan Strategic Growth Fund - Class C returned 16.61%, underperforming the Dow Jones Mod Aggressive Portfolio Index, which returned 24.10%. The Fund's performance reflects its allocation across various Timothy Plan mutual funds and ETFs, with asset allocation varying within allowable ranges over the past year in response to changing market conditions.

Key Performance Drivers:

• Equity Allocation: Exposure to the US Small Cap Core ETF and US Large/Mid Cap Core Enhanced ETF drove much of the positive performance, particularly as the Technology and Industrial sectors saw strong gains.

• Sector Performance: The High Dividend Stock Enhanced ETF and International ETF provided stable returns, but the defensive nature of dividend stocks and limited exposure to high-growth tech stocks compared to the index were performance headwinds.

• Fixed Income & High Yield Bond: Allocations to Fixed Income and High-Yield Bonds added stability, though they trailed equities. Bond yields fluctuated throughout the year, and tightening credit spreads supported high-yield bonds.

• Market-neutral ETF: The Market-Neutral ETF reduced overall portfolio volatility, delivering steady income during periods of market fluctuation.

• International Allocation: International holdings in Europe and Japan, particularly through the International Fund and International ETF, benefited from lower borrowing costs and market recoveries in those regions.

Reasons for Underperformance:

• The Fund’s limited exposure to high-growth technology stocks and allocation to fixed-income and more defensive sectors contributed to its underperformance relative to the benchmark. While this strategy provided stability, it resulted in a more conservative outcome than the index, which was heavily driven by growth stocks.

The Fund remains committed to adjusting allocations based on market conditions to balance growth opportunities with capital preservation in light of ongoing uncertainties.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Timothy Plan Strategic Growth Fund
Dow Jones Moderately Aggressive Portfolio Index
Russell 3000® Index
$36,000
$32,000
$28,000
$24,000
$20,000
$16,000
$12,000
$8,000
$33,432
$21,320
$13,259
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Timothy Plan Strategic Growth Fund	Dow Jones Moderately Aggressive Portfolio Index	Russell 3000® Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$9,511	$9,690	$9,951
Sep-2016	$9,820	$10,869	$11,440
Sep-2017	$10,586	$12,431	$13,579
Sep-2018	$10,747	$13,598	$15,967
Sep-2019	$10,641	$13,879	$16,433
Sep-2020	$10,782	$14,820	$18,898
Sep-2021	$12,744	$18,600	$24,921
Sep-2022	$10,651	$15,088	$20,528
Sep-2023	$11,370	$17,180	$24,729
Sep-2024	$13,259	$21,320	$33,432

Average Annual Total Returns

	1 Year	5 Years	10 Years
Timothy Plan Strategic Growth Fund	16.61%	4.50%	2.86%
Dow Jones Moderately Aggressive Portfolio Index	24.10%	8.96%	7.86%
Russell 3000® Index	35.19%	15.26%	12.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$33,757,663
Number of Portfolio Holdings	9
Advisory Fee	$49,623
Portfolio Turnover	3%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	66.7%
Money Market Funds	2.1%
Open End Funds	31.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	2.1%
Fixed Income	18.0%
Equity	80.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Timothy Plan International ETF	16.2%
Timothy Plan US Large/Mid Cap Core Enhanced ETF	15.4%
Timothy Plan Market Neutral ETF	15.0%
Timothy Plan International Fund, Class A	13.2%
Timothy Plan US Small Cap Core ETF	12.1%
Timothy Plan Fixed Income Fund, Class A	12.0%
Timothy Plan High Dividend Stock Enhanced ETF	8.1%
Timothy Plan High Yield Bond Fund, Class A	6.0%
Fidelity Government Portfolio, Institutional Class	2.1%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Timothy Plan Strategic Growth Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TSGCX

Timothy Plan Strategic Growth Fund

Class I (TISGX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Timothy Plan Strategic Growth Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$70	0.64%

How did the Fund perform during the reporting period?

For the twelve months ended September 30, 2024, the Timothy Plan Strategic Growth Fund - Class I returned 17.33%, underperforming the Dow Jones Mod Aggressive Portfolio Index, which returned 24.10%. The Fund's performance reflects its allocation across various Timothy Plan mutual funds and ETFs, with asset allocation varying within allowable ranges over the past year in response to changing market conditions.

Key Performance Drivers:

• Equity Allocation: Exposure to the US Small Cap Core ETF and US Large/Mid Cap Core Enhanced ETF drove much of the positive performance, particularly as the Technology and Industrial sectors saw strong gains.

• Sector Performance: The High Dividend Stock Enhanced ETF and International ETF provided stable returns, but the defensive nature of dividend stocks and limited exposure to high-growth tech stocks compared to the index were performance headwinds.

• Fixed Income & High Yield Bond: Allocations to Fixed Income and High-Yield Bonds added stability, though they trailed equities. Bond yields fluctuated throughout the year, and tightening credit spreads supported high-yield bonds.

• Market-neutral ETF: The Market-Neutral ETF reduced overall portfolio volatility, delivering steady income during periods of market fluctuation.

• International Allocation: International holdings in Europe and Japan, particularly through the International Fund and International ETF, benefited from lower borrowing costs and market recoveries in those regions.

Reasons for Underperformance:

• The Fund’s limited exposure to high-growth technology stocks and allocation to fixed-income and more defensive sectors contributed to its underperformance relative to the benchmark. While this strategy provided stability, it resulted in a more conservative outcome than the index, which was heavily driven by growth stocks.

The Fund remains committed to adjusting allocations based on market conditions to balance growth opportunities with capital preservation in light of ongoing uncertainties.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Timothy Plan Strategic Growth Fund
Dow Jones Moderately Aggressive Portfolio Index
Russell 3000® Index
$16,000
$12,000
$8,000
$12,837
$11,937
$11,358
Sep-2023
Sep-2023
Sep-2024

	Timothy Plan Strategic Growth Fund	Dow Jones Moderately Aggressive Portfolio Index	Russell 3000® Index
Sep-2023	$10,000	$10,000	$10,000
Sep-2023	$9,681	$9,619	$9,496
Sep-2024	$11,358	$11,937	$12,837

Average Annual Total Returns

	1 Year	Since Inception (September 1, 2023)
Timothy Plan Strategic Growth Fund	17.33%	12.52%
Dow Jones Moderately Aggressive Portfolio Index	24.10%	17.82%
Russell 3000® Index	35.19%	26.04%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$33,757,663
Number of Portfolio Holdings	9
Advisory Fee	$49,623
Portfolio Turnover	3%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	66.7%
Money Market Funds	2.1%
Open End Funds	31.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	2.1%
Fixed Income	18.0%
Equity	80.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Timothy Plan International ETF	16.2%
Timothy Plan US Large/Mid Cap Core Enhanced ETF	15.4%
Timothy Plan Market Neutral ETF	15.0%
Timothy Plan International Fund, Class A	13.2%
Timothy Plan US Small Cap Core ETF	12.1%
Timothy Plan Fixed Income Fund, Class A	12.0%
Timothy Plan High Dividend Stock Enhanced ETF	8.1%
Timothy Plan High Yield Bond Fund, Class A	6.0%
Fidelity Government Portfolio, Institutional Class	2.1%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Timothy Plan Strategic Growth Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TISGX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant has an Audit committee currently composed of three independent trustees, Mr. Alan Ross, Mr. John Mulder and Mr. Richard Copeland. The registrant’s board of trustees has determined that Mr. Alan Ross is qualified to serve as an Audit Committee Financial expert, and has designated him as such.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

The Timothy Plan
	FY 2024	$ 190,100
	FY 2023	$ 190,100

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. There were no fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended September 30, 2024 and 2023 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended September 30, 2024 and 2023 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

FINANCIAL STATEMENTS

September 30, 2024

TIMOTHY PLAN FAMILY OF FUNDS

FINANCIAL STATEMENTS | 1

Section 1 | Schedule of Investments

SEPTEMBER 30, 2024

Small/Mid Cap Growth Fund

Shares		Fair Value
	COMMON STOCKS — 95.4%
	AEROSPACE & DEFENSE — 2.0%
999	TransDigm Group, Inc.	$1,425,703

	APPAREL & TEXTILE PRODUCTS — 3.6%
16,116	Deckers Outdoor Corporation(a)	2,569,696

	BIOTECH & PHARMA — 0.8%
13,759	Ionis Pharmaceuticals, Inc.(a)	551,186

	COMMERCIAL SUPPORT SERVICES — 3.9%
11,751	Clean Harbors, Inc.(a)	2,840,334

	DATA CENTER REIT — 2.2%
9,963	Digital Realty Trust, Inc.	1,612,312

	ELECTRICAL EQUIPMENT — 7.5%
34,452	Amphenol Corporation, Class A	2,244,892
5,731	Trane Technologies PLC	2,227,812
9,247	Vertiv Holdings Company	919,984
		5,392,688
	ENGINEERING & CONSTRUCTION — 7.6%
8,655	Comfort Systems USA, Inc.	3,378,480
6,800	Quanta Services, Inc.	2,027,420
		5,405,900
	HEALTH CARE FACILITIES & SERVICES — 6.6%
19,897	Cardinal Health, Inc.	2,199,016
15,288	Tenet Healthcare Corporation(a)	2,540,866
		4,739,882
	HOME CONSTRUCTION — 5.6%
3,862	Lennar Corporation, Class A	724,048
21,203	Toll Brothers, Inc.	3,275,651
		3,999,699
	INDUSTRIAL SUPPORT SERVICES — 3.0%
2,655	United Rentals, Inc.	2,149,833

	INSURANCE — 0.9%
10,853	Kemper Corporation	664,746

	LEISURE FACILITIES & SERVICES — 3.1%
5,146	Domino’s Pizza, Inc.	2,213,500

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 2

Small/Mid Cap Growth Fund

Shares		Fair Value
	MACHINERY — 3.6%
4,156	Parker-Hannifin Corporation	$2,625,844

	MEDICAL EQUIPMENT & DEVICES — 7.9%
25,810	Avantor, Inc.(a)	667,705
11,356	DexCom, Inc.(a)	761,306
13,073	Lantheus Holdings, Inc.(a)	1,434,762
15,930	Natera, Inc.(a)	2,022,314
2,895	West Pharmaceutical Services, Inc.	868,963
		5,755,050
	OIL & GAS PRODUCERS — 4.3%
11,039	Cheniere Energy, Inc.	1,985,254
6,698	Diamondback Energy, Inc.	1,154,735
		3,139,989
	RENEWABLE ENERGY — 1.2%
3,363	First Solar, Inc.(a)	838,867

	RETAIL - DISCRETIONARY — 6.5%
9,776	Burlington Stores, Inc.(a)	2,575,781
14,539	Ross Stores, Inc.	2,188,265
		4,764,046
	SEMICONDUCTORS — 7.5%
35,677	Marvell Technology, Inc.	2,573,025
3,031	Monolithic Power Systems, Inc.	2,802,160
		5,375,185
	SOFTWARE — 9.8%
5,582	Crowdstrike Holdings, Inc., Class A(a)	1,565,583
1,711	HubSpot, Inc.(a)	909,568
7,895	Manhattan Associates, Inc.(a)	2,221,494
5,536	MongoDB, Inc.(a)	1,496,658
5,208	Zscaler, Inc.(a)	890,256
		7,083,559
	TECHNOLOGY HARDWARE — 5.7%
3,931	Arista Networks, Inc.(a)	1,508,796
14,376	Pure Storage, Inc., Class A(a)	722,250
16,994	Seagate Technology Holdings PLC	1,861,353
		4,092,399
	TECHNOLOGY SERVICES — 2.1%
2,619	MSCI, Inc.	1,526,694

	TOTAL COMMON STOCKS (Cost $53,612,028)	68,767,112

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 3

Small/Mid Cap Growth Fund

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 7.2%
	MONEY MARKET FUNDS — 7.2%
5,151,213	Fidelity Government Portfolio, Institutional Class, 4.84% (Cost $5,151,213)(b)	$5,151,213

	TOTAL INVESTMENTS — 102.6% (Cost $58,763,241)	$73,918,325
	LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%	(1,892,151)
	NET ASSETS — 100.0%	$72,026,174

MSCI	Morgan Stanley Capital International
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 4

International Fund

Shares		Fair Value
	COMMON STOCKS — 95.0%
	AEROSPACE & DEFENSE — 4.2%
82,000	Safran S.A. - ADR	$4,828,324
92,000	Thales S.A. - ADR	2,912,720
		7,741,044
	APPAREL & TEXTILE PRODUCTS — 1.8%
207,000	Cie Financiere Richemont S.A. - ADR	3,272,670

	AUTOMOTIVE — 1.0%
43,800	Magna International, Inc.	1,797,552

	BANKING — 12.3%
40,522	DBS Group Holdings Ltd. - ADR	4,780,381
34,500	HDFC Bank Ltd. - ADR	2,158,320
112,100	ICICI Bank Ltd. - ADR	3,346,185
272,000	Itau Unibanco Holding S.A. - ADR	1,808,800
78,700	KBC Group N.V. - ADR	3,125,964
334,000	Sumitomo Mitsui Financial Group, Inc. - ADR	4,218,420
131,000	UniCredit SpA - ADR	2,872,830
		22,310,900
	BIOTECH & PHARMA — 1.5%
5,200	Argenx S.E. - ADR(a)	2,818,816

	CHEMICALS — 2.3%
109,362	Air Liquide S.A. - ADR	4,226,841

	CONSTRUCTION MATERIALS — 2.9%
58,000	CRH plc	5,378,920

	DIVERSIFIED INDUSTRIALS — 1.7%
60,000	Hitachi Ltd. - ADR	3,180,000

	ELECTRIC UTILITIES — 3.2%
438,000	Enel - Societa per Azioni - ADR	3,486,480
39,200	Iberdrola SA - ADR	2,430,008
		5,916,488
	ELECTRICAL EQUIPMENT — 2.6%
81,000	ABB Ltd. - ADR	4,691,520

	ENGINEERING & CONSTRUCTION — 2.9%
63,000	Cellnex Telecom S.A. - ADR	1,270,710
139,000	Vinci S.A. - ADR	4,068,530
		5,339,240

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 5

International Fund

Shares		Fair Value
	FOOD — 0.5%
53,000	Mowi ASA - ADR	$949,760

	HEALTH CARE FACILITIES & SERVICES — 2.3%
14,400	ICON plc(a)	4,137,264

	HOUSEHOLD PRODUCTS — 1.3%
340,000	Unicharm Corporation - ADR	2,437,800

	INDUSTRIAL SUPPORT SERVICES — 1.6%
9,500	Ashtead Group plc - ADR	2,934,455

	INSTITUTIONAL FINANCIAL SERVICES — 5.0%
157,500	Deutsche Boerse A.G. - ADR	3,690,225
158,000	London Stock Exchange Group plc - ADR	5,490,500
		9,180,725
	INSURANCE — 5.5%
60,000	AIA Group Ltd. - ADR	2,111,400
62,400	Muenchener Rueckversicherungs-Gesellschaft A.G. in - ADR	3,438,240
120,000	Tokio Marine Holdings, Inc. - ADR	4,398,000
		9,947,640
	INTERNET MEDIA & SERVICES — 2.3%
485,181	Prosus N.V. - ADR	4,221,075

	MACHINERY — 5.2%
244,000	Atlas Copco A.B. - ADR	4,167,520
68,150	Techtronic Industries Company Ltd. - ADR	5,131,695
		9,299,215
	MEDICAL EQUIPMENT & DEVICES — 7.3%
62,500	Alcon, Inc.	6,254,375
35,000	Hoya Corporation - ADR	4,844,000
66,400	Smith & Nephew plc - ADR	2,067,696
		13,166,071
	METALS & MINING — 1.0%
26,300	Rio Tinto plc - ADR	1,871,771

	OIL & GAS PRODUCERS — 5.1%
142,600	Canadian Natural Resources Ltd.	4,735,746
135,000	Equinor ASA - ADR	3,419,550
81,500	Petroleo Brasileiro S.A. - ADR	1,174,415
		9,329,711
	SEMICONDUCTORS — 7.0%
7,400	ASM International N.V. - ADR	4,849,960
5,700	NXP Semiconductors N.V.	1,368,057

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 6

International Fund

Shares		Fair Value
	SEMICONDUCTORS — 7.0% (Continued)
27,900	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	$4,845,393
19,200	Tokyo Electron Ltd. - ADR	1,705,536
		12,768,946
	SOFTWARE — 1.7%
17,400	Nice Ltd. - ADR(a)	3,021,858

	SPECIALTY FINANCE — 2.5%
39,500	ORIX Corporation - ADR	4,583,975

	TECHNOLOGY HARDWARE — 2.4%
347,028	FUJIFILM Holdings Corporation - ADR	4,462,780

	TECHNOLOGY SERVICES — 2.8%
50,000	Amadeus IT Group S.A. - ADR	3,613,000
71,000	Infosys Ltd. - ADR	1,581,170
		5,194,170
	TRANSPORTATION & LOGISTICS — 2.9%
61,800	Canadian Pacific Kansas City Ltd.	5,286,372

	WHOLESALE - CONSUMER STAPLES — 2.2%
37,100	ITOCHU Corporation - ADR	3,993,815

	TOTAL COMMON STOCKS (Cost $118,453,958)	173,461,394

	SHORT-TERM INVESTMENTS — 4.9%
	MONEY MARKET FUNDS — 4.9%
9,027,878	Fidelity Government Portfolio, Institutional Class, 4.84% (Cost $9,027,878)(b)	9,027,878

	TOTAL INVESTMENTS — 99.9% (Cost $127,481,836)	$182,489,272
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%	155,708
	NET ASSETS — 100.0%	$182,644,980

ADR	American Depositary Receipt
LTD	Limited Company
NV	Naamioze Vennootschap
PLC	Public Limited Company
S/A	Société Anonyme

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 7

International Fund

	DIVERSIFICATION OF ASSETS
% OF NET ASSETS	COUNTRY	% OF NET ASSETS	COUNTRY
18.5%	Japan	2.7%	Taiwan Province Of China
8.8%	France	2.6%	Singapore
7.8%	Switzerland	2.4%	Norway
7.3%	Netherlands	2.3%	Sweden
6.8%	United Kingdom	1.7%	Belgium
6.5%	Canada	1.7%	Israel
5.2%	Ireland	1.6%	Brazil
4.0%	Spain	95.0%	Total
4.0%	Hong Kong	4.9%	Money Market Funds
3.9%	Germany	0.1%	Other Assets In Excess Of Liabilities
3.9%	India	100.0%	Grand Total
3.5%	Italy

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 8

Large/Mid Cap Growth Fund

Shares		Fair Value
	COMMON STOCKS — 83.9%
	AEROSPACE & DEFENSE — 2.2%
3,295	TransDigm Group, Inc.	$4,702,393

	AUTOMOTIVE — 2.7%
22,594	Tesla, Inc.(a)	5,911,268

	BIOTECH & PHARMA — 3.3%
3,193	Regeneron Pharmaceuticals, Inc.(a)	3,356,609
19,582	Zoetis, Inc.	3,825,931
		7,182,540
	CHEMICALS — 4.1%
11,762	Linde plc	5,608,828
8,605	Sherwin-Williams Company (The)	3,284,270
		8,893,098
	COMMERCIAL SUPPORT SERVICES — 3.5%
16,108	Cintas Corporation	3,316,315
21,235	Waste Management, Inc.	4,408,386
		7,724,701
	CONSTRUCTION MATERIALS — 1.0%
4,168	Martin Marietta Materials, Inc.	2,243,426

	ELECTRICAL EQUIPMENT — 2.0%
65,116	Amphenol Corporation, Class A	4,242,959

	FORESTRY, PAPER & WOOD PRODUCTS — 0.4%
13,111	Trex Company, Inc.(a)	872,930

	HEALTH CARE FACILITIES & SERVICES — 1.5%
8,034	HCA Healthcare, Inc.	3,265,259

	INDUSTRIAL REIT — 1.3%
21,866	Prologis, Inc.	2,761,238

	INFRASTRUCTURE REIT — 1.6%
8,728	American Tower Corporation	2,029,784
13,435	Crown Castle, Inc.	1,593,794
		3,623,578
	INFRASTRUCTURE SOFTWARE — 0.7%
14,033	Datadog, Inc., Class A(a)	1,614,637

	INSTITUTIONAL FINANCIAL SERVICES — 1.5%
20,674	Intercontinental Exchange, Inc.	3,321,071

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 9

Large/Mid Cap Growth Fund

Shares		Fair Value
	INSURANCE — 2.7%
20,537	Arthur J Gallagher & Company	$5,778,496

	LEISURE FACILITIES & SERVICES — 2.3%
59,088	Chipotle Mexican Grill, Inc.(a)	3,404,651
3,681	Wingstop, Inc.	1,531,590
		4,936,241
	MACHINERY — 1.3%
6,946	Caterpillar, Inc.	2,716,720

	MEDICAL EQUIPMENT & DEVICES — 6.8%
17,047	Danaher Corporation	4,739,407
9,677	Intuitive Surgical, Inc.(a)	4,754,020
14,128	Stryker Corporation	5,103,882
		14,597,309
	RETAIL - CONSUMER STAPLES — 4.0%
9,666	Costco Wholesale Corporation	8,569,102

	RETAIL - DISCRETIONARY — 2.4%
5,197	Burlington Stores, Inc.(a)	1,369,306
3,337	O’Reilly Automotive, Inc.(a)	3,842,889
		5,212,195
	SEMICONDUCTORS — 18.4%
17,926	Analog Devices, Inc.	4,126,027
40,699	Broadcom, Inc.	7,020,578
4,958	KLA Corporation	3,839,525
170,763	NVIDIA Corporation	20,737,459
7,643	NXP Semiconductors N.V.	1,834,396
13,051	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2,266,567
		39,824,552
	SOFTWARE — 14.7%
15,523	Cadence Design Systems, Inc.(a)	4,207,199
3,787	Crowdstrike Holdings, Inc., Class A(a)	1,062,140
27,791	DocuSign, Inc.(a)	1,725,543
8,209	Guidewire Software, Inc.(a)	1,501,754
3,090	HubSpot, Inc.(a)	1,642,644
5,050	Manhattan Associates, Inc.(a)	1,420,969
1,782	MongoDB, Inc.(a)	481,764
11,240	Palo Alto Networks, Inc.(a)	3,841,832
7,688	ServiceNow, Inc.(a)	6,876,071
22,795	Shopify, Inc., Class A(a)	1,826,791
7,988	Synopsys, Inc.(a)	4,045,043
4,979	Tyler Technologies, Inc.(a)	2,906,342
		31,538,092

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 10

Large/Mid Cap Growth Fund

Shares		Fair Value
	TECHNOLOGY HARDWARE — 2.7%
12,459	Arista Networks, Inc.(a)	$4,782,013
18,074	Ciena Corporation(a)	1,113,178
		5,895,191
	TECHNOLOGY SERVICES — 1.0%
10,016	CDW Corporation	2,266,621

	TRANSPORTATION & LOGISTICS — 1.8%
37,975	Canadian Pacific Kansas City Ltd.	3,248,381
3,764	Old Dominion Freight Line, Inc.	747,681
		3,996,062
	TOTAL COMMON STOCKS (Cost $128,669,896)	181,689,679

	EXCHANGE-TRADED FUNDS — 11.8%
	EQUITY — 11.8%
791,000	Timothy Plan US Large/Mid Cap Core Enhanced ETF(b)	20,746,268
109,000	Timothy Plan US Large/Mid Cap Core ETF(b)	4,795,292
		25,541,560
	TOTAL EXCHANGE-TRADED FUNDS (Cost $23,130,928)	25,541,560

	SHORT-TERM INVESTMENTS — 4.4%
	MONEY MARKET FUNDS — 4.4%
9,544,833	Fidelity Government Portfolio, Institutional Class, 4.84% (Cost $9,544,833)(c)	9,544,833

	TOTAL INVESTMENTS — 100.1% (Cost $161,345,657)	$216,776,072
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%	(169,134)
	NET ASSETS — 100.0%	$216,606,938

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LTD	Limited Company
NV	Naamioze Vennootschap
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2024.

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 11

Small Cap Value Fund

Shares		Fair Value
	COMMON STOCKS — 87.4%
	AEROSPACE & DEFENSE — 6.4%
51,869	AAR Corporation(a)	$3,390,158
50,003	Barnes Group, Inc.	2,020,621
75,529	Kratos Defense & Security Solutions, Inc.(a)	1,759,826
41,040	Mercury Systems, Inc.(a)	1,518,480
18,374	Moog, Inc., Class A	3,711,915
		12,401,000
	BANKING — 13.9%
92,132	Atlantic Union Bankshares Corporation	3,470,612
47,338	Bank of NT Butterfield & Son Ltd. (The)	1,745,825
33,942	Banner Corporation	2,021,586
29,039	City Holding Company	3,408,888
85,717	First Bancorp	3,564,970
58,371	National Bank Holdings Corporation, Class A	2,457,419
94,644	Provident Financial Services, Inc.	1,756,593
100,042	Renasant Corporation	3,251,365
128,132	Seacoast Banking Corporation of Florida	3,414,718
77,296	Veritex Holdings, Inc.	2,034,431
		27,126,407
	BIOTECH & PHARMA — 1.8%
48,117	Prestige Consumer Healthcare, Inc.(a)	3,469,236

	CHEMICALS — 5.1%
40,015	Avient Corporation	2,013,555
20,870	Hawkins, Inc.	2,660,299
15,513	Innospec, Inc.	1,754,365
46,961	Stepan Company	3,627,737
		10,055,956
	ELECTRIC UTILITIES — 3.5%
87,741	Avista Corporation	3,399,964
60,900	Northwestern Energy Group, Inc.	3,484,698
		6,884,662
	FOOD — 1.8%
20,626	J & J Snack Foods Corporation	3,550,147

	FORESTRY, PAPER & WOOD PRODUCTS — 1.9%
26,159	Boise Cascade Company	3,687,896

	HOME CONSTRUCTION — 1.9%
36,260	Century Communities, Inc.	3,734,055

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 12

Small Cap Value Fund

Shares		Fair Value
	HOUSEHOLD PRODUCTS — 0.8%
48,757	Central Garden & Pet Company, Class A(a)	$1,530,970

	INDUSTRIAL INTERMEDIATE PROD — 1.4%
34,358	AZZ, Inc.	2,838,314

	INSTITUTIONAL FINANCIAL SERVICES — 4.0%
25,937	Moelis & Company, Class A	1,776,944
124,401	Perella Weinberg Partners LP	2,402,183
12,673	Piper Sandler Cos	3,596,724
		7,775,851
	INSURANCE — 2.7%
37,645	AMERISAFE, Inc.	1,819,383
71,292	BRP Group, Inc.(a)	3,550,341
		5,369,724
	LEISURE FACILITIES & SERVICES — 1.5%
54,217	Papa John’s International, Inc.	2,920,670

	MACHINERY — 1.8%
19,445	Alamo Group, Inc.	3,502,628

	MEDICAL EQUIPMENT & DEVICES — 5.0%
111,763	Avanos Medical, Inc.(a)	2,685,665
49,007	CONMED Corporation	3,524,583
36,374	Merit Medical Systems, Inc.(a)	3,594,842
		9,805,090
	METALS & MINING — 1.8%
214,781	Constellium S.E.(a)	3,492,339

	OFFICE REIT — 1.8%
114,103	COPT Defense Properties	3,460,744

	OIL & GAS PRODUCERS — 6.3%
105,273	Laredo Petroleum, Inc.(a)	2,831,844
90,946	Northern Oil and Gas, Inc.	3,220,398
153,896	Sitio Royalties Corporation, Class A	3,207,193
77,566	SM Energy Company	3,100,313
		12,359,748
	OIL & GAS SERVICES & EQUIPMENT — 0.9%
58,310	Thermon Group Holdings, Inc.(a)	1,739,970

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 13

Small Cap Value Fund

Shares		Fair Value
	REAL ESTATE INVESTMENT TRUSTS — 6.1%
141,483	Plymouth Industrial REIT, Inc.	$3,197,516
79,876	PotlatchDeltic Corporation	3,598,414
261,884	Summit Hotel Properties, Inc.	1,796,524
158,971	Urban Edge Properties	3,400,390
		11,992,844
	RETAIL - DISCRETIONARY — 5.4%
60,998	Academy Sports & Outdoors, Inc.	3,559,843
10,550	Boot Barn Holdings, Inc.(a)	1,764,804
41,247	GMS, Inc.(a)	3,735,741
27,115	Sonic Automotive, Inc., Class A	1,585,685
		10,646,073
	RETAIL REIT — 1.8%
121,213	Four Corners Property Trust, Inc.	3,552,753

	SEMICONDUCTORS — 1.9%
44,185	Rambus, Inc.(a)	1,865,491
58,643	Veeco Instruments, Inc.(a)	1,942,842
		3,808,333
	SOFTWARE — 1.8%
123,272	Verra Mobility Corporation(a)	3,428,194

	TECHNOLOGY HARDWARE — 1.7%
373,135	Viavi Solutions, Inc.(a)	3,365,678

	TELECOMMUNICATIONS — 0.9%
23,862	Cogent Communications Holdings, Inc.	1,811,603

	TRANSPORTATION & LOGISTICS — 1.8%
32,710	ArcBest Corporation	3,547,400

	TRANSPORTATION EQUIPMENT — 1.7%
70,836	Blue Bird Corporation(a)	3,397,295

	TOTAL COMMON STOCKS (Cost $153,390,172)	171,255,580

	EXCHANGE-TRADED FUNDS — 11.5%
	EQUITY — 11.5%
580,000	Timothy Plan US Small Cap Core ETF(b)	22,571,396

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,834,080)	22,571,396

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 14

Small Cap Value Fund

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.1%
	MONEY MARKET FUNDS — 1.1%
2,063,892	Fidelity Government Portfolio, Institutional Class, 4.84% (Cost $2,063,892)(c)	$2,063,892

	TOTAL INVESTMENTS — 100.0% (Cost $170,288,144)	$195,890,868
	LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%(d)	(16,704)
	NET ASSETS — 100.0%	$195,874,164

ETF	Exchange-Traded Fund
LP	Limited Partnership
LTD	Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2024.
(d)	Percentage rounds to less than 0.1%.

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 15

Large/Mid Cap Value Fund

Shares		Fair Value
	COMMON STOCKS — 79.7%
	AEROSPACE & DEFENSE — 2.0%
23,452	General Dynamics Corporation	$7,087,194

	BANKING — 3.6%
179,501	Atlantic Union Bankshares Corporation	6,761,804
52,269	Cullen/Frost Bankers, Inc.	5,846,810
		12,608,614
	CHEMICALS — 2.0%
18,966	Sherwin-Williams Company (The)	7,238,754

	COMMERCIAL SUPPORT SERVICES — 1.9%
37,479	Waste Connections, Inc.	6,701,995

	CONTAINERS & PACKAGING — 1.5%
55,114	Crown Holdings, Inc.	5,284,330

	ELECTRIC UTILITIES — 6.6%
100,838	CMS Energy Corporation	7,122,188
94,157	NextEra Energy, Inc.	7,959,091
88,274	WEC Energy Group, Inc.	8,490,193
		23,571,472
	ELECTRICAL EQUIPMENT — 4.5%
19,100	Hubbell, Inc.	8,181,484
29,706	Littelfuse, Inc.	7,879,517
		16,061,001
	FOOD — 6.1%
56,816	J M Smucker Company (The)	6,880,418
36,524	Lancaster Colony Corporation	6,449,043
102,319	McCormick & Company, Inc.	8,420,853
		21,750,314
	HEALTH CARE FACILITIES & SERVICES — 2.0%
17,544	HCA Healthcare, Inc.	7,130,408

	INSTITUTIONAL FINANCIAL SERVICES — 2.1%
47,052	Intercontinental Exchange, Inc.	7,558,433

	INSURANCE — 2.4%
30,074	Arthur J Gallagher & Company	8,461,921

	LEISURE FACILITIES & SERVICES — 2.0%
16,537	Domino’s Pizza, Inc.	7,113,225

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 16

Large/Mid Cap Value Fund

Shares		Fair Value
	MEDICAL EQUIPMENT & DEVICES — 5.9%
28,024	Danaher Corporation	$7,791,232
57,927	Revvity, Inc.	7,400,174
23,046	STERIS plc	5,589,577
		20,780,983
	OIL & GAS PRODUCERS — 3.4%
57,825	ConocoPhillips	6,087,816
48,266	EOG Resources, Inc.	5,933,339
		12,021,155
	REAL ESTATE INVESTMENT TRUSTS — 2.2%
63,296	Prologis, Inc.	7,993,019

	RETAIL - CONSUMER STAPLES — 2.0%
7,840	Costco Wholesale Corporation	6,950,317

	RETAIL - DISCRETIONARY — 2.6%
8,006	O’Reilly Automotive, Inc.(a)	9,219,710

	SEMICONDUCTORS — 10.6%
41,030	Broadcom, Inc.	7,077,675
96,066	Marvell Technology, Inc.	6,928,280
88,646	Microchip Technology, Inc.	7,117,387
10,218	Monolithic Power Systems, Inc.	9,446,541
57,440	NVIDIA Corporation	6,975,514
		37,545,397
	SOFTWARE — 7.4%
24,878	Cadence Design Systems, Inc.(a)	6,742,684
11,229	Synopsys, Inc.(a)	5,686,253
11,980	Tyler Technologies, Inc.(a)	6,992,966
252,214	Verra Mobility Corporation(a)	7,014,072
		26,435,975
	TECHNOLOGY SERVICES — 4.5%
80,159	Amdocs Ltd.	7,012,309
17,562	CACI International, Inc., Class A(a)	8,861,083
		15,873,392
	TIMBER REIT — 2.2%
225,834	Weyerhaeuser Company	7,646,739

	TRANSPORTATION & LOGISTICS — 2.2%
31,118	Union Pacific Corporation	7,669,965

	TOTAL COMMON STOCKS (Cost $195,045,560)	282,704,313

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 17

Large/Mid Cap Value Fund

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 16.8%
	EQUITY — 16.8%
868,000	Timothy Plan High Dividend Stock Enhanced ETF(b)	$22,286,768
182,500	Timothy Plan High Dividend Stock ETF(b)	6,880,250
969,000	Timothy Plan US Large/Mid Cap Core Enhanced ETF(b)	25,414,835
118,000	Timothy Plan US Large/Mid Cap Core ETF(b)	5,191,233
		59,773,086
	TOTAL EXCHANGE-TRADED FUNDS (Cost $54,059,654)	59,773,086

	SHORT-TERM INVESTMENTS — 3.6%
	MONEY MARKET FUNDS — 3.6%
12,668,778	Fidelity Government Portfolio, Institutional Class, 4.84% (Cost $12,668,778)(c)	12,668,778

	TOTAL INVESTMENTS — 100.1% (Cost $261,773,992)	$355,146,177
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%	(288,303)
	NET ASSETS — 100.0%	$354,857,874

ETF	Exchange-Traded Fund
LTD	Limited Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2024.

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 18

Fixed Income Fund

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 28.0%
	CHEMICALS — 2.0%
1,570,000	Nutrien Ltd.	4.0000	12/15/26	$1,559,356
805,000	Nutrien Ltd.	2.9500	05/13/30	749,259
				2,308,615
	COMMERCIAL SUPPORT SERVICES — 0.8%
450,000	Republic Services, Inc.	5.0000	04/01/34	463,318
450,000	Waste Management, Inc.	4.6250	02/15/33	457,797
				921,115
	ELECTRIC UTILITIES — 3.5%
2,205,000	American Electric Power Company, Inc.	3.2000	11/13/27	2,135,087
1,000,000	Electricite de France S.A.(a)	5.7000	05/23/28	1,040,966
405,000	National Rural Utilities Cooperative Finance	5.0500	09/15/28	418,310
442,000	WEC Energy Group, Inc.	3.5500	06/15/25	438,204
				4,032,567
	GAS & WATER UTILITIES — 1.9%
2,185,000	NiSource, Inc.	3.4900	05/15/27	2,146,484

	INSTITUTIONAL FINANCIAL SERVICES — 0.9%
1,000,000	Cboe Global Markets, Inc.	3.6500	01/12/27	989,146

	MACHINERY — 1.5%
900,000	Caterpillar Financial Services Corporation	4.3500	05/15/26	905,569
900,000	John Deere Capital Corporation	3.9000	06/07/32	877,274
				1,782,843
	METALS & MINING — 1.7%
1,430,000	BHP Billiton Finance USA Ltd.	5.2500	09/08/33	1,497,718
450,000	Rio Tinto Finance USA plc	5.0000	03/09/33	470,437
				1,968,155
	OIL & GAS PRODUCERS — 6.8%
1,815,000	Columbia Pipelines Holding Company, LLC(a)	6.0420	08/15/28	1,897,828
1,125,000	Energy Transfer, L.P.	5.7500	02/15/33	1,178,838
1,980,000	Energy Transfer, L.P.	6.2500	04/15/49	2,080,894
450,000	Enterprise Products Operating, LLC	5.3500	01/31/33	472,063
2,240,000	Phillips 66 Company	3.6050	02/15/25	2,227,723
				7,857,346
	REAL ESTATE INVESTMENT TRUSTS — 3.1%
1,520,000	Digital Realty Trust, L.P.	3.7000	08/15/27	1,498,378
2,200,000	Healthpeak Properties, Inc.	3.5000	07/15/29	2,110,342
				3,608,720
	RETAIL - CONSUMER STAPLES — 1.4%
1,575,000	Dollar General Corporation	4.1250	05/01/28	1,553,983

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 19

Fixed Income Fund

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	RETAIL - DISCRETIONARY — 1.6%
1,795,000	Tractor Supply Company	5.2500	05/15/33	$1,867,620

	TRANSPORTATION & LOGISTICS — 2.8%
1,000,000	Canadian Pacific Railway Company	2.9000	02/01/25	992,830
2,190,000	CSX Corporation	3.2500	06/01/27	2,149,981
				3,142,811

	TOTAL CORPORATE BONDS (Cost $32,263,183)			32,179,405

	NON U.S. GOVERNMENT & AGENCIES — 3.5%
	LOCAL AUTHORITY — 1.9%
2,235,000	Province of Ontario Canada	2.5000	04/27/26	2,187,407

	SOVEREIGN — 1.6%
1,800,000	Israel Government International Bond	5.5000	03/12/34	1,813,644

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $4,008,000)			4,001,051

	U.S. GOVERNMENT & AGENCIES — 66.0%
	AGENCY FIXED RATE — 36.7%
1,097,947	Fannie Mae Pool FM5537	2.0000	01/01/36	1,012,273
820,412	Fannie Mae Pool MA4316	2.5000	04/01/36	771,594
628,985	Fannie Mae Pool MA4366	2.5000	06/01/41	567,592
368,450	Fannie Mae Pool MA4475	2.5000	10/01/41	333,036
1,058,687	Fannie Mae Pool MA4617	3.0000	04/01/42	987,303
861,994	Fannie Mae Pool FM4053	2.5000	08/01/50	756,340
1,172,351	Fannie Mae Pool CA8897	3.0000	02/01/51	1,068,225
740,114	Fannie Mae Pool MA4258	3.5000	02/01/51	695,667
407,038	Fannie Mae Pool FM6550	2.0000	03/01/51	342,897
723,990	Fannie Mae Pool CB0855	3.0000	06/01/51	656,863
1,391,561	Fannie Mae Pool FS3744	2.0000	07/01/51	1,158,193
439,852	Fannie Mae Pool FS1807	3.5000	07/01/51	415,045
1,423,317	Fannie Mae Pool CB1384	2.5000	08/01/51	1,242,075
1,272,257	Fannie Mae Pool FS6141	2.0000	01/01/52	1,063,558
316,897	Fannie Mae Pool BU1322	2.5000	02/01/52	275,724
877,874	Fannie Mae Pool CB3486	3.5000	05/01/52	818,569
464,676	Fannie Mae Pool FS1704	4.0000	05/01/52	450,497
781,923	Fannie Mae Pool BV9960	4.0000	06/01/52	754,027
839,324	Fannie Mae Pool FS3159	4.5000	10/01/52	830,781
1,286,524	Fannie Mae Pool FS4075	5.0000	04/01/53	1,298,438

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 20

Fixed Income Fund

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	AGENCY FIXED RATE — 36.7% (Continued)
1,195,581	Fannie Mae Pool FS5044	4.5000	06/01/53	$1,190,457
304,925	Fannie Mae Pool FS4621	5.0000	06/01/53	309,266
933,127	Fannie Mae Pool FS8291	5.5000	07/01/53	951,921
1,147,245	Fannie Mae Pool FS6787	6.0000	01/01/54	1,183,278
1,097,270	Fannie Mae Pool CB7980	5.5000	02/01/54	1,118,136
290,899	Fannie Mae Pool FS8138	6.5000	06/01/54	303,508
50,392	Ginnie Mae I Pool 723248	5.0000	10/15/39	51,891
211,709	Ginnie Mae I Pool 783060	4.0000	08/15/40	208,106
116,877	Ginnie Mae I Pool 783403	3.5000	09/15/41	112,573
91,966	Ginnie Mae II Pool 4520	5.0000	08/20/39	94,541
121,195	Ginnie Mae II Pool 4947	5.0000	02/20/41	123,674
222,325	Ginnie Mae II Pool MA3376	3.5000	01/20/46	211,896
141,833	Ginnie Mae II Pool MA3596	3.0000	04/20/46	131,377
377,702	Ginnie Mae II Pool MA3663	3.5000	05/20/46	359,750
136,156	Ginnie Mae II Pool MA3736	3.5000	06/20/46	129,583
233,892	Ginnie Mae II Pool MA4004	3.5000	10/20/46	222,461
157,301	Ginnie Mae II Pool MA4509	3.0000	06/20/47	145,042
188,413	Ginnie Mae II Pool MA4652	3.5000	08/20/47	179,068
231,498	Ginnie Mae II Pool MA4719	3.5000	09/20/47	219,458
236,692	Ginnie Mae II Pool MA4778	3.5000	10/20/47	224,457
188,420	Ginnie Mae II Pool MA4901	4.0000	12/20/47	184,442
162,103	Ginnie Mae II Pool MA4963	4.0000	01/20/48	158,539
154,513	Ginnie Mae II Pool MA6092	4.5000	08/20/49	153,696
166,314	Ginnie Mae II Pool MA6156	4.5000	09/20/49	165,577
595,477	Ginnie Mae II Pool BN2662	3.0000	10/20/49	544,177
150,916	Ginnie Mae II Pool MA6221	4.5000	10/20/49	150,596
154,812	Ginnie Mae II Pool MA6477	4.5000	02/20/50	154,773
239,656	Ginnie Mae II Pool MA6478	5.0000	02/20/50	243,884
245,290	Ginnie Mae II Pool MA6544	4.5000	03/20/50	245,165
174,685	Ginnie Mae II Pool MA6545	5.0000	03/20/50	177,784
1,003,520	Ginnie Mae II Pool MA6598	2.5000	04/20/50	887,761
250,272	Ginnie Mae II Pool MA6600	3.5000	04/20/50	236,809
211,434	Ginnie Mae II Pool MA6601	4.0000	04/20/50	206,516
191,461	Ginnie Mae II Pool MA6603	5.0000	04/20/50	194,809
900,566	Ginnie Mae II Pool MA7255	2.5000	03/20/51	794,954
665,371	Ginnie Mae II Pool MA7418	2.5000	06/20/51	586,171
1,109,250	Ginnie Mae II Pool MA7419	3.0000	06/20/51	1,013,691
1,005,537	Ginnie Mae II Pool MA7472	2.5000	07/20/51	886,637
1,183,371	Ginnie Mae II Pool CE1974	3.0000	08/20/51	1,092,935
1,034,881	Ginnie Mae II Pool CE1990	2.5000	09/20/51	911,301
1,184,071	Ginnie Mae II Pool MA7705	2.5000	11/20/51	1,043,485
1,269,929	Ginnie Mae II Pool MA7768	3.0000	12/20/51	1,159,347
966,621	Ginnie Mae II Pool MA7829	3.5000	01/20/52	908,834

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 21

Fixed Income Fund

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	AGENCY FIXED RATE — 36.7% (Continued)
940,368	Ginnie Mae II Pool MA7939	4.0000	03/20/52	$909,191
1,053,820	Ginnie Mae II Pool MA7987	2.5000	04/20/52	928,673
1,012,140	Ginnie Mae II Pool MA8268	4.5000	09/20/52	1,000,754
1,044,904	Ginnie Mae II Pool MA8800	5.0000	04/20/53	1,048,727
1,251,751	Ginnie Mae II Pool MA8874	3.0000	05/20/53	1,146,732
1,251,581	Ginnie Mae II Pool MA8943	3.0000	06/20/53	1,142,377
980,600	Ginnie Mae II Pool MA9017	5.5000	07/20/53	991,089
				42,238,566
	U.S. TREASURY BILLS — 29.3%
1,570,000	United States Treasury Note Series BL-2024	4.5000	11/30/24	1,569,452
3,295,000	United States Treasury Note	4.8750	04/30/26	3,352,019
4,885,000	United States Treasury Note	4.6250	04/30/29	5,099,005
1,220,000	United States Treasury Note	4.6250	04/30/31	1,288,077
9,215,000	United States Treasury Note	4.3750	05/15/34	9,641,913
3,430,000	United States Treasury Note	4.5000	02/15/44	3,575,775
8,435,000	United States Treasury Note	4.6250	05/15/54	9,138,136
				33,664,377
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $76,977,745)			75,902,943

Shares
	SHORT-TERM INVESTMENTS — 1.7%
	MONEY MARKET FUNDS — 1.7%
1,990,884	Fidelity Government Portfolio, Institutional Class, 4.84% (Cost $1,990,884)(b)	1,990,884

	TOTAL INVESTMENTS — 99.2% (Cost $115,239,812)	$114,074,283
	OTHER ASSETS IN EXCESS OF LIABILITIES— 0.8%	950,367
	NET ASSETS — 100.0%	$115,024,650

LLC	Limited Liability Company
LP	Limited Partnership
LTD	Limited Company
PLC	Public Limited Company
S/A	Société Anonyme

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024 the total market value of 144A securities is 2,938,794 or 2.6% of net assets.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 22

High Yield Bond Fund

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 96.4%
	AEROSPACE & DEFENSE — 1.3%
1,000,000	TransDigm, Inc.(a)		6.3750	03/01/29	$1,034,429
1,250,000	TransDigm, Inc.(a)		6.8750	12/15/30	1,309,978
					2,344,407
	ASSET MANAGEMENT — 0.9%
1,600,000	AG TTMT Escrow Issuer, LLC(a)		8.6250	09/30/27	1,641,707

	AUTOMOTIVE — 1.8%
2,250,000	Adient Global Holdings Ltd.(a)		8.2500	04/15/31	2,387,644
1,000,000	Goodyear Tire & Rubber Company (The)		5.6250	04/30/33	883,200
					3,270,844
	BIOTECH & PHARMA — 0.2%
439,000	Bausch Health Americas, Inc.(a)		8.5000	01/31/27	361,431

	CHEMICALS — 7.0%
2,000,000	Avient Corporation(a)		7.1250	08/01/30	2,091,106
645,000	Avient Corporation(a)		6.2500	11/01/31	661,812
2,500,000	Axalta Coating Systems, LLC(a)		3.3750	02/15/29	2,343,190
3,000,000	Chemours Company (The)(a)		4.6250	11/15/29	2,689,752
1,360,000	INEOS Finance plc(a)		7.5000	04/15/29	1,423,500
2,570,000	Mativ Holdings, Inc.(a)		8.0000	10/01/29	2,625,989
1,000,000	WR Grace Holdings, LLC(a)		7.3750	03/01/31	1,048,849
					12,884,198
	COMMERCIAL SUPPORT SERVICES — 8.6%
2,310,000	Allied Universal Holdco, LLC(a)		7.8750	02/15/31	2,362,111
955,000	Allied Universal Holdco, LLC / Allied Universal Finance Corporation(a)		9.7500	07/15/27	958,483
125,000	Allied Universal Holdco, LLC / Allied Universal Finance Corporation(a)		4.6250	06/01/28	117,759
1,625,000	Clean Harbors, Inc.(a)		6.3750	02/01/31	1,666,208
1,625,000	Covanta Holding Corporation(a)		4.8750	12/01/29	1,531,088
2,250,000	Covanta Holding Corporation		5.0000	09/01/30	2,115,185
3,255,000	Enviri Corporation(a)		5.7500	07/31/27	3,197,977
500,000	GFL Environmental, Inc.(a)		6.7500	01/15/31	525,331
1,000,000	VT Topco, Inc.(a)		8.5000	08/15/30	1,068,537
1,200,000	Waste Pro USA, Inc.(a)		5.5000	02/15/26	1,197,706
1,000,000	Williams Scotsman, Inc.(a)		6.6250	06/15/29	1,030,496
					15,770,881
	CONSTRUCTION MATERIALS — 0.5%
500,000	Cemex S.A.B. de C.V.(a)		5.2000	09/17/30	501,768
500,000	Cemex S.A.B. de C.V.(a)		3.8750	07/11/31	460,584
					962,352

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 23

High Yield Bond Fund

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CONSUMER SERVICES — 2.2%
2,592,000	PROG Holdings, Inc.(a)		6.0000	11/15/29	$2,559,467
1,500,000	Upbound Group, Inc.(a)		6.3750	02/15/29	1,453,491
					4,012,958
	CONTAINERS & PACKAGING — 8.6%
875,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh(a)		6.0000	06/15/27	882,204
2,500,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh(a)		4.0000	09/01/29	2,226,307
1,000,000	Canpack S.A. / Canpack US, LLC(a)		3.8750	11/15/29	937,404
1,000,000	Graham Packaging Company, Inc.(a)		7.1250	08/15/28	992,975
1,250,000	Graphic Packaging International, LLC(a)		3.7500	02/01/30	1,171,744
1,250,000	LABL, Inc.(a)		5.8750	11/01/28	1,174,376
625,000	LABL, Inc.(a)		9.5000	11/01/28	646,668
1,000,000	LABL, Inc.(a)		8.2500	11/01/29	903,326
3,300,000	Mauser Packaging Solutions Holding Company(a)		7.8750	04/15/27	3,409,664
1,500,000	Pactiv Evergreen Group Issuer, LLC / Pactiv Evergreen Group Issuer, Inc.(a)		4.3750	10/15/28	1,438,278
1,750,000	TriMas Corporation(a)		4.1250	04/15/29	1,677,959
					15,460,905
	ELECTRIC UTILITIES — 1.3%
160,000	Alpha Generation, LLC(a)		6.7500	10/15/32	162,506
2,000,000	Vistra Corporation(a),(b)	H15T5Y + 5.740%	7.0000	06/15/70	2,043,024
250,000	Vistra Operations Company, LLC(a)		4.3750	05/01/29	242,206
					2,447,736
	ELECTRICAL EQUIPMENT — 2.5%
500,000	BWX Technologies, Inc.(a)		4.1250	06/30/28	482,694
500,000	BWX Technologies, Inc.(a)		4.1250	04/15/29	480,919
700,000	Gates Corporation (The)(a)		6.8750	07/01/29	725,957
1,360,000	WESCO Distribution, Inc.(a)		6.3750	03/15/29	1,407,019
1,360,000	WESCO Distribution, Inc.(a)		6.6250	03/15/32	1,418,250
					4,514,839
	FOOD — 0.9%
1,600,000	Darling Ingredients, Inc.(a)		6.0000	06/15/30	1,616,382

	FORESTRY, PAPER & WOOD PRODUCTS — 1.4%
2,500,000	Schweitzer-Mauduit International, Inc.(a)		6.8750	10/01/26	2,500,048

	HEALTH CARE FACILITIES & SERVICES — 4.7%
1,000,000	Catalent Pharma Solutions, Inc.(a)		3.1250	02/15/29	986,108
335,000	Concentra Escrow Issuer Corporation(a)		6.8750	07/15/32	352,493
320,000	HAH Group Holding Company, LLC(a)		9.7500	10/01/31	325,029
750,000	HealthEquity, Inc.(a)		4.5000	10/01/29	725,947
500,000	Heartland Dental, LLC / Heartland Dental Finance Corporation(a)		10.5000	04/30/28	535,655
250,000	LifePoint Health, Inc.(a)		5.3750	01/15/29	236,494

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 24

High Yield Bond Fund

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	HEALTH CARE FACILITIES & SERVICES — 4.7% (Continued)
2,000,000	LifePoint Health, Inc.(a)		9.8750	08/15/30	$2,203,353
625,000	LifePoint Health, Inc.(a)		11.0000	10/15/30	705,943
1,250,000	Pediatrix Medical Group, Inc.(a)		5.3750	02/15/30	1,211,803
500,000	Star Parent, Inc.(a)		9.0000	10/01/30	537,415
750,000	Tenet Healthcare Corporation		6.1250	10/01/28	755,696
					8,575,936
	HOME CONSTRUCTION — 4.0%
500,000	Ashton Woods USA, LLC / Ashton Woods Finance Company(a)		6.6250	01/15/28	504,845
1,250,000	Ashton Woods USA, LLC / Ashton Woods Finance Company (a)		4.6250	08/01/29	1,200,943
500,000	Ashton Woods USA, LLC / Ashton Woods Finance Company (a)		4.6250	04/01/30	479,110
3,042,000	Interface, Inc.(a)		5.5000	12/01/28	2,984,122
680,000	STL Holding Company, LLC(a)		8.7500	02/15/29	724,031
1,523,000	Weekley Homes, LLC / Weekley Finance Corporation(a)		4.8750	09/15/28	1,484,505
					7,377,556
	HOUSEHOLD PRODUCTS — 0.6%
1,000,000	Energizer Holdings, Inc.(a)		6.5000	12/31/27	1,021,260

	INDUSTRIAL SUPPORT SERVICES — 0.3%
500,000	BCPE Empire Holdings, Inc.(a)		7.6250	05/01/27	502,123

	INSTITUTIONAL FINANCIAL SERVICES — 0.7%
1,250,000	Aretec Group, Inc.(a)		10.0000	08/15/30	1,331,832

	INSURANCE — 3.1%
1,000,000	Acrisure, LLC / Acrisure Finance, Inc.(a)		8.2500	02/01/29	1,032,647
1,000,000	Acrisure, LLC / Acrisure Finance, Inc.(a)		7.5000	11/06/30	1,029,984
1,325,000	Baldwin Insurance Group Holdings, LLC(a)		7.1250	05/15/31	1,395,414
1,250,000	HUB International Ltd.(a)		7.2500	06/15/30	1,303,915
500,000	HUB International Ltd.(a)		7.3750	01/31/32	516,654
320,000	Ryan Specialty, LLC(a)		5.8750	08/01/32	326,285
					5,604,899
	LEISURE FACILITIES & SERVICES — 1.5%
1,000,000	Brinker International, Inc.(a)		8.2500	07/15/30	1,075,322
1,500,000	Raising Cane’s Restaurants, LLC(a)		9.3750	05/01/29	1,626,251
					2,701,573
	MACHINERY — 0.8%
1,000,000	Esab Corporation(a)		6.2500	04/15/29	1,028,392
500,000	SPX FLOW, Inc.(a)		8.7500	04/01/30	525,101
					1,553,493

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 25

High Yield Bond Fund

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	MEDICAL EQUIPMENT & DEVICES — 3.0%
750,000	Bausch & Lomb Escrow Corporation(a)		8.3750	10/01/28	$794,063
1,000,000	Medline Borrower, L.P.(a)		3.8750	04/01/29	947,547
1,500,000	Medline Borrower, L.P.(a)		5.2500	10/01/29	1,470,912
2,250,000	Sotera Health Holdings, LLC(a)		7.3750	06/01/31	2,339,418
					5,551,940
	METALS & MINING — 1.0%
2,000,000	Kaiser Aluminum Corporation(a)		4.5000	06/01/31	1,829,650

	OIL & GAS PRODUCERS — 5.9%
1,322,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(a)		5.5000	06/15/31	1,297,097
1,000,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(a)		7.5000	12/15/33	1,085,805
500,000	Energy Transfer, L.P.		5.7500	04/01/25	499,678
500,000	Genesis Energy, L.P. / Genesis Energy Finance Corporation		7.7500	02/01/28	506,623
100,000	Genesis Energy, L.P. / Genesis Energy Finance Corporation		8.2500	01/15/29	103,658
750,000	Genesis Energy, L.P. / Genesis Energy Finance Corporation		8.8750	04/15/30	789,107
1,500,000	Global Partners, L.P. / GLP Finance Corporation		7.0000	08/01/27	1,512,381
500,000	Global Partners, L.P. / GLP Finance Corporation(a)		8.2500	01/15/32	518,866
1,250,000	ITT Holdings, LLC(a)		6.5000	08/01/29	1,185,948
2,000,000	NuStar Logistics, L.P. B		5.6250	04/28/27	2,010,509
1,250,000	Permian Resources Operating, LLC(a)		5.8750	07/01/29	1,249,685
100,000	Permian Resources Operating, LLC(a)		7.0000	01/15/32	104,115
					10,863,472
	REAL ESTATE INVESTMENT TRUSTS — 1.9%
1,320,000	Diversified Healthcare Trust		9.7500	06/15/25	1,321,320
750,000	Service Properties Trust		5.5000	12/15/27	714,757
1,375,000	Service Properties Trust(a)		8.6250	11/15/31	1,496,513
					3,532,590
	REAL ESTATE OWNERS & DEVELOPERS — 2.7%
1,500,000	Greystar Real Estate Partners, LLC(a)		7.7500	09/01/30	1,594,311
3,499,000	Howard Hughes Corporation (The)(a)		4.3750	02/01/31	3,210,594
					4,804,905
	REAL ESTATE SERVICES — 0.8%
1,345,000	Newmark Group, Inc.(a)		7.5000	01/12/29	1,454,584

	RETAIL - CONSUMER STAPLES — 0.6%
1,250,000	Ingles Markets, Inc.(a)		4.0000	06/15/31	1,144,483

	RETAIL - DISCRETIONARY — 5.6%
1,550,000	Beacon Roofing Supply, Inc.(a)		4.1250	05/15/29	1,461,943
500,000	Builders FirstSource, Inc.(a)		6.3750	03/01/34	519,810
1,118,000	Champions Financing, Inc.(a)		8.7500	02/15/29	1,141,635
65,000	Cougar JV Subsidiary, LLC(a)		8.0000	05/15/32	68,784

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 26

High Yield Bond Fund

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	RETAIL - DISCRETIONARY — 5.6% (Continued)
3,162,000	Ken Garff Automotive, LLC(a)		4.8750	09/15/28	$3,065,428
1,500,000	Lithia Motors, Inc.(a)		3.8750	06/01/29	1,401,077
750,000	Lithia Motors, Inc.(a)		4.3750	01/15/31	698,551
500,000	Sally Holdings, LLC / Sally Capital, Inc.		6.7500	03/01/32	514,027
1,550,000	Sonic Automotive, Inc.(a)		4.8750	11/15/31	1,432,127
					10,303,382
	SEMICONDUCTORS — 0.4%
750,000	Entegris Escrow Corporation(a)		4.7500	04/15/29	739,880

	SOFTWARE — 0.6%
1,000,000	UKG, Inc.(a)		6.8750	02/01/31	1,033,891

	SPECIALTY FINANCE — 15.5%
1,000,000	AerCap Ireland Capital DAC / Aercap Global Aviation Trust(b)	H15T5Y + 2.720%	6.9500	03/10/55	1,036,249
2,500,000	Air Lease Corporation(b)	H15T5Y + 4.076%	4.6500	06/15/70	2,443,129
290,000	Bread Financial Holdings, Inc.(a)		7.0000	01/15/26	289,070
1,250,000	Bread Financial Holdings, Inc.(a)		9.7500	03/15/29	1,322,983
1,000,000	Burford Capital Global Finance, LLC(a)		6.2500	04/15/28	998,931
3,710,000	Burford Capital Global Finance, LLC(a)		9.2500	07/01/31	3,996,772
1,000,000	Freedom Mortgage Corporation(a)		6.6250	01/15/27	1,003,110
1,000,000	Freedom Mortgage Corporation(a)		12.0000	10/01/28	1,093,277
2,000,000	Freedom Mortgage Holdings, LLC(a)		9.1250	05/15/31	2,058,748
2,955,000	ILFC E-Capital Trust I(a),(b)	TSFR3M + 1.812%	6.5650	12/21/65	2,344,722
1,500,000	ILFC E-Capital Trust II(a),(b)	TSFR3M + 2.062%	6.8150	12/21/65	1,200,524
1,250,000	Ladder Capital Finance Holdings LLLP / Ladder(a)		4.2500	02/01/27	1,222,479
750,000	Ladder Capital Finance Holdings LLLP / Ladder(a)		7.0000	07/15/31	795,926
500,000	Nationstar Mortgage Holdings, Inc.(a)		6.0000	01/15/27	500,575
1,250,000	Nationstar Mortgage Holdings, Inc.(a)		5.5000	08/15/28	1,238,349
1,340,000	Nationstar Mortgage Holdings, Inc.(a)		6.5000	08/01/29	1,363,600
1,500,000	OneMain Finance Corporation		9.0000	01/15/29	1,590,803
1,500,000	Rithm Capital Corporation(a)		6.2500	10/15/25	1,500,537
2,000,000	Rithm Capital Corporation(a)		8.0000	04/01/29	2,021,300
320,000	Starwood Property Trust, Inc.(a)		6.0000	04/15/30	320,447
					28,341,531
	STEEL — 2.0%
1,000,000	Commercial Metals Company		4.3750	03/15/32	951,459
2,804,000	TMS International Corporation(a)		6.2500	04/15/29	2,672,854
					3,624,313
	TECHNOLOGY HARDWARE — 1.4%
550,000	Ciena Corporation(a)		4.0000	01/31/30	520,635
1,000,000	TTM Technologies, Inc.(a)		4.0000	03/01/29	948,419
1,000,000	Zebra Technologies Corporation(a)		6.5000	06/01/32	1,045,266
					2,514,320

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 27

High Yield Bond Fund

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TECHNOLOGY SERVICES — 0.4%
250,000	GTCR W-2 Merger Sub, LLC(a)		7.5000	01/15/31	$268,486
500,000	Insight Enterprises, Inc.(a)		6.6250	05/15/32	522,320
					790,806
	WHOLESALE - CONSUMER STAPLES — 1.7%
1,280,000	KeHE Distributors, LLC / KeHE Finance Corp /(a)		9.0000	02/15/29	1,332,447
2,000,000	United Natural Foods, Inc.(a)		6.7500	10/15/28	1,912,067
					3,244,514
	TOTAL CORPORATE BONDS (Cost $170,723,297)				176,231,621

Shares
	SHORT-TERM INVESTMENTS — 3.6%
	MONEY MARKET FUNDS — 3.6%
6,576,489	Fidelity Government Portfolio, Institutional Class, 4.84% (Cost $6,576,489)(c)	6,576,489

	TOTAL INVESTMENTS — 100.0% (Cost $177,299,786)	$182,808,110
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(d)	24,922
	NET ASSETS — 100.0%	$182,833,032

LLC	Limited Liability Company
LP	Limited Partnership
LTD	Limited Company
PLC	Public Limited Company

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
TSFR3M	Term SOFR Secured Overnight Financing Rate 3 Month

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024 the total market value of 144A securities is 158,483,840 or 86.7% of net assets.

(b)	Variable rate security; the rate shown represents the rate on September 30, 2024.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2024.
(d)	Percentage rounds to less than 0.1%.

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 28

Israel Common Values Fund

Shares		Fair Value
	COMMON STOCKS — 97.8%
	AEROSPACE & DEFENSE — 6.3%
18,101	Elbit Systems Ltd.	$3,622,010
94,000	Leonardo DRS, Inc.(a)	2,652,680
		6,274,690
	APPAREL & TEXTILE PRODUCTS — 2.6%
23,816	Delta Galil Ltd.	1,076,361
20,000	Fox Wizel Ltd.	1,510,072
		2,586,433
	BANKING — 17.4%
86,000	Bank Hapoalim BM - ADR	4,140,900
478,000	Bank Leumi Le-Israel BM	4,671,921
45,300	First International Bank Of Israel Ltd.	1,872,363
527,000	Israel Discount Bank Ltd., Class A	2,947,174
95,000	Mizrahi Tefahot Bank Ltd.	3,707,454
		17,339,812
	BIOTECH & PHARMA — 0.6%
33,000	Enlight Renewable Energy Ltd.(a)	553,555

	CHEMICALS — 1.1%
247,902	ICL Group Ltd.	1,053,584

	ELECTRIC UTILITIES — 1.7%
22,700	Ormat Technologies, Inc.	1,746,566

	ELECTRICAL EQUIPMENT — 1.9%
24,300	Camtek Ltd.	1,940,355

	HEALTH CARE FACILITIES & SERVICES — 1.7%
12,769	Danel Adir Yeoshua Ltd.	1,167,887
1,575,013	Novolog Ltd.	634,939
		1,802,826
	INSTITUTIONAL FINANCIAL SERVICES — 3.4%
365,194	Tel Aviv Stock Exchange Ltd.	3,447,906

	INSURANCE — 4.2%
97,000	Harel Insurance Investments & Financial Services	941,563
773,628	Migdal Insurance & Financial Holdings Ltd.	1,054,523
199,400	Phoenix Holdings Ltd. (The)	2,246,278
		4,242,364
	LEISURE FACILITIES & SERVICES — 1.5%
12,800	Fattal Holdings 1998 Ltd.(a)	1,463,573

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 29

Israel Common Values Fund

Shares		Fair Value
	MEDICAL EQUIPMENT & DEVICES — 0.4%
23,000	Inmode Ltd.(a)	$389,850

	OIL & GAS PRODUCERS — 7.9%
350,000	Delek Drilling, L.P.	962,235
104,968	Energean plc	1,265,876
102,000	Energean plc	1,246,445
5,600	Israel Corp Ltd. (The)	1,218,142
1,100,000	Isramco Negev 2, L.P.	477,671
2,350,000	Oil Refineries Ltd.	605,732
8,000	Paz Oil Company Ltd.	840,919
1,600,000	Ratio Energies Finance, L.P.	1,300,324
		7,917,344
	REAL ESTATE INVESTMENT TRUSTS — 2.8%
12,000	Big Shopping Centers Ltd.(a)	1,335,408
369,000	Reit 1 Ltd.	1,497,457
		2,832,865
	REAL ESTATE OWNERS & DEVELOPERS — 10.3%
237,000	Amot Investments Ltd.	1,022,807
44,000	Azrieli Group Ltd.	3,061,341
40,000	Elco Ltd.	1,188,746
160,000	Gav-Yam Lands Corp Ltd.	1,323,928
24,380	Melisron Ltd.	1,844,663
703,430	Mivne Real Estate KD Ltd.	1,799,942
		10,241,427
	RENEWABLE ENERGY — 1.1%
296,360	Energix-Renewable Energies Ltd.	1,071,515

	RETAIL - CONSUMER STAPLES — 2.9%
18,700	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,043,264
210,000	Shufersal Ltd.	1,864,388
		2,907,652
	SEMICONDUCTORS — 7.9%
24,000	Nova Ltd.(a)	5,000,160
66,223	Tower Semiconductor Ltd.(a)	2,931,030
		7,931,190
	SOFTWARE — 18.9%
14,100	CyberArk Software Ltd.(a)	4,111,700
29,935	Hilan Ltd.	1,570,498
39,800	Mobileye Global, Inc., Class A(a)	545,260
6,500	Monday.com Ltd.(a)	1,805,505
21,100	Nice Ltd. - ADR(a)	3,664,437
34,000	Oddity Tech Ltd.(a)	1,372,920
41,000	One Software Technologies Ltd.	553,038

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 30

Israel Common Values Fund

Shares		Fair Value
	SOFTWARE — 18.9% (Continued)
55,300	Sapiens International Corp N.V.	$2,061,031
46,200	Varonis Systems, Inc.(a)	2,610,299
21,500	Verint Systems, Inc.(a)	544,595
		18,839,283
	TECHNOLOGY HARDWARE — 0.4%
36,000	AudioCodes Ltd.	350,280

	TECHNOLOGY SERVICES — 1.9%
72,783	Magic Software Enterprises Ltd.	860,295
56,210	Matrix IT Ltd.	1,074,206
		1,934,501
	WHOLESALE - DISCRETIONARY — 0.9%
17,300	Tadiran Group Ltd.	927,573

	TOTAL COMMON STOCKS (Cost $54,144,405)	97,795,144

	SHORT-TERM INVESTMENTS — 2.3%
	MONEY MARKET FUNDS — 2.3%
2,278,333	Fidelity Government Portfolio, Institutional Class, 4.84% (Cost $2,278,333)(b)	2,278,333

	TOTAL INVESTMENTS — 100.1% (Cost $56,422,738)	$100,073,477
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%	(95,598)
	NET ASSETS — 100.0%	$99,977,879

ADR	American Depositary Receipt
LP	Limited Partnership
LTD	Limited Company
NV	Naamioze Vennootschap
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 31

Israel Common Values Fund

% OF NET ASSETS	COUNTRY
85.2%	Israel
8.1%	United States
2.5%	United Kingdom
2.1%	Cayman Islands
97.8%	Total
2.3%	Money Market Funds
-0.1%	Liabilities In Excess Of Other Assets
100.0%	Grand Total

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 32

Defensive Strategies Fund

Shares		Fair Value
	COMMON STOCKS — 37.1%
	CHEMICALS — 1.5%
940	Albemarle Corporation	$89,027
2,049	CF Industries Holdings, Inc.	175,804
1,853	FMC Corporation	122,187
6,014	ICL Group Ltd.	25,560
7,069	K+S A.G.	90,596
5,479	Mosaic Company (The)	146,728
4,976	Nutrien Ltd.	239,146
3,601	OCI N.V.	102,565
3,097	Sociedad Quimica y Minera de Chile S.A. - ADR	129,083
1,773	Yara International ASA	56,138
		1,176,834
	DATA CENTER REIT — 0.9%
4,000	Digital Realty Trust, Inc.	647,321

	ELECTRIC UTILITIES — 0.0%(a)
290	Neoen S.A.	12,593

	ENGINEERING & CONSTRUCTION — 0.0%(a)
799	Technip Energies N.V.	19,234

	FOOD — 1.3%
2,563	Adecoagro S.A.	28,372
4,499	BRF S.A. - ADR(b)	19,661
853	Cal-Maine Foods, Inc.	63,839
4,632	Darling Ingredients, Inc.(b)	172,124
1,353	Dole plc	22,040
564	Fresh Del Monte Produce, Inc.	16,661
2,408	Hormel Foods Corporation	76,334
1,385	Ingredion, Inc.	190,340
1,300	MEIJI Holdings Company Ltd.	32,472
2,600	Morinaga Milk Industry Company Ltd.	63,551
5,082	Mowi ASA	91,388
1,400	NH Foods Ltd.	51,948
4,300	Nisshin Seifun Group, Inc.	54,406
4,700	Nissui Corporation	30,003
2,546	Pilgrim’s Pride Corporation(b)	117,243
841	Salmar ASA	44,115
		1,074,497

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 33

Defensive Strategies Fund

Shares		Fair Value
	FORESTRY, PAPER & WOOD PRODUCTS — 0.2%
2,400	Canfor Corporation(b)	$30,224
1,900	Sumitomo Forestry Company Ltd.	93,794
		124,018
	GAS & WATER UTILITIES — 0.8%
403	American States Water Company	33,566
559	American Water Works Company, Inc.	81,748
910	California Water Service Group	49,340
4,258	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	70,427
1,577	Essential Utilities, Inc.	60,825
1,154	Severn Trent plc	40,763
264	SJW Group	15,341
4,078	United Utilities Group plc	57,003
5,852	Veolia Environnement S.A.	192,352
		601,365
	HEALTH CARE FACILITIES & SERVICES — 0.4%
48,754	Brookdale Senior Living, Inc.(b)	331,040

	HEALTH CARE REIT — 1.0%
13,000	American Healthcare REIT, Inc.	339,300
25,235	Healthcare Realty Trust, Inc.	458,015
		797,315
	INDUSTRIAL REIT — 0.5%
8,100	Rexford Industrial Realty, Inc.	407,511

	MACHINERY — 1.2%
748	AGCO Corporation	73,199
7,354	CNH Industrial N.V.	81,629
1,248	Deere & Company	520,828
11,900	Kubota Corporation	168,161
1,700	Kurita Water Industries Ltd.	72,932
400	Organo Corporation	19,482
840	Weir Group plc (The)	24,326
		960,557
	METALS & MINING — 5.0%
413	Agnico Eagle Mines Ltd.	33,271
2,734	Agnico Eagle Mines Ltd.	220,267
959	Alamos Gold, Inc., Class A	19,122
471	Alcoa Corporation	18,171
2,139	Anglo American PLC	69,465
637	Anglogold Ashanti plc	16,963
1,391	Antofagasta plc	37,437
513	Aurubis A.G.	37,614
44,540	B2Gold Corporation	137,183

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 34

Defensive Strategies Fund

Shares		Fair Value
	METALS & MINING — 5.0% (Continued)
10,928	Barrick Gold Corporation	$217,358
7,327	BHP Group Ltd. - ADR	455,080
2,734	Cameco Corporation	130,576
4,500	Capstone Copper Corporation(b)	35,206
8,700	Centerra Gold, Inc.	62,469
3,247	Cia de Minas Buenaventura S.A.A - ADR	44,938
964	Cleveland-Cliffs, Inc.(b)	12,310
400	Dowa Holdings Company Ltd.	14,625
10,920	Eldorado Gold Corporation(b)	189,680
2,100	Endeavour Mining plc	49,910
190	Eramet S.A.	14,978
600	First Quantum Minerals Ltd.(b)	8,182
951	Franco-Nevada Corporation	118,162
5,003	Freeport-McMoRan, Inc.	249,751
14,103	Gold Fields Ltd. - ADR	216,481
5,000	Hudbay Minerals, Inc.	45,995
2,500	Ivanhoe Mines Ltd.(b)	37,196
6,715	Kinross Gold Corporation	62,852
800	Labrador Iron Ore Royalty Corporation	19,025
13,200	Lundin Mining Corporation	138,314
2,500	Mitsubishi Materials Corporation	44,790
2,026	MP Materials Corporation(b)	35,759
2,661	Norsk Hydro ASA	17,264
1,459	Osisko Gold Royalties Ltd.	27,006
5,864	Pan American Silver Corporation	122,382
4,990	Rio Tinto plc - ADR	355,138
307	Royal Gold, Inc.	43,072
6,049	Sandstorm Gold Ltd.	36,294
516	Southern Copper Corporation	59,686
7,739	SSR Mining, Inc.	43,958
1,400	Sumitomo Metal Mining Company Ltd.	41,798
1,143	Teck Resources Ltd., Class B	59,706
1,355	Teck Resources Ltd., Class B	70,785
12,534	Vale S.A. - ADR	146,397
2,310	Wheaton Precious Metals Corporation	141,095
		3,957,711
	OFFICE REIT — 0.5%
12,335	Highwoods Properties, Inc.	413,346

	OIL & GAS PRODUCERS — 5.6%
7,597	Aker BP ASA	162,857
5,447	APA Corporation	133,234
6,300	ARC Resources Ltd.	106,498

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 35

Defensive Strategies Fund

Shares		Fair Value
	OIL & GAS PRODUCERS — 5.6% (Continued)
14,900	Baytex Energy Corporation	$44,513
1,128	Black Stone Minerals, L.P.	17,033
6,274	Canadian Natural Resources Ltd.	208,360
14,000	Cenovus Energy, Inc.	234,178
468	Chord Energy Corporation	60,948
735	Civitas Resources, Inc.	37,242
2,443	CNX Resources Corporation(b)	79,569
2,914	ConocoPhillips	306,787
4,962	Coterra Energy, Inc.	118,840
5,594	Devon Energy Corporation	218,837
1,525	Eni SpA - ADR	46,223
1,772	EOG Resources, Inc.	217,832
1,232	EQT Corporation	45,140
6,311	Equinor ASA - ADR	159,858
170	Hess Corporation	23,086
900	Imperial Oil Ltd.	63,325
11,800	Inpex Corporation	159,112
1,313	Kosmos Energy Ltd.(b)	5,291
1,920	Magnolia Oil & Gas Corporation, Class A	46,886
4,038	Marathon Oil Corporation	107,532
2,143	Matador Resources Company	105,907
6,400	MEG Energy Corporation	120,256
5,974	Murphy Oil Corporation	201,563
3,067	Occidental Petroleum Corporation	158,073
255	Ovintiv, Inc.	9,769
12,064	Petroleo Brasileiro S.A. - ADR	173,842
1,300	Peyto Exploration & Development Corporation	14,804
2,000	PrairieSky Royalty Ltd.	40,656
546	Range Resources Corporation	16,795
4,459	SM Energy Company	178,226
3,472	Southwestern Energy Company(b)	24,686
6,000	Suncor Energy, Inc.	221,489
3,390	TotalEnergies S.E.	220,817
2,700	Tourmaline Oil Corporation	125,405
6,248	Var Energi ASA	19,362
5,200	Veren, Inc.	32,031
3,900	Vermilion Energy, Inc.	38,068
2,239	Viper Energy, Inc.	101,001
400	Whitecap Resources, Inc.	2,987
2,942	Woodside Energy Group Ltd. - ADR	50,720
		4,459,638

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 36

Defensive Strategies Fund

Shares		Fair Value
	OIL & GAS SERVICES & EQUIPMENT — 1.2%
2,584	Archrock, Inc.	$52,300
3,881	Baker Hughes Company	140,298
2,140	ChampionX Corporation	64,521
3,524	Halliburton Company	102,372
2,624	Helmerich & Payne, Inc.	79,822
6,476	Liberty Oilfield Services, Inc., Class A	123,627
969	Noble Corp plc	35,020
2,196	NOV, Inc.	35,070
863	Oceaneering International, Inc.(b)	21,463
8,724	Patterson-UTI Energy, Inc.	66,739
4,301	Schlumberger N.V.	180,427
1,900	Secure Energy Services, Inc.	17,183
3,929	TGS NOPEC Geophysical Company ASA	36,956
4,187	Transocean Ltd.(b)	17,795
		973,593
	REAL ESTATE INVESTMENT TRUSTS — 13.9%
16,000	American Homes 4 Rent, Class A	614,240
3,100	American Tower Corporation, A	720,936
16,700	Americold Realty Trust, Inc.	472,109
3,500	AvalonBay Communities, Inc.	788,375
7,000	Camden Property Trust	864,710
7,900	Crown Castle, Inc.	937,177
1,515	Equinix, Inc.	1,344,759
11,260	InvenTrust Properties Corporation	319,446
378	PotlatchDeltic Corporation	17,029
7,000	Prologis, Inc.	883,960
2,200	Public Storage	800,514
1,623	Rayonier, Inc.	52,228
2,630	SBA Communications Corporation, A	633,041
12,000	Sila Realty Trust, Inc.	303,480
4,600	Sun Communities, Inc.	621,690
14,000	Ventas, Inc.	897,820
5,400	Welltower, Inc.	691,362
1,049	Weyerhaeuser Company	35,519
		10,998,395
	RENEWABLE ENERGY — 0.1%
266	Enphase Energy, Inc.(b)	30,063
223	First Solar, Inc.(b)	55,625
		85,688
	RESIDENTIAL REIT — 0.4%
10,000	Invitation Homes, Inc.	352,600

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 37

Defensive Strategies Fund

Shares		Fair Value
	RETAIL REIT — 1.2%
15,000	Brixmor Property Group, Inc.	$417,900
12,170	NNN REIT, Inc.	590,123
		1,008,023
	SELF-STORAGE REIT — 0.7%
3,000	Extra Space Storage, Inc.	540,570

	SEMICONDUCTORS — 0.1%
7,600	SUMCO Corporation	81,539

	STEEL — 0.3%
2,219	ArcelorMittal S.A. - ADR	58,271
311	ATI, Inc.(b)	20,809
3,200	JFE Holdings, Inc.	42,715
1,078	POSCO Holdings, Inc. - ADR	75,450
59	Steel Dynamics, Inc.	7,439
1,095	Ternium S.A. - ADR	40,416
		245,100
	WHOLESALE - CONSUMER STAPLES — 0.3%
2,104	Bunge Global S.A.	203,331

	TOTAL COMMON STOCKS (Cost $26,581,119)	29,471,819

	EXCHANGE-TRADED FUNDS — 18.4%
	EQUITY — 18.4%
611,600	Timothy Plan Market Neutral ETF(c)	14,631,918

	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,212,535)	14,631,918

	PRECIOUS METALS - PHYSICAL HOLDING — 20.4%
	PRECIOUS METAL — 20.4%
6,143	GOLD BARS - XAU BGN CURNCY(b)	16,175,060

	TOTAL PRECIOUS METALS - PHYSICAL HOLDING (Cost $7,240,876)	16,175,060

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 38

Defensive Strategies Fund

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 20.9%
	U.S. TREASURY INFLATION PROTECTED — 20.9%
1,768,727	United States Treasury Inflation Indexed Bonds	2.3750	01/15/25	$1,757,085
2,035,739	United States Treasury Inflation Indexed Bonds	2.0000	01/15/26	2,301,791
2,261,507	United States Treasury Inflation Indexed Bonds	2.3750	01/15/27	2,298,483
2,072,070	United States Treasury Inflation Indexed Bonds	0.5000	01/15/28	2,005,978
983,384	United States Treasury Inflation Indexed Bonds	1.7500	01/15/28	991,025
1,532,137	United States Treasury Inflation Indexed Bonds	0.8750	01/15/29	1,495,281
1,552,868	United States Treasury Inflation Indexed Bonds	2.5000	01/15/29	1,619,050
2,968,308	United States Treasury Inflation Indexed Bonds	0.1250	01/15/31	2,726,063
337,521	United States Treasury Inflation Indexed Bonds	2.1250	02/15/41	352,822
1,624,881	United States Treasury Inflation Indexed Bonds	0.1250	02/15/51	1,023,923
				16,571,501
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $17,910,040)			16,571,501

Shares
	SHORT-TERM INVESTMENTS — 3.0%
	MONEY MARKET FUNDS — 3.0%
2,340,431	Fidelity Government Portfolio, Institutional Class, 4.84% (Cost $2,340,431)(d)	2,340,431

	TOTAL INVESTMENTS — 99.8% (Cost $69,285,001)	$79,190,729
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%	139,874
	NET ASSETS — 100.0%	$79,330,603

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LP	Limited Partnership
LTD	Limited Company
NV	Naamioze Vennootschap
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S/A	Société Anonyme

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	Investment is affiliate.
(d)	Rate disclosed is the seven day effective yield as of September 30, 2024.

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 39

Defensive Strategies Fund

	DIVERSIFICATION OF ASSETS
% OF NET ASSETS	COUNTRY	% OF NET ASSETS		COUNTRY
86.1%	United States	0.2%		Germany
4.4%	Canada	0.2%		Luxembourg
1.2%	Japan	0.1%		South Korea
0.9%	United Kingdom	0.1%		Italy
0.7%	Norway	0.1%		Peru
0.6%	Australia	0.0	%(a)	Israel
0.5%	France	0.0	%(a)	Ireland
0.5%	Brazil	0.0	%(a)	Cayman Islands
0.3%	Switzerland	96.8%		Total
0.3%	South Africa	3.0%		Money Market Funds
0.2%	Netherlands	0.2%		Other Assets In Excess Of Liabilities
0.2%	Curaçao	100.0%		Grand Total
0.2%	Chile

(a)	Percentage rounds to less than 0.1%.

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 40

Strategic Growth Fund

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 66.8%
	EQUITY — 66.8%
106,706	Timothy Plan High Dividend Stock Enhanced ETF(a)	$2,739,783
189,056	Timothy Plan International ETF(a)	5,458,879
211,800	Timothy Plan Market Neutral ETF(a)	5,067,103
197,339	Timothy Plan US Large/Mid Cap Core Enhanced ETF(a)	5,175,788
105,123	Timothy Plan US Small Cap Core ETF(a)	4,090,988
		22,532,541
	TOTAL EXCHANGE-TRADED FUNDS (Cost $20,503,059)	22,532,541

	OPEN END FUNDS — 31.2%
	EQUITY — 13.2%
326,604	Timothy Plan International Fund, Class A(a)	4,458,141

	FIXED INCOME — 18.0%
434,630	Timothy Plan Fixed Income Fund, Class A(a)	4,050,753
224,885	Timothy Plan High Yield Bond Fund, Class A(a)	2,035,213
		6,085,966
	TOTAL OPEN END FUNDS (Cost $10,373,672)	10,544,107

	SHORT-TERM INVESTMENTS — 2.1%
	MONEY MARKET FUNDS — 2.1%
720,121	Fidelity Government Portfolio, Institutional Class, 4.84% (Cost $720,121)(b)	720,121

	TOTAL INVESTMENTS — 100.1% (Cost $31,596,852)	$33,796,769
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%	(39,106)
	NET ASSETS — 100.0%	$33,757,663

ETF	Exchange-Traded Fund

(a)	Investment is affiliate.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 41

Conservative Growth Fund

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 49.4%
	EQUITY — 49.4%
91,260	Timothy Plan High Dividend Stock Enhanced ETF(a)	$2,343,192
121,144	Timothy Plan International ETF(a)	3,497,960
241,300	Timothy Plan Market Neutral ETF(a)	5,772,861
179,986	Timothy Plan US Large/Mid Cap Core Enhanced ETF(a)	4,720,655
69,905	Timothy Plan US Small Cap Core ETF(a)	2,720,437
		19,055,105
	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,723,327)	19,055,105

	OPEN END FUNDS — 48.2%
	EQUITY — 11.7%
329,251	Timothy Plan International Fund, Class A(a)	4,494,276

	FIXED INCOME — 36.5%
1,238,263	Timothy Plan Fixed Income Fund, Class A(a)	11,540,609
277,635	Timothy Plan High Yield Bond Fund, Class A(a)	2,512,599
		14,053,208
	TOTAL OPEN END FUNDS (Cost $19,298,286)	18,547,484

	SHORT-TERM INVESTMENTS — 2.5%
	MONEY MARKET FUNDS — 2.5%
960,121	Fidelity Government Portfolio, Institutional Class, 4.84% (Cost $960,121)(b)	960,121

	TOTAL INVESTMENTS — 100.1% (Cost $37,981,734)	$38,562,710
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%	(43,993)
	NET ASSETS — 100.0%	$38,518,717

ETF	Exchange-Traded Fund

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 42

Growth & Income Fund

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 50.1%
	EQUITY — 50.1%
372,000	Timothy Plan High Dividend Stock Enhanced ETF(a)	$9,551,472
	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,409,143)	9,551,472

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 10.5%
	CHEMICALS — 0.7%
85,000	Nutrien Ltd.	4.0000	12/15/26	84,362
60,000	Nutrien Ltd.	2.9500	05/13/30	55,794
				140,156
	COMMERCIAL SUPPORT SERVICES — 0.5%
35,000	Republic Services, Inc.	5.0000	04/01/34	36,013
50,000	Waste Management, Inc.	4.6250	02/15/33	50,834
				86,847
	ELECTRIC UTILITIES — 1.1%
135,000	American Electric Power Company, Inc.	3.2000	11/13/27	130,654
70,000	National Rural Utilities Cooperative Finance Corporation	5.0500	09/15/28	72,260
22,000	WEC Energy Group, Inc.	3.5500	06/15/25	21,807
				224,721
	GAS & WATER UTILITIES — 0.7%
130,000	NiSource, Inc.	3.4900	05/15/27	127,692

	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
55,000	Cboe Global Markets, Inc.	3.6500	01/12/27	54,392

	MACHINERY — 0.6%
55,000	Caterpillar Financial Services Corporation	4.3500	05/15/26	55,317
55,000	John Deere Capital Corporation	3.9000	06/07/32	53,576
				108,893
	METALS & MINING — 0.9%
85,000	BHP Billiton Finance USA Ltd.	5.2500	09/08/33	88,988
70,000	Rio Tinto Finance USA plc	5.0000	03/09/33	73,127
				162,115
	OIL & GAS PRODUCERS — 2.6%
115,000	Columbia Pipelines Holding Company, LLC(b)	6.0420	08/15/28	120,195
70,000	Energy Transfer, L.P.	5.7500	02/15/33	73,294
120,000	Energy Transfer, L.P.	6.2500	04/15/49	126,034
70,000	Enterprise Products Operating, LLC	5.3500	01/31/33	73,407
115,000	Phillips 66 Company	3.6050	02/15/25	114,357
				507,287

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 43

Growth & Income Fund

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	REAL ESTATE INVESTMENT TRUSTS — 1.1%
95,000	Digital Realty Trust, L.P.	3.7000	08/15/27	$93,632
120,000	Healthpeak Properties, Inc.	3.5000	07/15/29	115,046
				208,678
	RETAIL - CONSUMER STAPLES — 0.5%
95,000	Dollar General Corporation	4.1250	05/01/28	93,687

	RETAIL - DISCRETIONARY — 0.6%
110,000	Tractor Supply Company	5.2500	05/15/33	114,376

	TRANSPORTATION & LOGISTICS — 0.9%
55,000	Canadian Pacific Railway Company	2.9000	02/01/25	54,599
130,000	CSX Corporation	3.2500	06/01/27	127,587
				182,186
	TOTAL CORPORATE BONDS (Cost $1,974,104)			2,011,030

	NON U.S. GOVERNMENT & AGENCIES — 1.7%
	LOCAL AUTHORITY — 0.7%
135,000	Province of Ontario, Canada	2.5000	04/27/26	132,066

	SOVEREIGN — 1.0%
200,000	Israel Government International Bond	5.5000	03/12/34	200,516

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $324,957)			332,582

	U.S. GOVERNMENT & AGENCIES — 36.5%
	AGENCY FIXED RATE — 15.0%
97,595	Fannie Mae Pool FM5537	2.0000	01/01/36	89,927
63,682	Fannie Mae Pool MA4316	2.5000	04/01/36	59,863
18,992	Fannie Mae Pool MA4475	2.5000	10/01/41	17,158
56,356	Fannie Mae Pool MA4617	3.0000	04/01/42	52,530
42,946	Fannie Mae Pool FM4053	2.5000	08/01/50	37,662
47,851	Fannie Mae Pool CA8897	3.0000	02/01/51	43,579
6,880	Fannie Mae Pool MA4258	3.5000	02/01/51	6,465
18,844	Fannie Mae Pool FM6550	2.0000	03/01/51	15,865
35,553	Fannie Mae Pool CB0855	3.0000	06/01/51	32,240
58,735	Fannie Mae Pool FS3744	2.0000	07/01/51	48,853
93,986	Fannie Mae Pool FS1807	3.5000	07/01/51	88,648
136,318	Fannie Mae Pool CB1384	2.5000	08/01/51	118,894
30,387	Fannie Mae Pool BU1322	2.5000	02/01/52	26,425
95,139	Fannie Mae Pool CB3486	3.5000	05/01/52	88,675

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 44

Growth & Income Fund

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	AGENCY FIXED RATE — 15.0% (Continued)
64,651	Fannie Mae Pool FS1704	4.0000	05/01/52	$62,653
89,290	Fannie Mae Pool FS3159	4.5000	10/01/52	88,346
83,712	Fannie Mae Pool FS4075	5.0000	04/01/53	84,455
94,388	Fannie Mae Pool FS5044	4.5000	06/01/53	93,947
92,341	Fannie Mae Pool FS8291	5.5000	07/01/53	94,164
95,415	Fannie Mae Pool CB7980	5.5000	02/01/54	97,192
29,583	Fannie Mae Pool FS8138	6.5000	06/01/54	30,854
43,638	Ginnie Mae I Pool 723248	5.0000	10/15/39	44,920
44,654	Ginnie Mae I Pool 783403	3.5000	09/15/41	42,992
39,550	Ginnie Mae II Pool MA3376	3.5000	01/20/46	37,680
29,496	Ginnie Mae II Pool MA3596	3.0000	04/20/46	27,308
25,180	Ginnie Mae II Pool MA3663	3.5000	05/20/46	23,974
32,781	Ginnie Mae II Pool MA3736	3.5000	06/20/46	31,185
11,150	Ginnie Mae II Pool MA4509	3.0000	06/20/47	10,275
31,278	Ginnie Mae II Pool MA4652	3.5000	08/20/47	29,715
29,463	Ginnie Mae II Pool MA4719	3.5000	09/20/47	27,920
56,115	Ginnie Mae II Pool MA4778	3.5000	10/20/47	53,193
21,221	Ginnie Mae II Pool MA6092	4.5000	08/20/49	21,100
16,365	Ginnie Mae II Pool MA6156	4.5000	09/20/49	16,286
41,683	Ginnie Mae II Pool BN2662	3.0000	10/20/49	38,073
17,439	Ginnie Mae II Pool MA6221	4.5000	10/20/49	17,395
15,488	Ginnie Mae II Pool MA6478	5.0000	02/20/50	15,755
18,990	Ginnie Mae II Pool MA6544	4.5000	03/20/50	18,973
12,313	Ginnie Mae II Pool MA6545	5.0000	03/20/50	12,526
19,439	Ginnie Mae II Pool MA6600	3.5000	04/20/50	18,385
17,619	Ginnie Mae II Pool MA6601	4.0000	04/20/50	17,203
22,861	Ginnie Mae II Pool MA6603	5.0000	04/20/50	23,252
43,326	Ginnie Mae II Pool MA7255	2.5000	03/20/51	38,225
35,205	Ginnie Mae II Pool MA7418	2.5000	06/20/51	30,998
103,113	Ginnie Mae II Pool MA7419	3.0000	06/20/51	94,182
109,695	Ginnie Mae II Pool MA7472	2.5000	07/20/51	96,673
100,286	Ginnie Mae II Pool CE1974	3.0000	08/20/51	92,575
71,227	Ginnie Mae II Pool CE1990	2.5000	09/20/51	62,688
124,656	Ginnie Mae II Pool MA7768	3.0000	12/20/51	113,741
52,578	Ginnie Mae II Pool MA7829	3.5000	01/20/52	49,414
68,611	Ginnie Mae II Pool MA7939	4.0000	03/20/52	66,309
109,990	Ginnie Mae II Pool MA8800	5.0000	04/20/53	110,348
118,587	Ginnie Mae II Pool MA8874	3.0000	05/20/53	108,583
100,301	Ginnie Mae II Pool MA8943	3.0000	06/20/53	91,502
97,135	Ginnie Mae II Pool MA9017	5.5000	07/20/53	98,136
				2,859,879

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 45

Growth & Income Fund

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. TREASURY BILLS — 21.5%
260,000	United States Treasury Note Series BL-2024	4.5000	11/30/24	$259,898
505,000	United States Treasury Note	4.8750	04/30/26	513,660
335,000	United States Treasury Note	4.6250	04/30/29	349,604
750,000	United States Treasury Note	4.6250	04/30/31	791,689
1,080,000	United States Treasury Note	4.3750	05/15/34	1,129,781
350,000	United States Treasury Note	4.5000	02/15/44	364,766
630,000	United States Treasury Note	4.6250	05/15/54	682,369
				4,091,767
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $6,922,266)			6,951,646

Shares
	SHORT-TERM INVESTMENTS — 0.9%
	MONEY MARKET FUNDS — 0.9%
166,202	Fidelity Government Portfolio, Institutional Class, 4.84% (Cost $166,202)(c)	166,202

	TOTAL INVESTMENTS — 99.7% (Cost $18,796,672)	$19,012,932
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%	55,429
	NET ASSETS — 100.0%	$19,068,361

ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
LTD	Limited Company
PLC	Public Limited Company

(a)	Investment in affiliate.
(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024 the total market value of 144A securities is 120,195 or 0.6% of net assets.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2024.

SCHEDULE OF INVESTMENTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 46

Section 2 | Statements of Assets and Liabilities

SEPTEMBER 30, 2024

	SMALL/MID CAP GROWTH FUND	INTERNATIONAL FUND	LARGE/MID CAP GROWTH FUND
ASSETS:
Investments, at cost	$58,763,241	$127,481,836	$138,214,729
Investments in affiliates, at cost	—	—	23,130,928
Investments, at value	$73,918,325	$182,489,272	$191,234,512
Investments in affiliates, at value	—	—	25,541,560
Cash	—	—	—
Dividends and interest receivable	38,694	243,909	89,257
Receivable for fund shares sold	129,535	46,073	66,637
Receivable for securities sold	—	—	—
Receivable for foreign tax reclaims	—	449,660	—
Prepaid expenses and other assets	42,536	19,333	76,125
Total Assets	74,129,090	183,248,247	217,008,091

LIABILITIES:
Payable for securities purchased	1,976,196	221,500	—
Payable for fund shares redeemed	42,387	135,828	221,767
Payable to service providers	—	38,863	—
Accrued advisory fees	42,894	131,700	123,174
Accrued 12b-1 fees	11,312	12,986	34,330
Accrued expenses and other liabilities	30,127	62,390	21,882
Total Liabilities	2,102,916	603,267	401,153

Net Assets	$72,026,174	$182,644,980	$216,606,938

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$51,541,136	$129,043,769	$146,577,925
Accumulated earnings (deficit)	20,485,038	53,601,211	70,029,013
Net Assets	$72,026,174	$182,644,980	$216,606,938

Class A
Net Assets	$45,753,763	$58,745,020	$132,331,846
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,438,865	4,303,634	9,893,783
Net Asset Value, offering price and redemption price per share	$13.30	$13.65	$13.38
Offering Price Per Share (NAV / 0.945) *(NAV / 0.955)	$14.07	$14.44	$14.15

Class C
Net Assets	$3,003,908	$1,697,318	$10,312,250
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	309,677	129,970	1,093,674
Net Asset Value, offering price and redemption price per share	$9.70	$13.06	$9.43
Minimum Redemption Price Per Share (NAV * 0.99)	$9.60	$12.93	$9.34

Class I
Net Assets	$23,268,503	$122,202,642	$73,962,842
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,687,398	8,915,509	5,325,965
Net Asset Value, offering price and redemption price per share	$13.79	$13.71	$13.89

STATEMENTS OF ASSETS LIABILITIES

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 47

	SMALL CAP VALUE FUND	LARGE/MID CAP VALUE FUND	FIXED INCOME FUND
ASSETS:
Investments, at cost	$155,454,064	$207,714,338	$115,239,812
Investments in affiliates, at cost	14,834,080	54,059,654	—
Investments, at value	$173,319,472	$295,373,091	$114,074,283
Investments in affiliates, at value	22,571,396	59,773,086	—
Cash	—	—	—
Dividends and interest receivable	225,876	118,175	1,069,996
Receivable for fund shares sold	38,194	76,355	12,553
Receivable for securities sold	—	—	—
Receivable for foreign tax reclaims	—	—	—
Prepaid expenses and other assets	25,380	56,016	14,067
Total Assets	196,180,318	355,396,723	115,170,899

LIABILITIES:
Payable for securities purchased	—	—	—
Payable for fund shares redeemed	103,031	267,063	37,806
Payable to service providers	27,552	9,481	14,249
Accrued advisory fees	114,243	179,947	39,811
Accrued 12b-1 fees	26,378	50,049	19,646
Accrued expenses and other liabilities	34,950	32,309	34,737
Total Liabilities	306,154	538,849	146,249

Net Assets	$195,874,164	$354,857,874	$115,024,650

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$162,212,482	$229,554,733	$128,204,773
Accumulated earnings (deficit)	33,661,682	125,303,141	(13,180,123)
Net Assets	$195,874,164	$354,857,874	$115,024,650

STATEMENTS OF ASSETS LIABILITIES

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 48

	SMALL CAP VALUE FUND	LARGE/MID CAP VALUE FUND	FIXED INCOME FUND
Class A
Net Assets	$111,014,895	$199,553,769	$75,162,464
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,380,433	7,681,563	8,065,711
Net Asset Value, offering price and redemption price per share	$20.63	$25.98	$9.32
Offering Price Per Share (NAV / 0.945) *(NAV / 0.955)	$21.83	$27.49	$9.76	*

Class C
Net Assets	$5,265,865	$13,661,764	$5,860,012
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	433,573	743,221	656,945
Net Asset Value, offering price and redemption price per share	$12.15	$18.38	$8.92
Minimum Redemption Price Per Share (NAV * 0.99)	$12.03	$18.20	$8.83

Class I
Net Assets	$79,593,404	$141,642,341	$34,002,174
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,780,302	5,372,681	3,685,343
Net Asset Value, offering price and redemption price per share	$21.05	$26.36	$9.23

(a)	The NAV shown above differs from the traded NAV on March 28, 2024 due to financial statement rounding and/or financial statement adjustments.

STATEMENTS OF ASSETS LIABILITIES

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 49

	HIGH YIELD BOND FUND	ISRAEL COMMON VALUES FUND	DEFENSIVE STRATEGIES FUND
ASSETS:
Investments, at cost	$177,299,786	$56,422,738	$46,831,590
Investments in affiliates, at cost	—	—	15,212,535
Investments, at value	$182,808,110	$100,073,477	$48,383,751
Investments in affiliates, at value	—	—	14,631,918
Gold Investments, at fair value (Cost $7,240,876)	—	—	16,175,060
Cash	—	—	—
Foreign Cash (Cost $6,282)	—	—	983
Dividends and interest receivable	2,980,827	117,678	128,007
Receivable for fund shares sold	88,161	33,465	133,806
Receivable for securities sold	—	—	4,018
Prepaid expenses and other assets	40,663	19,726	19,878
Receivable for foreign tax reclaims	185,917,761	100,244,346	79,477,421

LIABILITIES:
Payable for securities purchased	2,916,537	—	—
Payable for fund shares redeemed	36,815	72,028	34,388
Payable to service providers	—	27,019	15,268
Accrued advisory fees	75,133	79,356	28,859
Accrued 12b-1 fees	14,973	14,706	8,656
Accrued expenses and other liabilities	41,271	73,358	59,647
Total Liabilities	3,084,729	266,467	146,818

Net Assets	$182,833,032	$99,977,879	$79,330,603

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$189,947,998	$63,736,351	$68,150,832
Accumulated earnings (deficit)	(7,114,966)	36,241,528	11,179,771
Net Assets	$182,833,032	$99,977,879	$79,330,603

STATEMENTS OF ASSETS LIABILITIES

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 50

	HIGH YIELD BOND FUND	ISRAEL COMMON VALUES FUND	DEFENSIVE STRATEGIES FUND
Class A
Net Assets	$64,380,673	$51,467,034	$43,177,632
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,114,134	2,339,540	2,938,897
Net Asset Value, offering price and redemption price per share	$9.05	$22.00	$14.69
Offering Price Per Share (NAV / 0.945) *(NAV / 0.955)	$9.48	$23.28	$15.54

Class C
Net Assets	$2,469,157	$5,747,106	$3,259,290
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	267,472	283,427	236,580
Net Asset Value, offering price and redemption price per share	$9.23	$20.28	$13.78
Minimum Redemption Price Per Share (NAV * 0.99)	$9.14	$20.08	$13.64

Class I
Net Assets	$115,983,202	$42,763,739	$32,893,681
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	12,807,516	1,911,743	2,234,117
Net Asset Value, offering price and redemption price per share	$9.06	$22.37	$14.72

STATEMENTS OF ASSETS LIABILITIES

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 51

	STRATEGIC GROWTH FUND	CONSERVATIVE GROWTH FUND	GROWTH & INCOME FUND
ASSETS:
Investments, at cost	$720,121	$960,121	$9,387,529
Investments in affiliates, at cost	30,876,731	37,021,613	9,409,143
Investments, at value	$720,121	$960,121	$9,461,460
Investments in affiliates, at value	33,076,648	37,602,589	9,551,472
Gold Investments, at fair value (Cost $7,240,876)	—	—	—
Cash	—	—	—
Foreign Cash	—	—	—
Dividends and interest receivable	3,464	4,303	100,099
Receivable for fund shares sold	3,866	971	1,596
Receivable for securities sold	—	—	—
Prepaid expenses and other assets	12,902	21,929	16,282
Receivable for foreign tax reclaims	33,817,001	38,589,913	19,130,909

LIABILITIES:
Payable for securities purchased	—	—	—
Payable for fund shares redeemed	512	376	12,271
Payable to service providers	11,318	16,866	—
Accrued advisory fees	4,106	4,539	5,441
Accrued 12b-1 fees	7,119	8,640	3,826
Accrued expenses and other liabilities	36,283	40,775	41,010
Total Liabilities	59,338	71,196	62,548

Net Assets	$33,757,663	$38,518,717	$19,068,361

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$30,547,412	$36,979,639	$19,013,922
Accumulated earnings (deficit)	3,210,251	1,539,078	54,439
Net Assets	$33,757,663	$38,518,717	$19,068,361

STATEMENTS OF ASSETS LIABILITIES

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 52

	STRATEGIC GROWTH FUND	CONSERVATIVE GROWTH FUND	GROWTH & INCOME FUND
Class A
Net Assets	$31,768,604	$35,489,897	$14,226,331
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,133,192	3,298,794	1,295,463
Net Asset Value, offering price and redemption price per share	$10.14	$10.76	$10.98
Offering Price Per Share (NAV / 0.945) *(NAV / 0.955)	$10.73	$11.39	$11.62

Class C
Net Assets	$1,971,170	$2,897,515	$1,138,772
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	228,508	311,260	108,280
Net Asset Value, offering price and redemption price per share	$8.63	$9.31	$10.52
Minimum Redemption Price Per Share (NAV * 0.99)	$8.54	$9.22	$10.41

Class I
Net Assets	$17,889	$131,305	$3,703,258
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,762	12,223	334,487
Net Asset Value, offering price and redemption price per share	$10.15	$10.74	$11.07

STATEMENTS OF ASSETS LIABILITIES

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 53

Section 3 | Statements of Operations

FOR THE YEAR ENDED SEPTEMBER 30, 2024

	SMALL/MID CAP GROWTH FUND	INTERNATIONAL FUND	LARGE/MID CAP GROWTH FUND
Investment Income:
Interest income	$181,561	$287,450	$475,518
Dividend Income	431,270	4,074,467	1,447,835
Dividend income from affiliated investments	—	—	244,214
Foreign tax withheld	(30)	(698,623)	(8,650)
Total Investment Income	612,801	3,663,294	2,158,917

Operating Expenses:
Investment advisory fees	535,325	1,701,701	1,559,963
12b-1 Fees:
Class A	97,997	141,268	289,874
Class C	26,377	17,088	97,915
Administration fees	124,458	337,110	299,370
Registration fees	46,920	62,598	55,200
Non 12b-1 shareholder service fees	37,098	181,200	105,036
Printing expenses	34,299	34,357	22,971
Audit fees	18,408	16,572	17,466
Custody fees	16,860	38,370	28,500
Trustees’ fees	5,508	11,256	10,236
Legal fees	4,158	7,680	7,164
Compliance officer fees	2,112	15,366	13,590
Insurance expenses	732	5,172	2,568
Miscellaneous expenses	10,212	5,586	11,400
Total Operating Expenses	960,464	2,575,324	2,521,253
Less: Expenses waived by Advisor for Affiliated Holdings	—	—	(183,843)
Less: Expenses waived by Advisor	(62,979)	(142,123)	(80,948)
Net Operating Expenses	897,485	2,433,201	2,256,462

Net Investment Income (Loss)	(284,684)	1,230,093	(97,545)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on
investments	7,994,387	(257,817)	15,357,465
foreign currency transactions	—	(311)	(204)
and affiliated investments	—	—	1,569,717
Capital gain dividends from REITS	27,395	—	35,373
Net change in unrealized appreciation (depreciation) on investments	11,837,127	39,630,361	35,054,483
affiliated investments	—	—	3,046,942
and foreign currency translations	—	437	19
Net Realized and Unrealized Gain (Loss) on Investments	19,858,909	39,372,670	55,063,795

Net Increase (Decrease) in Net Assets Resulting From Operations	$19,574,225	$40,602,763	$54,966,250

STATEMENTS OF OPERATIONS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 54

	SMALL CAP VALUE FUND	LARGE/MID CAP VALUE FUND	FIXED INCOME FUND
Investment Income:
Interest income	$136,729	$836,955	$4,388,990
Dividend Income	3,032,324	3,903,530	—
Dividend income from affiliated investments	238,132	916,818	—
Foreign tax withheld	(3,673)	(6,818)	—
Total Investment Income	3,403,512	5,650,485	4,388,990

Operating Expenses:
Investment advisory fees	1,541,489	2,712,714	670,319
12b-1 Fees:
Class A	262,002	457,016	184,409
Class C	57,285	138,286	64,602
Administration fees	355,116	571,980	229,410
Registration fees	61,560	64,710	55,350
Non 12b-1 shareholder service fees	109,230	200,520	92,904
Printing expenses	38,192	29,172	19,554
Audit fees	18,324	17,970	16,674
Custody fees	36,336	54,696	21,996
Trustees’ fees	11,484	18,426	7,536
Legal fees	7,140	13,044	4,740
Compliance officer fees	17,970	26,172	9,756
Insurance expenses	3,612	7,032	3,660
Miscellaneous expenses	11,352	7,230	3,120
Total Operating Expenses	2,531,092	4,318,968	1,384,030
Less: Expenses waived by Advisor for Affiliated Holdings	(161,998)	(405,105)	—
Less: Expenses waived by Advisor	(81,147)	(271,483)	(223,440)
Net Operating Expenses	2,287,947	3,642,380	1,160,590

Net Investment Income (Loss)	1,115,565	2,008,105	3,228,400

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on
investments	10,692,130	29,156,537	(3,523,451)
foreign currency transactions	4	—	—
and affiliated investments	—	5,038,880	—
Capital gain dividends from REITS	230,951	11,394
Net change in unrealized appreciation (depreciation) on investments	22,655,129	38,200,467	11,218,868
affiliated investments	4,603,460	5,432,155	—
and foreign currency translations	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	38,181,674	77,839,433	7,695,417

Net Increase (Decrease) in Net Assets Resulting From Operations	$39,297,239	$79,847,538	$10,923,817

STATEMENTS OF OPERATIONS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 55

	HIGH YIELD BOND FUND	ISRAEL COMMON VALUES FUND	DEFENSIVE STRATEGIES FUND
Investment Income:
Interest income	$12,394,456	$118,350	$580,311
Dividend Income	—	3,162,685	815,460
Dividend income from affiliated investments	—	—	889,483
Foreign tax withheld	—	(771,618)	(37,938)
Total Investment Income	12,394,456	2,509,417	2,247,316

Operating Expenses:
Investment advisory fees	1,058,899	979,623	447,666
12b-1 fees:
Class A	155,504	122,555	103,837
Class C	24,013	62,580	33,296
Administration fees	341,397	211,275	167,715
Non 12b-1 shareholder service fees	150,990	88,485	46,968
Registration fees	71,010	49,470	44,847
Printing expenses	44,748	20,736	19,914
Custody fees	25,230	92,277	52,665
Audit fees	16,872	16,785	18,600
Trustees’ fees	15,015	11,400	6,495
Compliance officer fees	12,807	4,539	3,225
Legal fees	8,400	9,000	3,942
Insurance expenses	3,594	2,361	2,001
Miscellaneous expenses	1,998	5,223	5,652
Total Operating Expenses	1,930,477	1,676,309	956,823
Less: Expenses waived by Advisor for Affiliated Holdings	—	—	(80,032)
Less: Expenses waived by Advisor	(176,483)	—	(37,305)
Net Operating Expenses	1,753,994	1,676,309	839,486

Net Investment Income (Loss)	10,640,462	833,108	1,407,830

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on
investments	(4,306,843)	(1,331,910)	253,250
foreign currency transactions	—	(25,359)	(10,174)
and affiliated investments	—	—	—
Capital gain distributions from affiliated funds			375,501
Capital gain dividends from REITS	—	—	77,654
Net change in unrealized appreciation (depreciation) on investments	18,123,363	13,541,137	4,887,512
affiliated investments	—	—	(738,728)
alternative investments	—	—	4,813,988
and foreign currency translations	—	(3)	7,769
Net Realized and Unrealized Gain (Loss) on Investments	13,816,520	12,183,865	9,666,772

Net Increase (Decrease) in Net Assets Resulting From Operations	$24,456,982	$13,016,973	$11,074,602

STATEMENTS OF OPERATIONS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 56

	STRATEGIC GROWTH FUND	CONSERVATIVE GROWTH FUND	GROWTH & INCOME FUND
Investment Income:
Interest income	$32,222	$37,322	$428,865
Dividend Income	—	—	—
Dividend income from affiliated investments	910,172	1,102,639	194,082
Foreign tax withheld	—	—	—
Total Investment Income	942,394	1,139,961	622,947

Operating Expenses:
Investment advisory fees	49,623	56,692	141,492
12b-1 fees:
Class A	77,144	87,014	33,754
Class C	16,645	22,928	13,022
Administration fees	85,035	94,077	75,420
Non 12b-1 shareholder service fees	11,004	4,974	13,512
Registration fees	16,830	32,595	31,185
Printing expenses	13,695	17,097	7,656
Custody fees	5,334	10,289	10,650
Audit fees	18,579	18,585	18,483
Trustees’ fees	2,580	1,134	1,503
Compliance officer fees	2,655	4,236	6,903
Legal fees	3,780	4,470	3,213
Insurance expenses	366	366	516
Miscellaneous expenses	1,851	2,655	3,648
Total Operating Expenses	305,121	357,112	360,957
Less: Expenses waived by Advisor for Affiliated Holdings	—	—	(57,547)
Less: Expenses waived by Advisor	—	—	(14,814)
Net Operating Expenses	305,121	357,112	288,596

Net Investment Income (Loss)	637,273	782,849	334,351

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on
investments	—	—	(301,621)
foreign currency transactions	—	—	—
and affiliated investments	370,188	216,684	325,463
Capital gain distribution from affiliated funds	124,146	147,113
Net change in unrealized appreciation (depreciation) on investments	—	—	914,629
affiliated investments	4,111,426	4,036,348	1,005,875
alternative investments	—	—	—
and foreign currency translations	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	4,605,760	4,400,145	1,944,346

Net Increase (Decrease) in Net Assets Resulting From Operations	$5,243,033	$5,182,994	$2,278,697

STATEMENTS OF OPERATIONS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 57

Section 4 | Statements of Changes in Net Assets

	Small/Mid Cap Growth Fund		International Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023
Operations:
Net investment income (loss)	$(284,684)	$(116,118)	$1,230,093	$1,436,566
Net realized gain (loss) from investments and foreign currency transactions	7,994,387	2,576,672	(258,128)	1,463,898
Capital gain dividends from REITs	27,395	—	—	—
Net change in unrealized appreciation (depreciation) on investments, affiliated investments and foreign currency translations	11,837,127	3,442,018	39,630,798	19,302,713
Net increase (decrease) in net assets resulting from operations	19,574,225	5,902,572	40,602,763	22,203,177

Distributions to Shareholders:
Total distributions paid
Class A	(1,126,332)	(886,181)	(594,610)	(242,141)
Class C	(96,042)	(91,155)	(3,064)	—
Class I	(626,048)	(146,597)	(1,373,863)	(572,599)
Total dividends and distributions to shareholders	(1,848,422)	(1,123,933)	(1,971,537)	(814,740)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	6,898,652	4,490,305	4,816,314	14,838,545
Class C	674,611	462,776	282,903	478,792
Class I	64,434,899	20,983,945	41,113,777	51,222,061
Reinvestment of dividends and distributions
Class A	1,088,816	854,542	533,705	203,371
Class C	95,775	90,051	3,038	—
Class I	600,916	135,571	1,085,333	405,754
Cost of shares redeemed
Class A	(6,781,266)	(5,273,576)	(17,274,527)	(11,132,405)
Class C	(1,028,052)	(497,386)	(821,750)	(402,666)
Class I	(54,058,453)	(18,368,393)	(48,184,909)	(31,128,361)
Net increase (decrease) in net assets from share transactions of beneficial interest	11,925,898	2,877,835	(18,446,116)	24,485,091

Total Increase (Decrease) in Net Assets	29,651,701	7,656,474	20,185,110	45,873,528

Net Assets:
Beginning of year	42,374,473	34,717,999	162,459,870	116,586,342
End of year	$72,026,174	$42,374,473	$182,644,980	$162,459,870

Share Activity:
Shares Sold
Class A	587,191	474,340	395,030	1,334,490
Class C	77,073	65,331	24,076	46,285
Class I	5,379,082	1,996,454	3,337,117	4,641,314
Shares Reinvested
Class A	106,642	94,113	46,330	18,972
Class C	12,787	13,261	274	—
Class I	56,905	14,484	93,968	37,780
Shares Redeemed
Class A	(590,220)	(556,670)	(1,452,813)	(1,010,574)
Class C	(125,328)	(71,344)	(71,406)	(39,228)
Class I	(4,537,151)	(1,751,336)	(3,926,664)	(2,835,781)
Net increase (decrease) in shares of beneficial interest outstanding	966,981	278,633	(1,554,088)	2,193,258

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 58

	Large/Mid Cap Growth Fund		Small Cap Value Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023
Operations:
Net investment income (loss)	$(97,545)	$94,000	$1,115,565	$1,538,443
Net realized gain (loss) from investments and foreign currency transactions	16,926,978	11,756,034	10,692,134	4,566,242
Capital gain dividends from REITs	35,373	—	230,951	185,673
Net change in unrealized appreciation (depreciation) on investments, affiliated investments and foreign currency translations	38,101,444	9,400,500	27,258,589	14,224,369
Net increase (decrease) in net assets resulting from operations	54,966,250	21,250,534	39,297,239	20,514,727

Distributions to Shareholders:
Total distributions paid
Class A	(6,001,965)	(8,357,597)	(4,172,819)	(6,249,977)
Class C	(726,774)	(1,163,353)	(338,255)	(616,255)
Class I	(2,852,544)	(2,198,299)	(2,830,140)	(3,302,915)
Total dividends and distributions to shareholders	(9,581,283)	(11,719,249)	(7,341,214)	(10,169,147)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	20,939,680	12,086,420	8,260,717	7,002,628
Class C	1,521,435	1,454,167	740,974	1,199,547
Class I	38,577,219	28,650,628	28,458,185	38,632,157
Reinvestment of dividends and distributions
Class A	5,826,879	8,050,811	4,069,229	6,022,122
Class C	712,715	1,134,944	330,170	600,778
Class I	2,617,058	2,010,936	2,697,660	3,083,981
Cost of shares redeemed
Class A	(17,293,754)	(15,511,902)	(16,523,668)	(11,829,855)
Class C	(3,905,905)	(1,702,208)	(3,193,778)	(1,248,875)
Class I	(26,810,225)	(9,838,117)	(31,464,693)	(23,468,305)
Net increase (decrease) in net assets from share transactions of beneficial interest	22,185,102	26,335,679	(6,625,204)	19,994,178

Total Increase (Decrease) in Net Assets	67,570,069	35,866,964	25,330,821	30,339,758

Net Assets:
Beginning of year	149,036,869	113,169,905	170,543,343	140,203,585
End of year	$216,606,938	$149,036,869	$195,874,164	$170,543,343

Share Activity:
Shares Sold
Class A	1,760,356	1,171,671	437,992	397,289
Class C	178,914	190,058	66,947	109,728
Class I	3,098,822	2,695,519	1,498,733	2,113,130
Shares Reinvested
Class A	543,555	812,395	227,968	343,925
Class C	93,778	156,544	31,236	56,358
Class I	235,559	196,572	148,468	173,063
Shares Redeemed
Class A	(1,436,887)	(1,515,394)	(878,265)	(670,732)
Class C	(472,074)	(227,260)	(285,035)	(116,914)
Class I	(2,191,203)	(919,747)	(1,671,044)	(1,322,793)
Net increase (decrease) in shares of beneficial interest outstanding	1,810,820	2,560,358	(423,000)	1,083,054

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 59

	Large/Mid Cap Value Fund		Fixed Income Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023
Operations:
Net investment income (loss)	$2,008,105	$1,705,615	$3,228,400	$2,221,452
Net realized gain (loss) from investments and foreign currency transactions	34,195,417	997,909	(3,523,451)	(5,811,763)
Capital gain dividends from REITs	11,394	3,088	—	—
Net change in unrealized appreciation (depreciation) on investments, affiliated investments and foreign currency translations	43,632,622	30,984,862	11,218,868	3,152,513
Net increase (decrease) in net assets resulting from operations	79,847,538	33,691,474	10,923,817	(437,798)

Distributions to Shareholders:
Total distributions paid
Class A	(1,533,935)	(8,491,776)	(2,053,790)	(1,537,644)
Class C	(74,122)	(1,067,512)	(131,860)	(132,190)
Class I	(1,280,169)	(4,721,274)	(994,719)	(606,661)
Total dividends and distributions to shareholders	(2,888,226)	(14,280,562)	(3,180,369)	(2,276,495)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	21,410,460	17,644,025	15,332,680	10,264,261
Class C	2,236,488	2,912,101	585,740	930,481
Class I	47,999,136	59,642,729	16,173,028	16,118,195
Reinvestment of dividends and distributions
Class A	1,478,791	8,119,208	1,833,239	1,344,833
Class C	72,383	1,041,605	105,049	99,296
Class I	1,181,987	4,208,753	827,734	492,335
Cost of shares redeemed
Class A	(29,812,138)	(22,922,491)	(15,739,938)	(22,610,116)
Class C	(6,994,515)	(3,233,973)	(2,957,491)	(2,037,419)
Class I	(44,841,279)	(43,223,850)	(11,819,275)	(10,335,104)
Net increase (decrease) in net assets from share transactions of beneficial interest	(7,268,687)	24,188,107	4,340,766	(5,733,238)

Total Increase (Decrease) in Net Assets	69,690,625	43,599,019	12,084,214	(8,447,531)

Net Assets:
Beginning of year	285,167,249	241,568,230	102,940,436	111,387,967
End of year	$354,857,874	$285,167,249	$115,024,650	$102,940,436

Share Activity:
Shares Sold
Class A	922,042	858,342	1,703,628	1,133,685
Class C	137,591	195,481	68,198	106,527
Class I	2,054,807	2,849,297	1,813,310	1,794,335
Shares Reinvested
Class A	69,135	399,567	201,491	150,383
Class C	4,753	71,687	12,059	11,577
Class I	54,570	204,606	91,906	55,645
Shares Redeemed
Class A	(1,275,210)	(1,115,087)	(1,748,813)	(2,482,221)
Class C	(439,030)	(221,160)	(340,496)	(236,081)
Class I	(1,904,213)	(2,056,109)	(1,323,075)	(1,159,014)
Net increase (decrease) in shares of beneficial interest outstanding	(375,555)	1,186,624	478,208	(625,164)

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 60

	High Yield Bond Fund		Israel Common Values Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023
Operations:
Net investment income (loss)	$10,640,462	$7,923,181	$833,108	$568,254
Net realized gain (loss) from investments and foreign currency transactions	(4,306,843)	(8,483,138)	(1,357,269)	(1,931,234)
Capital gain dividends from REITs	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	18,123,363	14,300,995	13,541,134	(9,779,417)
Net increase (decrease) in net assets resulting from operations	24,456,982	13,741,038	13,016,973	(11,142,397)

Distributions to Shareholders:
Total distributions paid
Class A	(3,512,305)	(3,373,954)	—	—
Class C	(112,492)	(113,340)	—	—
Class I	(6,869,832)	(4,349,798)	(39,507)	—
Total dividends and distributions to shareholders	(10,494,629)	(7,837,092)	(39,507)	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	14,807,399	18,004,465	10,189,271	11,962,354
Class C	542,162	766,453	649,800	781,957
Class I	124,189,467	102,250,908	12,689,327	19,014,293
Reinvestment of dividends and distributions
Class A	3,118,565	2,974,022	—	—
Class C	110,040	110,085	—	—
Class I	5,680,419	3,135,159	34,442	—
Cost of shares redeemed
Class A	(15,652,928)	(35,077,468)	(12,147,547)	(13,029,177)
Class C	(950,350)	(754,350)	(3,760,290)	(1,854,766)
Class I	(95,496,352)	(101,986,575)	(16,175,892)	(11,063,965)
Net increase (decrease) in net assets from share transactions of beneficial interest	36,348,422	(10,577,301)	(8,520,889)	5,810,696

Total Increase (Decrease) in Net Assets	50,310,775	(4,673,355)	4,456,577	(5,331,701)

Net Assets:
Beginning of year	132,522,257	137,195,612	95,521,302	100,853,003
End of year	$182,833,032	$132,522,257	$99,977,879	$95,521,302

Share Activity:
Shares Sold
Class A	1,712,026	2,145,704	511,613	572,009
Class C	60,637	89,026	34,976	40,465
Class I	14,300,186	12,107,178	628,405	911,164
Shares Reinvested
Class A	354,236	356,016	—	—
Class C	12,246	12,935	—	—
Class I	645,045	374,875	1,740	—
Shares Redeemed
Class A	(1,782,840)	(4,162,681)	(602,039)	(632,138)
Class C	(107,132)	(87,930)	(202,322)	(97,170)
Class I	(10,916,692)	(12,108,200)	(776,417)	(534,702)
Net increase (decrease) in shares of beneficial interest outstanding	4,277,712	(1,273,077)	(404,044)	259,628

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 61

	Defensive Strategies Fund		Strategic Growth Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023
Operations:
Net investment income (loss)	$1,407,830	$943,781	$637,273	$440,678
Net realized gain (loss) from investments and foreign currency transactions	243,076	725,601	370,188	207,612
Capital gain dividends from affiliated funds	375,501	—	124,146	—
Capital gain dividends from REITs	77,654	65,638	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	8,970,541	4,837,886	4,111,426	1,785,933
Net increase (decrease) in net assets resulting from operations	11,074,602	6,572,906	5,243,033	2,434,223

Distributions to Shareholders:
Total distributions paid
Class A	(998,781)	(2,087,703)	(498,218)	(2,160,890)
Class C	(48,377)	(187,628)	(23,165)	(197,275)
Class I	(704,021)	(1,231,772)	0 (a)	—
Total dividends and distributions to shareholders	(1,751,179)	(3,507,103)	(521,383)	(2,358,165)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	6,419,448	7,149,362	2,655,271	2,119,961
Class C	286,819	416,209	186,455	261,558
Class I	11,183,629	12,672,145	17,000	18
Reinvestment of dividends and distributions
Class A	869,149	1,819,449	482,302	2,096,847
Class C	45,507	176,672	22,701	196,816
Class I	649,838	1,168,983	0 (a)	—
Cost of shares redeemed
Class A	(9,073,954)	(16,427,011)	(5,701,485)	(4,331,805)
Class C	(1,615,017)	(1,534,029)	(1,258,361)	(411,607)
Class I	(9,274,279)	(13,453,254)	—	—
Net increase (decrease) in net assets from share transactions of beneficial interest	(508,860)	(8,011,474)	(3,596,117)	(68,212)

Total Increase (Decrease) in Net Assets	8,814,563	(4,945,671)	1,125,533	7,846

Net Assets:
Beginning of year	70,516,040	75,461,711	32,632,130	32,624,284
End of year	$79,330,603	$70,516,040	$33,757,663	$32,632,130

Share Activity:
Shares Sold
Class A	479,122	548,607	288,442	234,939
Class C	22,514	33,759	23,777	33,800
Class I	831,142	968,235	1,760	2
Shares Reinvested
Class A	66,652	141,702	53,649	232,983
Class C	3,699	14,612	2,956	25,594
Class I	49,834	91,042	0 (b)	—
Shares Redeemed
Class A	(674,972)	(1,242,611)	(612,136)	(477,887)
Class C	(128,377)	(124,531)	(159,863)	(53,181)
Class I	(689,721)	(1,030,897)	—	—
Net increase (decrease) in shares of beneficial interest outstanding	(40,107)	(600,082)	(401,415)	(3,750)

(a) Less than $1.

(b) Less than 1 share

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 62

	Conservative Growth Fund		Growth & Income Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023
Operations:
Net investment income (loss)	$782,849	$567,271	$334,351	$291,172
Net realized gain (loss) from investments, affiliated investments and foreign currency transactions	216,684	110,867	23,842	271,675
Capital gain dividends from affiliated funds	147,113	63,565	—	—
Capital gain dividends from REITs	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments, affiliated investments and foreign currency translations	4,036,348	1,270,530	1,920,504	(439,059)
Net increase (decrease) in net assets resulting from operations	5,182,994	2,012,233	2,278,697	123,788

Distributions to Shareholders:
Total distributions paid
Class A	(592,194)	(1,949,664)	(319,139)	(1,005,818)
Class C	(35,028)	(216,573)	(21,089)	(138,050)
Class I	0	—	(84,722)	(289,249)
Total dividends and distributions to shareholders	(627,222)	(2,166,237)	(424,950)	(1,433,117)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	2,723,395	1,813,711	2,337,063	1,777,993
Class C	242,896	555,686	136,292	432,927
Class I	124,054	18	1,166,692	2,501,037
Reinvestment of dividends and distributions
Class A	569,811	1,878,918	302,558	947,767
Class C	33,144	207,916	21,038	136,611
Class I	0	—	80,781	276,568
Cost of shares redeemed
Class A	(7,220,915)	(5,380,917)	(2,520,821)	(2,236,709)
Class C	(1,266,967)	(1,095,974)	(814,601)	(691,367)
Class I	—	—	(1,288,559)	(2,268,045)
Net increase (decrease) in net assets from share transactions of beneficial interest	(4,794,582)	(2,020,642)	(579,557)	876,782

Total Increase (Decrease) in Net Assets	(238,810)	(2,174,646)	1,274,190	(432,547)

Net Assets:
Beginning of year	38,757,527	40,932,173	17,794,171	18,226,718
End of year	$38,518,717	$38,757,527	$19,068,361	$17,794,171

Share Activity:
Shares Sold
Class A	273,121	185,211	152,264	170,280
Class C	28,153	65,417	8,980	42,270
Class I	12,221	2	44,735	234,320
Shares Reinvested
Class A	58,562	191,920	18,161	89,873
Class C	3,922	24,432	1,510	13,480
Class I	0	—	4,615	26,024
Shares Redeemed
Class A	(725,537)	(549,980)	(133,623)	(210,706)
Class C	(147,174)	(129,415)	(56,790)	(68,334)
Class I	—	—	(90,031)	(213,605)
Net increase (decrease) in shares of beneficial interest outstanding	(496,732)	(212,413)	(50,179)	83,602

(a) Less than $1.

(b) Less than 1 share

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 63

Section 5 | Financial Highlights

Small/Mid Cap Growth Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024	2023		2022	2021	2020

Net asset value, beginning of year	$9.62	$8.42		$12.53	$9.92	$7.87

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.06)	(0.03)		(0.09)	(0.14)	(0.09)
Net realized and unrealized gain (loss) on investments	4.07	1.50		(2.95)	3.39	2.14
Total from investment operations	4.01	1.47		(3.04)	3.25	2.05

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.33)	(0.27)		(1.07)	(0.64)	—
Return of Capital	—	—		—	—	—
Total distributions	(0.33)	(0.27)		(1.07)	(0.64)	—

Net asset value, end of year	$13.30	$9.62		$8.42	$12.53	$9.92

Total return (B)(C)	42.75%	17.59%		(26.66)%	33.89%	26.05%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$45,754	$32,076		$27,983	$37,917	$30,316
Ratios to average net assets
Expenses, before waiver and reimbursement	1.58%	1.58%		1.62%	1.60%	1.71%
Expenses, net waiver and reimbursement (D)	1.48%	1.48	%(E)	1.52%	1.50%	1.61%
Net investment loss, before waiver and reimbursement	(0.61)%	(0.38)%		(1.00)%	(1.30)%	(1.19)%
Net investment loss, net waiver and reimbursement (D)	(0.51)%	(0.28	)%(E)	(0.90)%	(1.20)%	(1.09)%
Portfolio turnover rate	95%	67%		46%	48%	96%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.03%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 64

Small/Mid Cap Growth Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024	2023		2022	2021	2020

Net asset value, beginning of year	$7.14	$6.36		$9.79	$7.93	$6.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.11)	(0.07)		(0.13)	(0.18)	(0.12)
Net realized and unrealized gain (loss) on investments	3.00	1.12		(2.23)	2.68	1.71
Total from investment operations	2.89	1.05		(2.36)	2.50	1.59

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.33)	(0.27)		(1.07)	(0.64)	—
Return of Capital	—	—		—	—	—
Total distributions	(0.33)	(0.27)		(1.07)	(0.64)	—

Net asset value, end of year	$9.70	$7.14		$6.36	$9.79	$7.93

Total return (B)(C)	41.88%	16.66%		(27.23)%	32.87%	25.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$3,004	$2,466		$2,150	$2,877	$2,230
Ratios to average net assets
Expenses, before waiver and reimbursement	2.33%	2.33%		2.37%	2.35%	2.46%
Expenses, net waiver and reimbursement (D)	2.23%	2.23	%(E)	2.27%	2.25%	2.36%
Net investment loss, before waiver and reimbursement	(1.36)%	(1.13)%		(1.75)%	(2.05)%	(1.92)%
Net investment loss, net waiver and reimbursement (D)	(1.26)%	(1.03	)%(E)	(1.65)%	(1.95)%	(1.82)%
Portfolio turnover rate	95%	67%		46%	56%	96%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.03%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 65

Small/Mid Cap Growth Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024	2023		2022	2021	2020

Net asset value, beginning of year	$9.93	$8.67		$12.84	$10.13	$8.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.03)	(0.00	)*	(0.09)	(0.12)	(0.08)
Net realized and unrealized gain (loss) on investments	4.22	1.53		(3.01)	3.47	2.19
Total from investment operations	4.19	1.53		(3.10)	3.35	2.11

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.33)	(0.27)		(1.07)	(0.64)	—
Return of Capital	—	—		—	—	—
Total distributions	(0.33)	(0.27)		(1.07)	(0.64)	—

Net asset value, end of year	$13.79	$9.93		$8.67	$12.84	$10.13

Total return (B)(C)	43.24%	17.78%		(26.48)%	34.19%	26.31%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$23,269	$7,833		$4,586	$12,104	$3,759
Ratios to average net assets
Expenses, before waiver and reimbursement	1.33%	1.33%		1.44%	1.35%	1.46%
Expenses, net waiver and reimbursement (C)	1.23%	1.23	%(D)	1.34%	1.25%	1.36%
Net investment income (loss), before waiver and reimbursement	(0.34)%	(0.13)%		(0.85)%	(1.05)%	(1.02)%
Net investment income (loss), net waiver and reimbursement (C)	(0.24)%	(0.03	)%(D)	(0.75)%	(0.95)%	(0.92)%
Portfolio turnover rate	95%	67%		46%	56%	96%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(D)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.03%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 66

International Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023		2022	2021	2020

Net asset value, beginning of year	$10.88		$9.16		$12.84	$9.92	$9.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.07		0.09		0.10	0.02	(0.03)
Net realized and unrealized gain (loss) on investments	2.82		1.68		(3.72)	2.90	0.94
Total from investment operations	2.89		1.77		(3.62)	2.92	0.91

LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.05)		(0.06)	—	(0.08)
Return of Capital	—		—		—	—	0.00 *
Total distributions	(0.12)		(0.05)		(0.06)	—	(0.08)

Net asset value, end of year	$13.65		$10.88		$9.16	$12.84	$9.92

Total return (B)(C)	26.74%		19.31%		(28.33)%	29.44%	10.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$58,745		$57,824		$45,524	$61,220	$48,608
Ratios to average net assets
Expenses, before waiver and reimbursement	1.67%		1.64%		1.72%	1.63%	1.76%
Expenses, net waiver and reimbursement (D)	1.59	%(E)	1.59	%(F)	1.67%	1.58%	1.71%
Net investment income (loss) before waiver and reimbursement	0.49%		0.76%		0.79%	0.13%	(0.38)%
Net investment income (loss), net waiver and reimbursement (D)	0.57	%(E)	0.81	%(F)	0.84%	0.18%	(0.33)%
Portfolio turnover rate	18%		20%		7%	17%	25%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period February 1, 2024 through September 30, 2024 the voluntary waiver was 0.05%.

(F)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.02%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 67

International Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023		2022	2021	2020

Net asset value, beginning of year	$10.40		$8.78		$12.35	$9.62	$8.80

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.02)		0.01		0.00 *	(0.07)	(0.10)
Net realized and unrealized gain (loss) on investments	2.70		1.61		(3.57)	2.80	0.92
Total from investment operations	2.68		1.62		(3.57)	2.73	0.82

LESS DISTRIBUTIONS:
From net investment income	(0.02)		—		—	—	—
Total distributions	(0.02)		—		—	—	—

Net asset value, end of year	$13.06		$10.40		$8.78	$12.35	$9.62

Total return (B)(C)	25.81%		18.45%		(28.91)%	28.38%	9.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$1,697		$1,841		$1,492	$2,337	$2,122
Ratios to average net assets
Expenses, before waiver and reimbursement	2.42%		2.39%		2.47%	2.38%	2.51%
Expenses, net waiver and reimbursement (D)	2.34	%(E)	2.34	%(F)	2.42%	2.33%	2.46%
Net investment income (loss) before waiver and reimbursement	(0.25)%		0.02%		0.00%	(0.65)%	(1.17)%
Net investment income (loss), net waiver and reimbursement (D)	(0.17	)%(E)	0.07	%(F)	0.05%	(0.60)%	(1.12)%
Portfolio turnover rate	18%		20%		7%	17%	25%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period February 1, 2024 through September 30, 2024 the voluntary waiver was 0.05%.

(F)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.02%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 68

International Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023		2022	2021	2020

Net asset value, beginning of year	$10.92		$9.19		$12.89	$9.94	$9.10

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.10		0.12		0.13	0.06	(0.01)
Net realized and unrealized gain (loss) on investments	2.84		1.69		(3.74)	2.89	0.96
Total from investment operations	2.94		1.81		(3.61)	2.95	0.95

LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.08)		(0.09)	—	(0.11)
Return of Capital	—		—		—	—	0.00 *
Total distributions	(0.15)		(0.08)		(0.09)	—	(0.11)

Net asset value, end of year	$13.71		$10.92		$9.19	$12.89	$9.94

Total return (B)	27.13%		19.66%		(28.20)%	29.68%	10.42%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$122,203		$102,795		$69,570	$72,957	$37,226
Ratios to average net assets
Expenses, before waiver and reimbursement	1.42%		1.39%		1.47%	1.38%	1.51%
Expenses, net waiver and reimbursement (C)	1.34	%(D)	1.34	%(E)	1.42%	1.33%	1.46%
Net investment income (loss), before waiver and reimbursement	0.73%		1.03%		1.13%	0.45%	(0.16)%
Net investment income (loss), net waiver and reimbursement (C)	0.81	%(D)	1.08	%(E)	1.18%	0.50%	(0.11)%
Portfolio turnover rate	18%		20%		7%	17%	25%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(D)	For the period February 1, 2024 through September 30, 2024 the voluntary waiver was 0.05%.

(E)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.02%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 69

Large/Mid Cap Growth Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024	2023		2022	2021	2020

Net asset value, beginning of year	$10.43	$9.65		$12.61	$9.77	$8.70

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.01)	0.01		(0.04)	(0.07)	(0.04)
Net realized and unrealized gain (loss) on investments	3.62	1.76		(2.12)	3.10	1.48
Total from investment operations	3.61	1.77		(2.16)	3.03	1.44

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.66)	(0.99)		(0.80)	(0.19)	(0.37)
Total distributions	(0.66)	(0.99)		(0.80)	(0.19)	(0.37)

Net asset value, end of year	$13.38	$10.43		$9.65	$12.61	$9.77

Total return (B)(C)	36.13%	18.83%		(18.74)%	31.32%	16.93%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$132,332	$94,109		$82,627	$96,378	$70,891
Ratios to average net assets
Expenses, before waiver and reimbursement	1.41%	1.48%		1.50%	1.50%	1.54%
Expenses, net waiver and reimbursement (D,E)	1.27%	1.29	%(F)	1.30%	1.39%	1.49%
Net investment income (loss) before waiver and reimbursement	(0.21)%	(0.11)%		(0.55)%	(0.71)%	(0.48)%
Net investment income (loss), net waiver and reimbursement (D,E)	(0.08)%	0.07	%(F)	(0.35)%	(0.60)%	(0.43)%
Portfolio turnover rate	53%	39%		35%	22%	23%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.06%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 70

Large/Mid Cap Growth Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024	2023		2022	2021	2020

Net asset value, beginning of year	$7.58	$7.31		$9.79	$7.68	$6.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.07)	(0.05)		(0.10)	(0.12)	(0.08)
Net realized and unrealized gain (loss) on investments	2.58	1.31		(1.58)	2.42	1.17
Total from investment operations	2.51	1.26		(1.68)	2.30	1.09

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.66)	(0.99)		(0.80)	(0.19)	(0.37)
Total distributions	(0.66)	(0.99)		(0.80)	(0.19)	(0.37)

Net asset value, end of year	$9.43	$7.58		$7.31	$9.79	$7.68

Total return (B)(C)	35.14%	17.79%		(19.27)%	30.32%	16.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$10,312	$9,802		$8,577	$10,845	$8,192
Ratios to average net assets
Expenses, before waiver and reimbursement	2.16%	2.21%		2.25%	2.25%	2.29%
Expenses, net waiver and reimbursement (D,E)	2.02%	2.04	%(F)	2.05%	2.14%	2.24%
Net investment loss before waiver and reimbursement	(0.96)%	(0.85)%		(1.30)%	(1.46)%	(1.23)%
Net investment loss, net waiver and reimbursement (D,E)	(0.82)%	(0.68	)%(F)	(1.10)%	(1.35)%	(1.18)%
Portfolio turnover rate	53%	39%		35%	22%	23%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.06%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 71

Large/Mid Cap Growth Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024	2023		2022	2021	2020

Net asset value, beginning of year	$10.79	$9.94		$12.93	$9.99	$8.86

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.02	0.03		(0.01)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments	3.75	1.81		(2.18)	3.17	1.52
Total from investment operations	3.77	1.84		(2.19)	3.13	1.50

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.01)	—		—	—	—
Total distributions	(0.66)	(0.99)		(0.80)	(0.19)	(0.37)
	(0.67)	(0.99)		(0.80)	(0.19)	(0.37)
Net asset value, end of year
	$13.89	$10.79		$9.94	$12.93	$9.99
Total return (B)(C)
	36.49%	19.01%		(18.50)%	31.64%	17.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)
Ratios to average net assets	$73,963	$45,126		$21,966	$27,220	$19,378
Ratios to average net assets
Expenses, before waiver and reimbursement	1.16%	1.21%		1.25%	1.25%	1.29%
Expenses, net waiver and reimbursement (C,D)	1.02%	1.04	%(E)	1.05%	1.14%	1.24%
Net investment income (loss), before waiver and reimbursement	0.03%	0.13%		(0.30)%	(0.45)%	(0.22)%
Net investment income (loss), net waiver and reimbursement (C,D)	0.17%	0.31	%(E)	(0.10)%	(0.34)%	(0.17)%
Portfolio turnover rate	53%	39%		35%	22%	23%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.06%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 72

Small Cap Value Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024	2023		2022	2021	2020

Net asset value, beginning of year	$17.32	$15.98		$21.35	$14.16	$17.15

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.10	0.16		0.09	0.12	0.04
Net realized and unrealized gain (loss) on investments	3.97	2.32		(3.50)	7.10	(2.39)
Total from investment operations	4.07	2.48		(3.41)	7.22	(2.35)

LESS DISTRIBUTIONS:
From net investment income	(0.15)	(0.07)		(0.08)	(0.03)	(0.04)
From net realized gains on investments	(0.61)	(1.07)		(1.88)	—	(0.60)
Total distributions	(0.76)	(1.14)		(1.96)	(0.03)	(0.64)

Net asset value, end of year	$20.63	$17.32		$15.98	$21.35	$14.16

Total return (B)(C)	24.15%	15.45%		(17.84)%	51.03%	(14.38)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$111,015	$96,865		$88,234	$105,800	$74,130
Ratios to average net assets
Expenses, before waiver and reimbursement	1.46%	1.47%		1.50%	1.46%	1.57%
Expenses, net waiver and reimbursement (D,E)	1.33%	1.32	%(G)	1.34%	1.34%	1.47%
Net investment income, before waiver and reimbursement	0.40%	0.74%		0.30%	0.50%	0.19%
Net investment income, net waiver and reimbursement (D,E,F)	0.53%	0.89	%(G)	0.46%	0.62%	0.29%
Portfolio turnover rate	50%	55%		49%	61%	73%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.05%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 73

Small Cap Value Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024	2023		2022	2021	2020

Net asset value, beginning of year	$10.48	$10.06		$14.16	$9.45	$11.69

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.02)	0.01		(0.04)	(0.02)	(0.05)
Net realized and unrealized gain (loss) on investments	2.36	1.48		(2.18)	4.73	(1.59)
Total from investment operations	2.34	1.49		(2.22)	4.71	(1.64)

LESS DISTRIBUTIONS:
From net investment income	(0.06)	—		—	—	—
From net realized gains on investments	(0.61)	(1.07)		(1.88)	—	(0.60)
Total distributions	(0.67)	(1.07)		(1.88)	—	(0.60)

Net asset value, end of year	$12.15	$10.48		$10.06	$14.16	$9.45

Total return (B)(C)	23.28%	14.61%		(18.44)%	49.84%	(15.01)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$5,266	$6,502		$5,747	$7,293	$5,663
Ratios to average net assets
Expenses, before waiver and reimbursement	2.21%	2.22%		2.25%	2.21%	2.32%
Expenses, net waiver and reimbursement (D,E)	2.08%	2.07	%(G)	2.09%	2.09%	2.22%
Net investment income, before waiver and reimbursement	(0.30)%	0.00	%*	(0.46)%	(0.26)%	(0.55)%
Net investment income, net waiver and reimbursement (D,E,F)	(0.17)%	0.15	%(G)	(0.30)%	(0.14)%	(0.45)%
Portfolio turnover rate	50%	55%		49%	61%	73%

*	Amount is less than 0.005% per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.05%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 74

Small Cap Value Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024	2023		2022	2021	2020

Net asset value, beginning of year	$17.66	$16.27		$21.71	$14.42	$17.45

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.15	0.20		0.14	0.17	0.08
Net realized and unrealized gain (loss) on investments	4.04	2.38		(3.57)	7.21	(2.42)
Total from investment operations	4.19	2.58		(3.43)	7.38	(2.34)

LESS DISTRIBUTIONS:
From net investment income	(0.19)	(0.12)		(0.13)	(0.09)	(0.09)
From net realized gains on investments	(0.61)	(1.07)		(1.88)	—	(0.60)
Total distributions	(0.80)	(1.19)		(2.01)	(0.09)	(0.69)

Net asset value, end of year	$21.05	$17.66		$16.27	$21.71	$14.42

Total return (B)(C)	24.45%	15.78%		(17.65)%	51.33%	(14.14)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$79,593	$67,177		$46,222	$56,299	$35,473
Ratios to average net assets
Expenses, before waiver and reimbursement	1.21%	1.22%		1.25%	1.21%	1.32%
Expenses, net waiver and reimbursement (C,D)	1.08%	1.07	%(F)	1.09%	1.09%	1.22%
Net investment income, before waiver and reimbursement	0.66%	1.00%		0.55%	0.75%	0.44%
Net investment income, net waiver and reimbursement (C,D,E)	0.79%	1.15	%(F)	0.72%	0.87%	0.54%
Portfolio turnover rate	50%	55%		49%	61%	73%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.05%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 75

Large/Mid Cap Value Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023		2022	2021	2020

Net asset value, beginning of year	$20.45		$18.91		$21.88	$17.43	$18.86

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.13		0.12		0.07	(0.01)	0.03
Net realized and unrealized gain (loss) on investments (B)	5.59		2.51		(2.01)	5.12	0.72
Total from investment operations	5.72		2.63		(1.94)	5.11	0.75

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.04)		(0.00)*	(0.03)	(0.08)
From net realized gains on investments	(0.09)		(1.05)		(1.03)	(0.63)	(2.10)
Total distributions	(0.19)		(1.09)		(1.03)	(0.66)	(2.18)

Net asset value, end of year	$25.98		$20.45		$18.91	$21.88	$17.43

Total return (C)(D)	28.18%		13.95%		(9.70)%	29.89%	3.93%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$199,554		$162,861		$147,928	$160,560	$130,296
Ratios to average net assets
Expenses, before waiver and reimbursement	1.39%		1.45%		1.46%	1.45%	1.51%
Expenses, net waiver and reimbursement (E,F)	1.19	%(H)	1.24	%(I)	1.21%	1.30%	1.41%
Net investment income (loss), before waiver and reimbursement	0.34%		0.36%		0.08%	(0.17)%	0.06%
Net investment income (loss), net waiver and reimbursement (E,F,G)	0.55	%(H)	0.56	%(I)	0.33%	(0.02)%	0.16%
Portfolio turnover rate	34%		17%		34%	33%	26%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions.

(C)	Total return calculation does not reflect sales load.

(D)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(F)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	For the year ended September 30, 2024, the voluntary waiver was 0.05%.

(I)	For the year ended September 30, 2023, the voluntary waiver was 0.07%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 76

Large/Mid Cap Value Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023		2022	2021	2020

Net asset value, beginning of year	$14.53		$13.78		$16.31	$13.21	$14.82

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.03)		(0.03)		(0.07)	(0.12)	(0.08)
Net realized and unrealized gain (loss) on investments (B)	3.97		1.83		(1.43)	3.85	0.57
Total from investment operations	3.94		1.80		(1.50)	3.73	0.49

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.09)		(1.05)		(1.03)	(0.63)	(2.10)
Total distributions	(0.09)		(1.05)		(1.03)	(0.63)	(2.10)

Net asset value, end of year	$18.38		$14.53		$13.78	$16.31	$13.21

Total return (C)(D)	27.23%		13.06%		(10.34)%	28.91%	3.14%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$13,662		$15,111		$13,695	$15,162	$14,102
Ratios to average net assets
Expenses, before waiver and reimbursement	2.14%		2.20%		2.21%	2.20%	2.26%
Expenses, net waiver and reimbursement (E,F)	1.94	%(H)	1.99	%(I)	1.96%	2.05%	2.16%
Net investment loss, before waiver and reimbursement	(0.41)%		(0.40)%		(0.67)%	(0.92)%	(0.69)%
Net investment loss, net waiver and reimbursement (E,F,G)	(0.21	)%(H)	(0.19	)%(I)	(0.42)%	(0.77)%	(0.59)%
Portfolio turnover rate	34%		17%		34%	33%	26%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(C)	Total return calculation does not reflect redemption fee.

(D)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(F)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	For the year ended September 30, 2024, the voluntary waiver was 0.05%.

(I)	For the year ended September 30, 2023, the voluntary waiver was 0.07%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 77

Large/Mid Cap Value Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024		2023		2022	2021	2020

Net asset value, beginning of year	$20.74		$19.17		$22.14	$17.63	$19.05

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.19		0.17		0.13	0.04	0.07
Net realized and unrealized gain (loss) on investments	5.67		2.54		(2.04)	5.18	0.74
Total from investment operations	5.86		2.71		(1.91)	5.22	0.81

LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.09)		(0.03)	(0.08)	(0.13)
From net realized gains on investments	(0.09)		(1.05)		(1.03)	(0.63)	(2.10)
Total distributions	(0.24)		(1.14)		(1.06)	(0.71)	(2.23)

Net asset value, end of year	$26.36		$20.74		$19.17	$22.14	$17.63

Total return (B)	28.53%		14.21%		(9.48)%	30.20%	4.24%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$141,642		$107,195		$79,945	$77,776	$47,340
Ratios to average net assets
Expenses, before waiver and reimbursement	1.14%		1.20%		1.21%	1.20%	1.26%
Expenses, net waiver and reimbursement (C,D)	0.94	%(F)	0.99	%(G)	0.96%	1.05%	1.16%
Net investment income, before waiver and reimbursement	0.59%		0.61%		0.34%	0.08%	0.31%
Net investment income, net waiver and reimbursement (C,D,E)	0.8	%(F)	0.81	%(G)	0.59%	0.23%	0.41%
Portfolio turnover rate	34%		17%		34%	33%	26%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	For the year ended September 30, 2024, the voluntary waiver was 0.05%.

(G)	For the year ended September 30, 2023, the voluntary waiver was 0.07%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 78

Fixed Income Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024	2023		2022	2021	2020

Net asset value, beginning of year	$8.68	$8.92		$10.44	$10.80	$10.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.26	0.19		0.08	0.03	0.12
Net realized and unrealized gain (loss) on investments	0.63	(0.23)		(1.49)	(0.27)	0.44
Total from investment operations	0.89	(0.04)		(1.41)	(0.24)	0.56

LESS DISTRIBUTIONS:
From net investment income	(0.25)	(0.20)		(0.11)	(0.12)	(0.15)
Total distributions	(0.25)	(0.20)		(0.11)	(0.12)	(0.15)

Net asset value, end of year	$9.32	$8.68		$8.92	$10.44	$10.80

Total return (C)	10.37%	(0.55)%		(13.60)%	(2.20)%	5.39%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$75,162	$68,641		$81,219	$96,586	$91,403
Ratios to average net assets
Expenses, before waiver and reimbursement	1.27%	1.29%		1.22%	1.34%	1.30%
Expenses, net waiver and reimbursement (D)	1.07%	1.07	%(E)	1.02%	1.14%	1.10%
Net investment income, before waiver and reimbursement	2.67%	1.87%		0.64%	0.11%	0.90%
Net investment income, net waiver and reimbursement (D)	2.86%	2.09	%(E)	0.84%	0.31%	1.10%
Portfolio turnover rate	50%	68%		68%	45%	32%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.07%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 79

Fixed Income Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024	2023		2022	2021	2020

Net asset value, beginning of year	$8.32	$8.56		$10.04	$10.38	$9.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.18	0.12		0.01	(0.04)	0.04
Net realized and unrealized gain (loss) on investments	0.61	(0.22)		(1.44)	(0.27)	0.42
Total from investment operations	0.79	(0.10)		(1.43)	(0.31)	0.46

LESS DISTRIBUTIONS:
From net investment income	(0.19)	(0.14)		(0.05)	(0.03)	(0.07)
Total distributions	(0.19)	(0.14)		(0.05)	(0.03)	(0.07)

Net asset value, end of year	$8.92	$8.32		$8.56	$10.04	$10.38

Total return (B)(C)	9.51%	(1.24)%		(14.24)%	(2.99)%	4.59%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$5,860	$7,628		$8,861	$11,369	$9,320
Ratios to average net assets
Expenses, before waiver and reimbursement	2.02%	2.04%		1.97%	2.09%	2.05%
Expenses, net waiver and reimbursement (D)	1.82%	1.82	%(E)	1.77%	1.89%	1.85%
Net investment income (loss), before waiver and reimbursement	1.92%	1.12%		(0.11)%	(0.64)%	0.15%
Net investment income (loss), net waiver and reimbursement (D)	2.10%	1.35	%(E)	0.09%	(0.44)%	0.35%
Portfolio turnover rate	50%	68%		68%	45%	32%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.07%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 80

Fixed Income Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024	2023		2022	2021	2020

Net asset value, beginning of year	$8.59	$8.83		$10.34	$10.73	$10.32

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.28	0.22		0.11	0.06	0.14
Net realized and unrealized gain (loss) on investments	0.63	(0.24)		(1.49)	(0.28)	0.44
Total from investment operations	0.91	(0.02)		(1.38)	(0.22)	0.58

LESS DISTRIBUTIONS:
From net investment income	(0.27)	(0.22)		(0.13)	(0.17)	(0.17)
Total distributions	(0.27)	(0.22)		(0.13)	(0.17)	(0.17)

Net asset value, end of year	$9.23	$8.59		$8.83	$10.34	$10.73

Total return (B)	10.76%	(0.30)%		(13.41)%	(2.07)%	5.70%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$34,002	$26,672		$21,308	$18,389	$13,215
Ratios to average net assets
Expenses, before waiver and reimbursement	1.02%	1.04%		0.97%	1.09%	1.05%
Expenses, net waiver and reimbursement (C)	0.82%	0.82	%(D)	0.77%	0.89%	0.85%
Net investment income, before waiver and reimbursement	2.92%	2.18%		0.90%	0.36%	1.12%
Net investment income, net waiver and reimbursement (C)	3.11%	2.41	%(D)	1.10%	0.56%	1.32%
Portfolio turnover rate	50%	68%		68%	45%	32%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(D)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.07%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 81

High Yield Bond Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024	2023		2022	2021	2020

Net asset value, beginning of year	$8.32	$7.98		$9.91	$9.26	$9.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.52	0.44		0.41	0.41	0.43
Net realized and unrealized gain (loss) on investments	0.71	0.35		(1.90)	0.64	(0.15)
Total from investment operations	1.23	0.79		(1.49)	1.05	0.28

LESS DISTRIBUTIONS:
From net investment income	(0.50)	(0.45)		(0.41)	(0.40)	(0.41)
From net realized gains on investments	—	—		(0.03)	—	—
Total distributions	(0.50)	(0.45)		(0.44)	(0.40)	(0.41)

Net asset value, end of year	$9.05	$8.32		$7.98	$9.91	$9.26

Total return (B)(C)	15.07%	10.00%		(15.45)%	11.42%	3.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$64,381	$56,855		$67,766	$64,216	$45,940
Ratios to average net assets
Expenses, before waiver and reimbursement	1.24%	1.32%		1.26%	1.38%	1.34%
Expenses, net waiver and reimbursement (D)	1.14%	1.19	%(E)	1.18%	1.33%	1.29%
Net investment income, before waiver and reimbursement	5.78%	5.06%		4.36%	4.15%	4.61%
Net investment income, net waiver and reimbursement (D)	5.88%	5.18	%(E)	4.44%	4.20%	4.66%
Portfolio turnover rate	33%	72%		24%	57%	91%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.03%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 82

High Yield Bond Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024	2023		2022	2021	2020

Net asset value, beginning of year	$8.48	$8.12		$10.08	$9.40	$9.52

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.46	0.38		0.34	0.34	0.36
Net realized and unrealized gain (loss) on investments	0.72	0.37		(1.93)	0.66	(0.14)
Total from investment operations	1.18	0.75		(1.59)	1.00	0.22

LESS DISTRIBUTIONS:
From net investment income	(0.43)	(0.39)		(0.34)	(0.32)	(0.34)
From net realized gains on investments	—	—		(0.03)	—	—
Total distributions	(0.43)	(0.39)		(0.37)	(0.32)	(0.34)

Net asset value, end of year	$9.23	$8.48		$8.12	$10.08	$9.40

Total return (B)(C)	14.14%	9.27%		(16.14)%	10.71%	2.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$2,469	$2,559		$2,337	$3,138	$2,427
Ratios to average net assets
Expenses, before waiver and reimbursement	1.99%	2.07%		2.01%	2.13%	2.09%
Expenses, net waiver and reimbursement (D)	1.89%	1.94	%(E)	1.93%	2.08%	2.04%
Net investment income, before waiver and reimbursement	5.02%	4.32%		3.60%	3.40%	3.84%
Net investment income, net waiver and reimbursement (D)	5.12%	4.44	%(E)	3.68%	3.45%	3.89%
Portfolio turnover rate	33%	72%		24%	57%	91%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.03%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 83

High Yield Bond Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024	2023		2022	2021	2020

Net asset value, beginning of year	$8.33	$7.98		$9.91	$9.26	$9.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.54	0.46		0.43	0.44	0.45
Net realized and unrealized gain (loss) on investments	0.71	0.36		(1.90)	0.63	(0.14)
Total from investment operations	1.25	0.82		(1.47)	1.07	0.31

LESS DISTRIBUTIONS:
From net investment income	(0.52)	(0.47)		(0.43)	(0.42)	(0.44)
From net realized gains on investments	—	—		(0.03)	—	—
Total distributions	(0.52)	(0.47)		(0.46)	(0.42)	(0.44)

Net asset value, end of year	$9.06	$8.33		$7.98	$9.91	$9.26

Total return (B)	15.34%	10.40%		(15.24)%	11.71%	3.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$115,983	$73,109		$67,093	$69,150	$30,924
Ratios to average net assets
Expenses, before waiver and reimbursement	0.99%	1.07%		1.01%	1.13%	1.09%
Expenses, net waiver and reimbursement (C)	0.89%	0.94	%(D)	0.93%	1.08%	1.04%
Net investment income, before waiver and reimbursement	6.02%	5.31%		4.59%	4.40%	4.86%
Net investment income, net waiver and reimbursement (C)	6.12%	5.45	%(D)	4.68%	4.45%	4.91%
Portfolio turnover rate	33%	72%		24%	57%	91%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(D)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.03%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 84

Israel Common Values Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$19.34	$21.61	$24.70	$16.55	$17.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.16	0.11	0.05	(0.10)	(0.10)
Net realized and unrealized gain (loss) on investments	2.50	(2.38)	(3.14)	8.25	(1.01)
Total from investment operations	2.66	(2.27)	(3.09)	8.15	(1.11)

LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	(0.18)
From net realized gains on investments	—	—	—	—	—
Return of Capital	—	—	—	—	0.00 *
Total distributions	—	—	—	—	(0.18)

Net asset value, end of year	$22.00	$19.34	$21.61	$24.70	$16.55

Total return (B)(C)	13.75%	(10.50)%	(12.51)%	49.24%	(6.35)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$51,467	$47,004	$53,800	$57,667	$36,800
Ratio of expenses to average net assets	1.77%	1.82%	1.72%	1.72%	1.84%
Ratio of net investment income (loss) to average net assets	0.79%	0.53%	0.20%	(0.48)%	(0.62)%
Portfolio turnover rate	9%	7%	8%	12%	16%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 85

Israel Common Values Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$17.97	$20.22	$23.29	$15.73	$16.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.01)	(0.05)	(0.13)	(0.26)	(0.22)
Net realized and unrealized gain (loss) on investments	2.32	(2.20)	(2.94)	7.82	(0.96)
Total from investment operations	2.31	(2.25)	(3.07)	7.56	(1.18)

LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	(0.06)
From net realized gains on investments	—	—	—	—	—
Return of Capital	—	—	—	—	0.00 *
Total distributions	—	—	—	—	(0.06)

Net asset value, end of year	$20.28	$17.97	$20.22	$23.29	$15.73

Total return (B)(C)	12.85%	(11.13)%	(13.18)%	48.06%	(7.00)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$5,747	$8,101	$10,263	$12,293	$9,076
Ratio of expenses to average net assets	2.52%	2.57%	2.47%	2.47%	2.59%
Ratio of net investment loss to average net assets	(0.06)%	(0.25)%	(0.54)%	(1.27)%	(1.37)%
Portfolio turnover rate	9%	7%	8%	12%	16%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 86

Israel Common Values Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$19.64	$21.88	$24.95	$16.68	$17.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.22	0.17	0.12	(0.05)	(0.06)
Net realized and unrealized gain (loss) on investments	2.53	(2.41)	(3.19)	8.32	(1.01)
Total from investment operations	2.75	(2.24)	(3.07)	8.27	(1.07)

LESS DISTRIBUTIONS:
From net investment income	(0.02)	—	—	—	(0.22)
From net realized gains on investments	—	—	—	—	—
Return of Capital	—	—	—	—	0.00 *
Total distributions	(0.02)	—	—	—	(0.22)

Net asset value, end of year	$22.37	$19.64	$21.88	$24.95	$16.68

Total return (B)	14.00%	(10.24)%	(12.30)%	49.58%	(6.08)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$42,764	$40,417	$36,790	$45,063	$23,928
Ratio of expenses to average net assets	1.52%	1.56%	1.47%	1.47%	1.59%
Ratio of net investment income (loss) to average net assets	1.06%	0.82%	0.48%	(0.22)%	(0.37)%
Portfolio turnover rate	9%	7%	8%	12%	16%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 87

Defensive Strategies Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024	2023		2022	2021	2020

Net asset value, beginning of year	$12.98	$12.52		$13.52	$11.78	$11.69

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.25	0.15		0.28	0.10	(0.01)
Net realized and unrealized gain (loss) on investments	1.78	0.88		(1.21)	1.64	0.44
Total from investment operations	2.03	1.03		(0.93)	1.74	0.43

LESS DISTRIBUTIONS:
From net investment income	(0.22)	(0.25)		(0.07)	—	(0.06)
From net realized gains on investments	(0.10)	(0.32)		—	—	(0.28)
Return of capital	—	—		—	—	0.00 *
Total distributions	(0.32)	(0.57)		(0.07)	—	(0.34)

Net asset value, end of year	$14.69	$12.98		$12.52	$13.52	$11.78

Total return (B)(C)	15.92%	8.30%		(6.92)%	14.77%	3.75%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$43,178	$39,823		$45,313	$40,342	$29,577
Ratios to average net assets
Expenses, before waiver and reimbursement	1.35%	1.36%		1.42%	1.48%	1.54%
Expenses, net waiver and reimbursement (D)	1.19%	1.27	%(E)	1.37%	1.43%	1.49%
Net investment income (loss), before waiver and reimbursement	1.68%	1.09%		1.95%	0.74%	(0.13)%
Net investment income (loss), net waiver and reimbursement (D)	1.84%	1.18	%(E)	2.00%	0.79%	(0.08)%
Portfolio turnover rate	19%	46%		35%	34%	49%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.02%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 88

Defensive Strategies Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024	2023		2022	2021	2020

Net asset value, beginning of year	$12.15	$11.76		$12.74	$11.18	$11.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.13	0.05		0.18	0.01	(0.09)
Net realized and unrealized gain (loss) on investments	1.69	0.83		(1.16)	1.55	0.42
Total from investment operations	1.82	0.88		(0.98)	1.56	0.33

LESS DISTRIBUTIONS:
From net investment income	(0.09)	(0.17)		—	—	—
From net realized gains on investments	(0.10)	(0.32)		—	—	(0.28)
From return of capital	—	—		—	—	0.00 *
Total distributions	(0.19)	(0.49)		—	—	(0.28)

Net asset value, end of year	$13.78	$12.15		$11.76	$12.74	$11.18

Total return (B)(C)	15.13%	7.50%		(7.69)%	13.95%	3.01%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$3,259	$4,117		$4,880	$3,388	$2,464
Ratios to average net assets
Expenses, before waiver and reimbursement	2.10%	2.11%		2.17%	2.23%	2.29%
Expenses, net waiver and reimbursement (D)	1.94%	2.02	%(E)	2.12%	2.18%	2.24%
Net investment income (loss), before waiver and reimbursement	0.88%	0.30%		1.32%	(0.01)%	(0.89)%
Net investment income (loss), net waiver and reimbursement (D)	1.04%	0.39	%(E)	1.37%	0.04%	(0.84)%
Portfolio turnover rate	19%	46%		35%	34%	49%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee. Total return represents aggregate total return based on Net Asset Value.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.02%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 89

Defensive Strategies Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024	2023		2022	2021	2020

Net asset value, beginning of year	$13.01	$12.54		$13.55	$11.77	$11.69

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.28	0.19		0.35	0.17	0.02
Net realized and unrealized gain (loss) on investments	1.78	0.89		(1.26)	1.61	0.43
Total from investment operations	2.06	1.08		(0.91)	1.78	0.45

LESS DISTRIBUTIONS:
From net investment income	(0.25)	(0.29)		(0.10)	—	(0.09)
From net realized gains on investments	(0.10)	(0.32)		—	—	(0.28)
From return of capital	—	—		—	—	0.00 *
Total distributions	(0.35)	(0.61)		(0.10)	—	(0.37)

Net asset value, end of year	$14.72	$13.01		$12.54	$13.55	$11.77

Total return (B)(C)	16.20%	8.64%		(6.80)%	15.12%	3.96%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$32,894	$26,576		$25,269	$14,750	$5,212
Ratios to average net assets
Expenses, before waiver and reimbursement	1.10%	1.11%		1.17%	1.23%	1.29%
Expenses, net waiver and reimbursement (D)	0.94%	1.03	%(E)	1.12%	1.18%	1.24%
Net investment income, before waiver and reimbursement	1.88%	1.36%		2.39%	1.21%	0.16%
Net investment income, net waiver and reimbursement (D)	2.05%	1.44	%(E)	2.44%	1.26%	0.21%
Portfolio turnover rate	19%	46%		35%	34%	49%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return represents aggregate total return based on Net Asset Value.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.02%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 90

Strategic Growth Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024	2023		2022	2021	2020

Net asset value, beginning of year	$8.79	$8.77		$10.92	$9.48	$9.64

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.18	0.12		0.06	0.03	0.04
Net realized and unrealized gain (loss) on investments	1.32	0.54		(1.70)	1.75	0.16
Total from investment operations	1.50	0.66		(1.64)	1.78	0.20

LESS DISTRIBUTIONS:
From net investment income	(0.13)	(0.06)		(0.02)	(0.01)	—
From net realized gains on investments	(0.02)	(0.58)		(0.49)	(0.33)	(0.36)
Total distributions	(0.15)	(0.64)		(0.51)	(0.34)	(0.36)

Net asset value, end of year	$10.14	$8.79		$8.77	$10.92	$9.48

Total return (B)(C)	17.23%	7.37%		(15.82)%	19.15%	2.03%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$31,769	$29,928		$29,944	$37,731	$32,260
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	0.89%	1.28%		1.09%	1.10%	1.15%
Expenses, net waiver and reimbursement (D)	0.89%	1.03	%(F)	N/A	N/A	N/A
Net investment income, before waiver and reimbursement (D,E)	1.96%	1.08%		0.56%	0.27%	0.42%
Net investment income, net waiver and reimbursement (D,E)	1.96%	1.33	%(F)	N/A	N/A	N/A
Portfolio turnover rate	3%	26%		28%	22%	47%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	For the period April 1, 2023 through September 30, 2023 the voluntary waiver was 0.25%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 91

Strategic Growth Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024	2023		2022	2021	2020

Net asset value, beginning of year	$7.48	$7.54		$9.50	$8.34	$8.58

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.11	0.05		(0.02)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	1.12	0.47		(1.45)	1.54	0.15
Total from investment operations	1.23	0.52		(1.47)	1.49	0.12

LESS DISTRIBUTIONS:
From net investment income	(0.06)	—		—	—	—
From net realized gains on investments	(0.02)	(0.58)		(0.49)	(0.33)	(0.36)
Total distributions	(0.08)	(0.58)		(0.49)	(0.33)	(0.36)

Net asset value, end of year	$8.63	$7.48		$7.54	$9.50	$8.34

Total return (B)(C)	16.61%	6.75%		(16.42)%	18.19%	1.33%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$1,971	$2,704		$2,680	$2,967	$2,743
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	1.39%	1.91%		1.84%	1.85%	1.90%
Expenses, net waiver and reimbursement (D)	1.39%	1.66	%(F)	N/A	N/A	N/A
Net investment income, before waiver and reimbursement (D,E)	1.39%	0.45%		(0.20)%	(0.48)%	(0.32)%
Net investment income, net waiver and reimbursement (D,E)	1.39%	0.70	%(F)	N/A	N/A	N/A
Portfolio turnover rate	3%	26%		28%	22%	47%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	For the period April 1, 2023 through September 30, 2023 the voluntary waiver was 0.25%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 92

Strategic Growth Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE PERIOD ENDED SEPTEMBER 30
	2024	2023*

Net asset value, beginning of period	$8.79	$9.08

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.23	0.03
Net realized and unrealized gain (loss) on investments (B)	1.28	(0.32)
Total from investment operations	1.51	(0.29)

LESS DISTRIBUTIONS:
From net investment income	(0.13)	—
From net realized gains on investments	(0.02)	—
Total distributions	(0.15)	—

Net asset value, end of period	$10.15	$8.79

Total return (C)(D)	17.33%	(3.19	)%(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period	$17,889	$18
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	0.64%	1.03	%(G)
Expenses, net waiver and reimbursement (F)	0.64%	0.78%(G,H)
Net investment income, before waiver and reimbursement (F,I)	2.33%	3.37	%(G)
Net investment income, net waiver and reimbursement (F,I)	2.33%	3.62%(G,H)
Portfolio turnover rate	3%	26	%(E)

*	The Strategic Growth Fund Class I shares inception date is September 1, 2023.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(C)	Total return calculation does not reflect redemption fee.

(D)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return and turnover are not annualized.

(F)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(G)	Annualized.

(H)	For the period September 1, 2023 through September 30, 2023 the voluntary waiver was 0.02%.

(I)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 93

Conservative Growth Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024	2023		2022	2021	2020

Net asset value, beginning of year	$9.54	$9.58		$11.66	$10.62	$10.66

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.21	0.14		0.05	0.02	0.05
Net realized and unrealized gain (loss) on investments	1.18	0.33		(1.66)	1.31	0.30
Total from investment operations	1.39	0.47		(1.61)	1.33	0.35

LESS DISTRIBUTIONS:
From net investment income	(0.15)	(0.04)		(0.02)	(0.04)	—
From net realized gains on investments	(0.02)	(0.47)		(0.45)	(0.25)	(0.39)
Total distributions	(0.17)	(0.51)		(0.47)	(0.29)	(0.39)

Net asset value, end of year	$10.76	$9.54		$9.58	$11.66	$10.62

Total return (B)(C)	14.71%	4.79%		(14.48)%	12.63%	3.27%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$35,490	$35,238		$37,037	$46,151	$41,546
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	0.90%	1.24%		1.04%	1.10%	1.12%
Expenses, net waiver and reimbursement (D)	0.90%	0.99	%(F)	N/A	N/A	N/A
Net investment income, before waiver and reimbursement (D,E)	2.11%	1.17%		0.43%	0.20%	0.43%
Net investment income, net waiver and reimbursement (D,E)	2.11%	1.42	%(F)	N/A	N/A	N/A
Portfolio turnover rate	4%	27%		21%	21%	37%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	For the period April 1, 2023 through September 30, 2023 the voluntary waiver was 0.25%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 94

Conservative Growth Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024	2023		2022	2021	2020

Net asset value, beginning of year	$8.25	$8.36		$10.29	$9.43	$9.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.14	0.06		(0.03)	(0.06)	(0.03)
Net realized and unrealized gain (loss) on investments	1.02	0.30		(1.45)	1.17	0.26
Total from investment operations	1.16	0.36		(1.48)	1.11	0.23

LESS DISTRIBUTIONS:
From net investment income	(0.08)	—		—	—	—
From net realized gains on investments	(0.02)	(0.47)		(0.45)	(0.25)	(0.39)
Total distributions	(0.10)	(0.47)		(0.45)	(0.25)	(0.39)

Net asset value, end of year	$9.31	$8.25		$8.36	$10.29	$9.43

Total return (B)(C)	14.14%	4.10%		(15.10)%	11.84%	2.36%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$2,898	$3,519		$3,895	$5,496	$4,712
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	1.40%	1.87%		1.79%	1.85%	1.87%
Expenses, net waiver and reimbursement (D)	1.40%	1.63	%(F)	N/A	N/A	N/A
Net investment income, before waiver and reimbursement (D,E)	1.57%	0.53%		(0.32)%	(0.56)%	(0.31)%
Net investment income, net waiver and reimbursement (D,E)	1.57%	0.77	%(F)	N/A	N/A	N/A
Portfolio turnover rate	4%	27%		21%	21%	37%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fees. Total return represents aggregate total return based on Net Asset Value.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	For the period April 1, 2023 through September 30, 2023 the voluntary waiver was 0.25%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 95

Conservative Growth Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE PERIOD ENDED SEPTEMBER 30
	2024	2023*

Net asset value, beginning of period	$9.54	$9.80

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.28	0.05
Net realized and unrealized gain (loss) on investments (B)	1.09	(0.31)
Total from investment operations	1.37	(0.26)

LESS DISTRIBUTIONS:
From net investment income	(0.15)	—
From net realized gains on investments	(0.02)	—
Total distributions	(0.17)	—

Net asset value, end of period	$10.74	$9.54

Total return (C)(D)	14.49%	(2.65	)%(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period	$131,305	$18
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	0.65%	0.99	%(G)
Expenses, net waiver and reimbursement (F)	0.65%	0.74%(G,H)
Net investment income, before waiver and reimbursement (F,I)	2.69%	5.50	%(G)
Net investment income, net waiver and reimbursement (F,I)	2.69%	5.75%(G,H)
Portfolio turnover rate	4%	27	%(E)

*	The Conservative Growth Fund Class I shares inception date is September 1, 2023.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(C)	Total return calculation does not reflect redemption fee.

(D)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return and turnover are not annualized.

(F)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(G)	Annualized.

(H)	For the period September 1, 2023 through September 30, 2023 the voluntary waiver was 0.02%.

(I)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 96

Growth & Income Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024	2023		2022	2021	2020

Net asset value, beginning of year	$9.92	$10.66		$11.75	$10.11	$10.60

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.09	0.17		0.11	0.06	0.09
Net realized and unrealized gain (loss) on investments	1.12	(0.08)		(1.03)	1.68	(0.47)
Total from investment operations	1.31	0.09		(0.92)	1.74	(0.38)

LESS DISTRIBUTIONS:
From net investment income	(0.19)	(0.17)		(0.12)	(0.10)	(0.11)
From net realized gains on investments	(0.06)	(0.66)		(0.05)	—	—
Return of Capital	—	—		—	—	0.00 *
Total distributions	(0.25)	(0.83)		(0.17)	(0.10)	(0.11)

Net asset value, end of year	$10.98	$9.92		$10.66	$11.75	$10.11

Total return (B)(C)	13.32%	0.50%		(7.97)%	17.18%	(3.48)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$14,226	$12,726		$13,150	$14,191	$13,295
Ratios to average net assets
Expenses, before waiver and reimbursement	1.98%	1.98%		1.85%	1.90%	1.85%
Expenses, net waiver and reimbursement (D)	1.59%	1.58	%(F)	1.27%	1.52%	1.50%
Net investment income, before waiver and reimbursement	1.46%	1.23%		0.36%	0.18%	0.55%
Net investment income, net waiver and reimbursement (D,E)	1.86%	1.63	%(F)	0.94%	0.56%	0.90%
Portfolio turnover rate	53%	96%		60%	43%	39%

*	Amount is less than $0.005 per share

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.15%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 97

Growth & Income Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024	2023		2022	2021	2020

Net asset value, beginning of year	$9.51	$10.25		$11.31	$9.74	$10.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.11	0.09		0.02	(0.02)	0.02
Net realized and unrealized gain (loss) on investments	1.07	(0.07)		(0.98)	1.60	(0.45)
Total from investment operations	1.18	0.02		(0.96)	1.58	(0.43)

LESS DISTRIBUTIONS:
From net investment income	(0.11)	(0.10)		(0.05)	(0.01)	(0.04)
From net realized gains on investments	(0.06)	(0.66)		(0.05)	—	—
Return of Capital	—	—		—	—	0.00 *
Total distributions	(0.17)	(0.76)		(0.10)	(0.01)	(0.04)

Net asset value, end of year	$10.52	$9.51		$10.25	$11.31	$9.74

Total return (B)(C)	12.47%	(0.23)%		(8.62)%	16.25%	(4.20)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$1,139	$1,664		$1,923	$1,938	$1,719
Ratios to average net assets
Expenses, before waiver and reimbursement	2.73%	2.73%		2.60%	2.65%	2.60%
Expenses, net waiver and reimbursement (D)	2.34%	2.33	%(F)	2.02%	2.27%	2.25%
Net investment loss, before waiver and reimbursement	0.73%	0.47%		(0.41)%	(0.57)%	(0.19)%
Net investment income (loss), net waiver and reimbursement (D,E)	1.13%	0.88	%(F)	0.17%	(0.19)%	0.16%
Portfolio turnover rate	53%	96%		60%	43%	39%

*	Amount is less than $0.005 per share

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.15%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 98

Growth & Income Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2024	2023		2022	2021	2020

Net asset value, beginning of year	$10.00	$10.74		$11.83	$10.18	$10.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.22	0.20		0.15	0.09	0.12
Net realized and unrealized gain (loss) on investments	1.13	(0.08)		(1.04)	1.69	(0.47)
Total from investment operations	1.35	0.12		(0.89)	1.78	(0.35)

LESS DISTRIBUTIONS:
From net investment income	(0.22)	(0.20)		(0.15)	(0.13)	(0.14)
From net realized gains on investments	(0.06)	(0.66)		(0.05)	—	—
Return of Capital	—	—		—	—	0.00 *
Total distributions	(0.28)	(0.86)		(0.20)	(0.13)	(0.14)

Net asset value, end of year	$11.07	$10.00		$10.74	$11.83	$10.18

Total return (B)(C)	13.59%	0.75%		(7.67)%	17.44%	(3.20)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$3,703	$3,404		$3,154	$2,070	$2,102
Ratios to average net assets
Expenses, before waiver and reimbursement	1.73%	1.73%		1.69%	1.65%	1.60%
Expenses, net waiver and reimbursement (D)	1.34%	1.32	%(F)	1.02%	1.27%	1.25%
Net investment income, before waiver and reimbursement	1.70%	1.50%		0.52%	0.43%	0.86%
Net investment income, net waiver and reimbursement (D,E)	2.10%	1.91	%(F)	1.19%	0.81%	1.21%
Portfolio turnover rate	53%	96%		60%	43%	39%

*	Amount is less than $0.005 per share

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return represents aggregate total return based on Net Asset Value.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.15%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS | 99

Section 6 | Notes to Financial Statements

SEPTEMBER 30, 2024

Timothy Plan Family of Funds

NOTE 1 |	Significant Accounting Policies

The Timothy Plan (the “Trust”) is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of September 30, 2024, the Trust consisted of nineteen series. These financial statements include the following twelve series: Timothy Plan Small/Mid Cap Growth Fund (formerly the Timothy Plan Aggressive Growth Fund), Timothy Plan International Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan Israel Common Values Fund, Timothy Plan Defensive Strategies Fund, Timothy Plan Strategic Growth Fund, Timothy Plan Conservative Growth Fund and Timothy Plan Growth & Income Fund (the “Funds”). The Funds are diversified funds except for the Timothy Plan Defensive Strategy Fund which is a non-diversified fund. The Timothy Plan Small/Mid Cap Growth Fund changed its name effective February 2, 2024.

The Timothy Plan Small/Mid Cap Growth Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment strategy by normally investing at least 80% of the Fund’s total assets in small and mid-cap stocks. The Adviser considers small and mid-cap companies to be companies that, at the time of investment, have market capitalizations within the range of market capitalization of the companies appearing in the Russell MidCap Growth® Index.

The Timothy Plan International Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the securities of foreign companies (companies domiciled in countries other than the United States), without regard to market capitalizations. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Timothy Plan Large/Mid Cap Growth Fund’s investment objective is long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks with market capitalizations in excess of $2 billion.

The Timothy Plan Small Cap Value Fund’s primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing at least 80% of the Fund’s total assets in U.S. stocks with market capitalizations that fall within the range of companies included in the Russell 2000 Index.

The Timothy Plan Large/Mid Cap Value Fund’s investment objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing in U.S. common stocks. The Fund will invest at least 80% of its assets in the common stock of companies whose total market capitalization generally exceeds $2 billion.

The Timothy Plan Fixed Income Fund seeks to generate a high level of current income consistent with prudent investment risk. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities.

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The Timothy Plan High Yield Bond Fund’s investment objective is to generate a high level of current income. To achieve its investment objective, the Fund normally invests in a diversified portfolio of high yield fixed income securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities. The Fund will generally purchase securities that are not investment-grade, meaning securities with a rating of “BBB” or lower as rated by Standard and Poor’s or a comparable rating by another nationally recognized rating agency. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Timothy Plan Israel Common Values Fund seeks to provide long-term growth of capital. This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in Israel through the purchase of American Depositary Receipts (ADRs) and direct investments in such companies on foreign stock exchanges, without regard to market capitalizations.

The Timothy Plan Defensive Strategies Fund’s investment objective is the protection of principal through aggressive, proactive reactions to prevailing economic conditions. To achieve its investment objective, the Fund normally invests in Real Estate Investment Trusts (“REITs”), commodities based Exchange-Traded Funds (“ETFs”), Treasury Inflation Protected Securities (“TIPS”), and currently holds gold bullion.

The Timothy Plan Strategic Growth Fund seeks to generate medium to high levels of long-term capital growth. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust:

Timothy Plan Traditional Funds	% of Fund’s Net Assets Invested in Timothy Plan Traditional Funds
Defensive Strategies Fund	5 - 30%
International Fund	0 - 45%
Fixed Income Fund	0 - 40%
Large/Mid Cap Growth Fund	0 - 20%
Large/Mid Cap Value Fund	0 - 20%
Israel Common Values Fund	0 - 10%
Small Cap Value Fund	0 - 10%
Small/Mid Cap Growth Fund	0 - 10%
High Yield Bond Fund	0 - 7.5%

Timothy Plan Exchange Traded Funds	% of Fund’s Net Assets Invested in Timothy Plan Exchange Traded Funds
International ETF	0 - 45%
US Large/Mid Cap Core Enhanced ETF	0 - 40%
US Large/Mid Cap Core ETF	0 - 40%
High Dividend Stock Enhanced ETF	0 - 20%
High Dividend Stock ETF	0 - 20%
US Small Cap Core ETF	0 - 16.5%
Market Neutral ETF	0 - 10%

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The Timothy Plan Conservative Growth Fund seeks to generate moderate levels of long-term capital growth with a secondary objective of current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust:

Timothy Plan Traditional Funds	% of Fund’s Net Assets Invested in Timothy Plan Traditional Funds
Fixed Income	20 - 60%
International	0 - 30%
High Yield Bond	0 - 9%

Timothy Plan Exchange Traded Funds	% of Fund’s Net Assets Invested in Timothy Plan Exchange Traded Funds
International ETF	0 - 30%
US Large/Mid Cap Core Enhanced ETF	0 - 30%
US Large/Mid Cap Core ETF	0 - 30%
Market Neutral ETF	0 - 20%
High Dividend Stock Enhanced ETF	0 - 15%
High Dividend Stock ETF	0 - 15%
US Small Cap Core ETF	0 - 12%

The Timothy Plan Growth & Income Fund’s investment objective is to provide total return through a combination of growth and income and preservation of capital in declining markets. To achieve its goals, the Fund primarily invests in equity securities of foreign and domestic companies that the advisor believes are undervalued, and in fixed income securities. The Fund will normally hold both equity securities and fixed income securities, with at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

A.	SECURITY VALUATION AND FAIR VALUE MEASUREMENTS

All investments in securities are recorded at their estimated fair value as described in Note 2.

B.	INVESTMENT INCOME AND SECURITIES TRANSACTIONS

Security transactions are accounted for on the date the securities are purchased or sold (trade date). The costing method for the Timothy Plan Funds is specific identification. Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis. The Timothy Plan Small/Mid Cap Growth Fund, Large/Mid Cap Value Fund, Israel Common Values Fund, Small Cap Value Fund and Defensive Strategies Fund have made certain investments in REITs. Dividend income from REITs is recognized on the ex-dividend date. It is common for distributions from REITs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITS are

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reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the calendar year. Estimates are based on the most recent REIT distribution information available. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

C.	FOREIGN TAXES

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

D.	FOREIGN CURRENCY

Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E.	GOLD RISK FACTORS

There is a risk that some or all of the Trust’s gold bars held by the custodian or any sub-custodian on behalf of the Trust could be lost, damaged or stolen. Access to the Trust’s gold bars could be restricted by natural events (such as an earthquake) or human actions (such as a terrorist attack). Any of these events may adversely affect the operations of the Trust and, consequently, an investment in the fund shares.

Several factors may affect the price of gold, including but not limited to:

●	Global or regional political, economic or financial events and situations;
●	Investors’ expectations with respect to the rate of inflation;
●	Currency exchange rates;
●	Interest rates; and
●	Investment and trading activities of hedge funds and commodity funds.

F.	NET ASSET VALUE PER SHARE

The Net Asset Value (“NAV”) per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. The NAV is calculated separately for each class of each Fund in the Trust. The net asset value of the classes may differ because of different fees and expenses charged to each class.

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G.	EXPENSES

Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board of Trustees (the “Board”).

H.	CLASSES

There are three classes of shares currently offered by all Funds in the Trust: Class A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class C shares are offered with a contingent deferred sales charge (“CDSC”) that ends after the first year and ongoing service and distribution fees; Class I shares, which commenced operations on August 1, 2013 except for Strategic Growth and Conservative Growth which commenced operations on September 1, 2023, are offered without any sales charges or ongoing service distribution fees.

Class specific expenses are borne by each specific class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

I.	USE OF ESTIMATES

In the preparation of financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the year ended. Actual results could differ from those estimates.

J.	FEDERAL INCOME TAXES

It is the policy of each Fund to continue to comply with all requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income or gains. Therefore, no federal income tax or excise provision is required.

Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2021 to September 30, 2023, or expected to be taken in the Funds’ September 30, 2024 year-end tax returns.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

K.	INDEMNIFICATION

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

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FINANCIAL STATEMENTS | 104

L.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or Net Asset Values (NAVs) per share of the Funds.

During the fiscal year ended September 30, 2024, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax treatment of adjustments for prior year tax returns, and use of tax equalization credits, resulted in reclassifications for the Funds for the fiscal year ended September 30, 2024, as follows:

FUND	PAID IN CAPITAL	ACCUMULATED EARNINGS (LOSSES)
Small/Mid Cap Growth Fund	$2,323,549	$(2,323,549)
International Fund	—	—
Large/Mid Cap Growth Fund	2,047,866	(2,047,866)
Small Cap Value Fund	1,346,774	(1,346,774)
Large/Mid Cap Value Fund	3,322,357	(3,322,357)
Fixed Income Fund	—	—
High Yield Bond Fund	—	—
Israel Common Values Fund	—	—
Defensive Strategies Fund	203,578	(203,578)
Strategic Growth Fund	103,013	(103,013)
Conservative Growth Fund	106,795	(106,795)
Growth & Income Fund	—	—

M.	SUB-CUSTODIAN

Effective May 22, 2015, the Timothy Plan Family of Funds entered into a precious metals storage agreement with Brink’s Global Services U.S.A., Inc. to maintain the custody of the gold held in the Timothy Plan Defensive Strategies Fund.

Note 2 |	Security Valuation and Fair Value Measurements

The Funds’ securities are valued at fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable

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FINANCIAL STATEMENTS | 105

or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

FAIR VALUATION PROCESS

The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

VALUATION OF FUND OF FUNDS

A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the Board of Trustees of the Underlying Funds.

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Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

EXCHANGE TRADED FUNDS

The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively traded or represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Each ETF is subject to specific risks, depending on the nature of the ETF. Additionally, ETFs have fees and expenses that reduce their value.

OPTIONS TRANSACTIONS

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Call options are purchased to hedge against an increase in the value of securities held in a Funds’ portfolio. If such an increase occurs, the call options will permit the Fund to purchase the securities underlying such options at the exercise price, not at the current market price. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

There were no options held at September 30, 2024, and there were no options transactions for the year ended September 30, 2024.

The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

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FINANCIAL STATEMENTS | 107

●

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund generally determines the total value of each class of its shares by using market prices for the securities comprising its portfolio. Equity securities, including common stock, preferred stock, ADRs, REITs, LPs, LLCs, PLCs, GDRs and NVDRs are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the advisor or sub-advisor believes such prices more accurately reflect the fair value of such securities. Securities including ETFs, that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Equity securities traded on inactive markets or valued by reference to similar instruments are categorized as a Level 2. When market quotations are not readily available, when the advisor or sub-advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the advisor or sub-advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities. Foreign investments are not fair valued using fair value triggers.

Investments in alternative investments, such as gold bars, are valued at the spot rate at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, convertible bonds, government mortgage-backed securities, government notes and bonds, non U.S. government bonds, U.S. government agency securities and treasury inflation protected securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the advisor or sub-advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the advisor or sub-advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the advisor or sub-advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

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FINANCIAL STATEMENTS | 108

The Board has delegated to the advisor responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Board has adopted written policies and procedures to guide the advisor and sub-advisors with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2024:

Small/Mid Cap Growth Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$68,767,112	$—	$—	$68,767,112
Money Market Fund	5,151,213	—	—	5,151,213
Total	$73,918,325	$—	$—	$73,918,325

International Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$173,461,394	$—		$173,461,394
Money Market Fund	9,027,878	—	—	9,027,878
Total	$182,489,272	$—	$—	$182,489,272

Large/Mid Cap Growth Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$181,689,679	$—	$—	$181,689,679
Exchange - Traded Funds	25,541,560	—	—	25,541,560
Money Market Fund	9,544,833	—	—	9,544,833
Total	$216,776,072	$—	$—	$216,776,072

Small Cap Value Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$171,255,580	$—	$—	$171,255,580
Exchange - Traded Fund	22,571,396	—	—	22,571,396
Money Market Fund	2,063,892	—	—	2,063,892
Total	$195,890,868	$—	$—	$195,890,868

Large/Mid Cap Value Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$282,704,313	$—	$—	$282,704,313
Exchange - Traded Funds	59,773,086	—	—	59,773,086
Money Market Fund	12,668,778	—	—	12,668,778
Total	$355,146,177	$—	$—	$355,146,177

NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS | 109

Fixed Income Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Corporate Bonds	$—	$32,179,405	$—	$32,179,405
Non U.S. Government & Agencies	—	4,001,051	—	4,001,051
U.S. Government & Agencies	—	75,902,943	—	75,902,943
Money Market Fund	1,990,884	—	—	1,990,884
Total	$1,990,884	$112,083,399	$—	$114,074,283

High Yield Bond Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Corporate Bonds	$—	$176,231,621	$—	$176,231,621
Money Market Fund	6,576,489	—	—	6,576,489
Total	$6,576,489	$176,231,621	$—	$182,808,110

Israel Common Values Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$93,654,244	$4,140,900	$—	$97,795,144
Money Market Fund	2,278,333	—	—	2,278,333
Total	$95,932,577	$4,140,900	$—	$100,073,477

Defensive Strategies Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$29,471,819	$—	$—	$29,471,819
Exchange - Traded Funds	14,631,918	—	—	14,631,918
Precious Metals - Physical Holding	16,175,060	—	—	16,175,060
U.S. Government & Agencies	—	16,571,501	—	16,571,501
Money Market Fund	2,340,431	—	—	2,340,431
Total	$62,619,228	$16,571,501	$—	$79,190,729

Strategic Growth Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange - Traded Funds	$22,532,541	$—	$—	$22,532,541
Open End Funds	10,544,107	—	—	10,544,107
Money Market Fund	720,121	—	—	720,121
Total	$33,796,769	$—	$—	$33,796,769

NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS | 110

Conservative Growth Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange - Traded Funds	$19,055,105	$—	$—	$19,055,105
Open End Funds	18,547,484	—	—	18,547,484
Money Market Fund	960,121	—	—	960,121
Total	$38,562,710	$—	$—	$38,562,710

Growth & Income Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange - Traded Fund	$9,551,472	$—	$—	$9,551,472
Corporate Bonds	—	2,011,030	—	2,011,030
Non U.S. Government & Agencies	—	332,582	—	332,582
U.S. Government & Agencies	—	6,951,646	—	6,951,646
Money Market Fund	166,202	—	—	166,202
Total	$9,717,674	$9,295,258	$—	$19,012,932

Refer to the Schedules of Investments for industry classifications.

For the year ended September 30, 2024, there were no changes into/out of Level 3. Additional disclosures surrounding Level 3 investments were not significant to the financial statements.

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

International Fund

	Common Stocks	Total
Beginning balance September 30, 2023	$43,600	$43,600
Total realized gain (loss)	(1,507,588)	(1,507,588)
Change in unrealized appreciation (depreciation)	1,943,588	1,943,588
Cost of Purchases	—	—
Proceeds from sales	(479,600)	(479,600)
Net transfers in/out of level 3	—	—
Ending balance September 30, 2024	$—	$—

NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS | 111

Note 3 |	Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the year ended September 30, 2024:

	PURCHASES		SALES
Fund	U.S. Gov’t Obligations	Other	U.S. Gov’t Obligations	Other
Small/Mid Cap Growth	$—	$64,182,722	$—	$56,863,357
International	—	30,297,490	—	45,802,394
Large/Mid Cap Growth *	—	107,422,045	—	92,575,259
Small Cap Value *	—	89,736,357	—	101,731,035
Large/Mid Cap Value *	—	104,988,161	—	107,520,814
Fixed Income	42,430,299	16,011,033	43,781,478	11,733,312
High Yield Bond	—	84,416,926	—	51,438,867
Israel Common Values	—	8,517,195	—	15,179,689
Defensive Strategies *	—	13,695,537	—	15,476,525
Strategic Growth *	—	1,053,262	—	4,835,359
Conservative Growth *	—	1,564,305	—	6,706,543
Growth & Income *	6,017,864	3,598,589	5,922,085	4,483,936

*	The security transactions are inclusive of purchases and sales of affiliated funds.

Note 4 |	Investment Advisory Agreement and Transactions with Service Providers

Timothy Partners, Ltd., (“TPL”) is the investment advisor for the Funds pursuant to an investment advisory agreement (the “Agreement”) that was renewed by the Board on February 29, 2024. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. Under the terms of the Agreement, as amended, TPL is paid an annual fee equal to 0.85% on the Small Cap Value Fund, 0.85% on the Large/Mid Cap Value Fund, 0.85% on the Small/Mid Cap Growth Fund, 0.85% on the Large/Mid Cap Growth Fund, 1.00% on the International Fund, 0.60% on the Fixed Income Fund, 0.60% on the High Yield Bond Fund, 1.00% on the Israel Common Values Fund, 0.60% on the Defensive Strategies Fund, 0.85% on the Growth & Income Fund and 0.15% on both the Strategic Growth Fund and the Conservative Growth Fund. TPL has contractually agreed, through January 28, 2025, to reduce the fee it receives from the International Fund to 0.95%; from the Large/Mid Cap Growth Fund, the Small Cap Value Fund and the Large/Mid Cap Value Fund to 0.80%; from the Small/Mid Cap Growth Fund to 0.75%; from the Defensive Strategies Fund to 0.55%; from the High Yield Bond Fund to 0.50%; from the Growth & Income Fund to 0.70%; and from the Fixed Income Fund to 0.40%. Effective August 12, 2023, TPL voluntarily reduced the fee to 0.75% for the Large/Mid Cap Value Fund. Effective February 1, 2024, TPL voluntarily reduced the fee to 0.90% for the International Fund. An officer and trustee of the Funds is also an officer and owner of the advisor.

Timothy Partners, Ltd (“TPL”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets, except Strategic Growth Fund and Conservative Growth Fund, estimated to be attributable to investments in other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2025. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The waived advisory fees are not recoupable.

NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS | 112

For the year ended September 30, 2024, TPL waived advisory fees for the Funds as follows:

FUND	Year Ended September 30, 2024
Small/Mid Cap Growth Fund	$62,979
International Fund	142,123
Large/Mid Cap Growth Fund	80,948
Small Cap Value Fund	81,147
Large/Mid Cap Value Fund	271,483
Fixed Income Fund	223,440
High Yield Bond Fund	176,483
Defensive Strategies Fund	37,305
Strategic Growth	165,407
Conservative Growth	189,647
Growth & Income Fund	14,814

The Small Cap Value Fund, the Large/Mid Cap Growth Fund, the Large/Mid Cap Value Fund, the Fixed Income Fund, the Defensive Strategies Fund and the Growth & Income Fund invested a portion of assets in the Timothy Plan High Dividend Stock Enhanced ETF, the Timothy Plan High Dividend Stock ETF, the Timothy Plan US Large/Mid Cap Core Enhanced ETF, the Timothy Plan US Large/Mid Cap Core ETF, the Timothy Plan US Small Cap Core ETF and the Timothy Plan Market Neutral ETF. For the year ended September 30, 2024, the Funds’ waived fees as follows pursuant to that arrangement.

FUND	Year Ended September 30, 2024
Large/Mid Cap Growth Fund	$183,843
Small Cap Value Fund	161,998
Large/Mid Cap Value Fund	405,105
Defensive Strategies Fund	80,032
Growth & Income Fund	57,547

TPL, with the prior approval of the Board and shareholders of the applicable Fund, has engaged the services of other investment advisory firms (“Investment Managers”) to provide portfolio management services to the Funds. TPL pays the Investment Managers as follows:

Barrow Hanley

As compensation for its services with respect to the Fixed-Income Fund and High Yield Bond Fund, Barrow Hanley receives from TPL an annual fee at a rate equal to 0.375% of 1% of the first $20,000,000 in the average net assets of each Fund. As compensation for its services with respect to the Defensive Strategies Fund, Barrow Hanley receives from TPL an annual fee at a rate equal to 0.15% of the average net assets in the Debt Instrument Allocation of the Fund. As compensation for its services with respect to the Growth and Income Fund , Barrow Hanley receives from TPL an annual fee at a rate equal to 0.375 of 1% of the first $20,000,00 of the average net assets in the fixed income allocation of the Fund.

Chartwell

As compensation for its services, Chartwell receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets of each Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million.

NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS | 113

Chilton

For its services rendered to the DS Fund, Adviser will pay to Investment Manager a fee at an annual rate equal to 0.42% of the Defensive Strategies Fund’s average daily assets allocated to the REIT sleeve of the Defensive Strategies Fund’s investment portfolio (“Allocated Assets”) up to $10 million, 0.39% for the next $10 million in Allocated Assets, 0.35% for the next $30 million in Allocated Assets, and 0.30% of Allocated Assets over $50 million.

CoreCommodity

As compensation for its services to the Fund, CORE receives from TPL an annual fee at a rate equal to 0.40% of the Fund’s average daily assets up to $25 million, and 0.35% of average daily net assets over $25 million.

Eagle

As compensation for its services, Eagle receives from TPL an annual fee at a rate equal to 0.60% of the first $100 million in assets of the Fund; and 0.50% of assets over $100 million.

Westwood

As compensation for its services, Westwood receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets of each Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million.

Ultimus Fund Services, LLC (“UFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Fees are billed monthly as follows:

Fund Accounting and Fund Administration Fees:

Fund Complex Base annual fee:

●	25 basis points (0.25%) on the first $200 million of net assets
●	15 basis points (0.15%) on the next $200 million of net assets;
●	8 basis points (0.08%) on the next $600 million of net assets; and
●	6 basis points (0.06%) on net assets greater than $1 billion.

Transfer agency fees for the Funds are combined with the Fund Accounting and Fund Administration fees under the Trust’s agreement with UFS. Therefore, there is no separate base annual fee per Fund or share class.

The Timothy Plan Small/Mid Cap Growth, Timothy Plan International, Timothy Plan Large/Mid Cap Growth, Timothy Plan Small Cap Value, Timothy Plan Large/Mid Cap Value, Timothy Plan Fixed Income, Timothy Plan High Yield Bond, Timothy Plan Defensive Strategies, Timothy Plan Israel Common Values and Timothy Plan Growth & Income Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class A Plan, the Funds will pay TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class C Plan, the Funds will pay TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares. Class I shares are not subject to the shareholder services plan.

The Timothy Plan Conservative Growth and Timothy Plan Strategic Growth Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Class A shares of the Funds pay a service fee at an annual rate of 0.25%, payable monthly of the average daily net assets attributable to such class of shares. Under the Class C Plan, the Funds will pay TPL a fee at an annual rate of 0.75%, payable monthly to outside broker/dealers, of the average daily net assets attributable to such class of shares.

NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS | 114

For the year ended September 30, 2024, the Funds paid TPL under the terms of the Plans as follows:

FUND	12B-1 FEES
Year Ended September 30, 2024
Small/Mid Cap Growth	$124,374
International	158,356
Large/Mid Cap Growth	387,789
Small Cap Value	319,287
Large/Mid Cap Value	595,302
Fixed Income	249,011
High Yield Bond	179,517
Israel Common Values	185,135
Defensive Strategies	137,133
Strategic Growth	93,789
Conservative Growth	109,942
Growth & Income	46,776

TPL also serves as the principal underwriter of the Funds’ shares. An officer and trustees of the Funds are also officers of the principal underwriter. For the year ended September 30, 2024, TPL received sales charges deducted from the proceeds of sales of Class A capital shares and CDSC fees deducted from the redemption of Class C capital shares as follows:

FUND	SALES CHARGES (CLASS A)	CDSC FEES (CLASS C)
Small/Mid Cap Growth	$14,994	$290
International	10,385	139
Large/Mid Cap Growth	43,178	799
Small Cap Value	17,306	1,060
Large/Mid Cap Value	42,206	1,156
Fixed Income	53,037	1,587
High Yield Bond	10,902	91
Israel Common Values	12,675	985
Defensive Strategies	11,961	30
Strategic Growth	6,494	137
Conservative Growth	7,298	456
Growth & Income	5,303	67

Note 5 |	Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates the presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. At September 30, 2024, there were no shareholders with ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund.

NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS | 115

Certain Timothy Plan Funds own shares of other Timothy Plan Funds. U.S. Bank, N.A., custodian of the Timothy Plan Funds, holds these shares in omnibus accounts, some of which are controlled by National Financial Services, Inc. The following shows the percentage of each Timothy Plan Fund that is held by U.S. Bank, N.A., as custodian of the Timothy Plan Funds. These accounts can be considered affiliated to the Timothy Plan.

FUND - CLASS A	% OF FUND OWNED BY OTHER TIMOTHY PLAN FUNDS
International	15.24%
Fixed Income	20.74%
High Yield Bond	7.06%

Note 6 |	Underlying Investment in Other Investment Companies

The Conservative Growth Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the Timothy Plan Fixed Income Fund (the “Security”). The Fund may redeem its investments from the Security at any time if the advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Security’s N-CSRs available at www.sec.gov. As of September, 2024, 29.7% of the Conservative Growth Fund’s net assets were invested in the Timothy Plan Fixed Income Fund.

The Growth & Income Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the Timothy Plan High Dividend Stock Enhanced ETF (the “ETF”). The Fund may redeem its investments from the ETF at any time if the advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of the ETF. The annual report of the ETF, along with the report of the independent registered public accounting firm is included in the Security’s N-CSRs available at www.sec.gov. As of September 30, 2024, 50.1% of the Growth & Income Fund’s net assets were invested in the Timothy Plan High Dividend Stock Enhanced ETF.

Note 7 |	Investments in Affiliated Companies

The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor or where the investee fund’s investment advisor is under common control with the Fund’s investment advisor.

NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS | 116

The Timothy Plan Large/Mid Cap Growth Fund, Small Cap Value Fund, Large/Mid Cap Value Fund, Defensive Strategies Fund, Strategic Growth Fund, Conservative Growth Fund and Growth & Income Fund had the following transactions during the year ended September 30, 2024, with affiliates:

LARGE/MID CAP GROWTH	YEAR ENDED SEPTEMBER 30, 2024
Fund	Fair Value September 30, 2023	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value September 30, 2024	Shares September 30, 2024
Timothy Plan US Large/Mid Cap Core Enhanced ETF	$13,724,506	$4,074,382	$—	$190,308	$—	$2,947,380	$20,746,268	791,000
Timothy Plan US Large/Mid Cap Core ETF	7,204,230	—	4,078,217	53,906	1,569,717	99,562	4,795,292	109,000
Total	$20,928,736			$244,214	$1,569,717	$3,046,942	$25,541,560	900,000

SMALL CAP VALUE	YEAR ENDED SEPTEMBER 30, 2024
Fund	Fair Value September 30, 2023	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value September 30, 2024	Shares September 30, 2024
Timothy Plan US Small Cap Core ETF	$17,967,936	$—	$—	$238,132	$—	$4,603,460	$22,571,396	580,000

LARGE/MID CAP VALUE	YEAR ENDED SEPTEMBER 30, 2024
Fund	Fair Value September 30, 2023	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value September 30, 2024	Shares September 30, 2024
Timothy Plan High Dividend Stock Enhanced ETF	$12,610,985	$6,955,363	$—	429,836	$—	$2,720,420	$22,286,768	868,000
Timothy Plan High Dividend Stock ETF	11,709,511	—	6,896,445	196,850	1,899,445	167,739	6,880,250	182,500
Timothy Plan US Large/Mid Cap Core Enhanced ETF	13,944,449	8,173,163	—	220,179	—	3,297,223	25,414,835	969,000
Timothy Plan US Large/Mid Cap Core ETF	10,961,460	—	8,156,435	69,953	3,139,435	(753,227)	5,191,233	118,000
Total	$49,226,405			$916,818	$5,038,880	$5,432,155	$59,773,086	2,137,500

NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS | 117

DEFENSIVE STRATEGIES	YEAR ENDED SEPTEMBER 30, 2024
Fund	Fair Value September 30, 2023	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value September 30, 2024	Shares September 30, 2024
Timothy Plan Market Neutral ETF	$14,810,883	$559,763	$375,501	$889,483	$375,501	$(738,728)	$14,631,918	611,600

STRATEGIC GROWTH	YEAR ENDED SEPTEMBER 30, 2024
Fund	Fair Value September 30, 2023	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares*	Net Change in Unrealized Appreciation (Depreciation)	Fair Value September 30, 2024	Shares September 30, 2024
International	$4,183,074	$96,465	$812,931	$44,512	$206,655	$784,878	$4,458,141	326,604
Fixed Income	4,030,737	138,420	403,141	110,697	(66,698)	351,435	4,050,753	434,630
High Yield Bond	2,037,294	145,025	316,346	112,654	(19,606)	188,846	2,035,213	224,885
Timothy Plan High Dividend Stock Enhanced ETF	2,632,373	31,665	345,148	63,751	(21,455)	442,348	2,739,783	106,706
Timothy Plan International ETF	5,174,284	—	728,135	173,491	67,121	945,609	5,458,879	189,056
Timothy Plan Market Neutral ETF	5,329,502	668,041	805,777	300,939	109,804	(234,467)	5,067,103	211,800
Timothy Plan US Large/Mid Cap Core Enhanced ETF	4,918,806	31,959	683,890	56,205	(21,340)	930,253	5,175,788	197,339
Timothy Plan US Small Cap Core ETF	3,888,602	—	739,991	47,923	239,853	702,524	4,090,988	105,123
Total	$32,194,672			$910,172	$494,334	$4,111,426	$33,076,648	1,796,143

*	Includes capital gain distributions from affiliated funds

NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS | 118

CONSERVATIVE GROWTH	YEAR ENDED SEPTEMBER 30, 2024
Fund	Fair Value September 30, 2023	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares*	Net Change in Unrealized Appreciation (Depreciation)	Fair Value September 30, 2024	Shares September 30, 2024
International	$4,377,866	$166,108	$1,059,938	$45,510	$247,122	$763,118	$4,494,276	329,251
Fixed Income	11,901,279	520,580	1,709,575	316,960	(200,090)	1,028,415	11,540,609	1,238,263
High Yield Bond	2,606,804	495,340	799,969	140,729	(46,944)	257,368	2,512,599	277,635
Timothy Plan High Dividend Stock Enhanced ETF	2,327,640	—	344,747	54,665	(24,028)	384,327	2,343,192	91,260
Timothy Plan International ETF	3,428,908	—	589,996	111,459	49,840	609,208	3,497,960	121,144
Timothy Plan Market Neutral ETF	6,278,143	501,845	869,087	349,529	133,058	(271,098)	5,772,861	241,300
Timothy Plan US Large/Mid Cap Core Enhanced ETF	4,633,912	—	743,001	51,705	(37,043)	866,787	4,720,655	179,986
Timothy Plan US Small Cap Core ETF	2,670,562	—	590,230	32,082	241,882	398,223	2,720,437	69,905
Total	$38,225,114			$1,102,639	$363,797	$4,036,348	$37,602,589	2,548,744

*	Includes capital gain distributions from affiliated funds

GROWTH & INCOME	YEAR ENDED SEPTEMBER 30, 2024
Fund	Fair Value September 30, 2023	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value September 30, 2024	Shares September 30, 2024
Timothy Plan High Dividend Stock Enhanced ETF	$6,492,567	$1,833,968	$—	$186,962	$—	$1,224,937	$9,551,472	372,000
Timothy Plan High Dividend Stock ETF	841,860	—	948,261	7,120	325,463	(219,062)	—	—
Total	$7,334,427			$194,082	$325,463	$1,005,875	$9,551,472	372,000

NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS | 119

Note 8 |	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at September 30, 2024, were as follows:

FUND	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Small/Mid Cap Growth	$58,794,378	$16,363,159	$(1,239,212)	$15,123,947
International	128,923,051	55,709,750	(2,143,529)	53,566,221
Large/Mid Cap Growth	161,370,803	56,937,797	(1,532,528)	55,405,269
Small Cap Value	173,562,329	33,770,302	(11,441,763)	22,328,539
Large/Mid Cap Value	261,532,258	94,118,491	(504,572)	93,613,919
Fixed Income	115,239,812	2,448,119	(3,613,648)	(1,165,529)
High Yield Bond	177,308,440	6,356,320	(856,650)	5,499,670
Israel Common Values	58,113,364	45,362,153	(3,402,040)	41,960,113
Defensive Strategies	69,673,998	13,204,429	(3,687,698)	9,516,731
Strategic Growth	31,637,521	2,917,701	(758,453)	2,159,248
Conservative Growth	38,129,709	2,176,200	(1,743,199)	433,001
Growth & Income	18,796,672	362,957	(146,697)	216,260

Note 9 |	Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the fiscal year ended September 30, 2024, and the fiscal year ended September 30, 2023, were as follows:

FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2024	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	TOTAL
Small/Mid Cap Growth	$—	$1,848,422	$1,848,422
International Fund	1,971,537	—	1,971,537
Large/Mid Cap Growth Fund	58,780	9,522,503	9,581,283
Small Cap Value	3,142,570	4,198,644	7,341,214
Large/Mid Cap Value Fund	1,638,034	1,250,192	2,888,226
Fixed Income Fund	3,180,369	—	3,180,369
High Yield Bond Fund	10,494,629	—	10,494,629
Israel Common Values Fund	39,507	—	39,507
Defensive Strategies Fund	1,590,608	160,571	1,751,179
Strategic Growth Fund	446,733	74,650	521,383
Conservative Growth Fund	568,460	58,762	627,222
Growth & Income Fund	331,177	93,773	424,950

NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS | 120

FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2023	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	TOTAL
Small/Mid Cap Growth	$—	$1,123,933	$1,123,933
International Fund	814,740	—	814,740
Large/Mid Cap Growth Fund	—	11,719,249	11,719,249
Small Cap Value	736,882	9,432,265	10,169,147
Large/Mid Cap Value Fund	705,131	13,575,431	14,280,562
Fixed Income Fund	2,276,495	—	2,276,495
High Yield Bond Fund	7,837,092	—	7,837,092
Israel Common Values Fund	—	—	—
Defensive Strategies Fund	1,823,639	1,683,464	3,507,103
Strategic Growth Fund	191,945	2,166,220	2,358,165
Conservative Growth Fund	184,255	1,981,982	2,166,237
Growth & Income Fund	291,798	1,141,319	1,433,117

As of September 30, 2024, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Small/Mid Cap Growth	$3,974,776	$1,645,608	$(259,293)	$—	$—	$15,123,947	$20,485,038
International Fund	2,060,517	—	(137,677)	(1,888,081)	—	53,566,452	53,601,211
Large/Mid Cap Growth Fund	1,381,345	13,559,219	(316,818)	—	—	55,405,267	70,029,013
Small Cap Value	6,617,705	4,715,438	—	—	—	22,328,539	33,661,682
Large/Mid Cap Value Fund	4,606,542	27,082,680	—	—	—	93,613,919	125,303,141
Fixed Income Fund	226,531	—	(4,013,528)	(8,227,597)	—	(1,165,529)	(13,180,123)
High Yield Bond Fund	216,093	—	(4,370,772)	(8,459,957)	—	5,499,670	(7,114,966)
Israel Common Values Fund	1,155,686	—	(1,605,387)	(5,268,921)	—	41,960,150	36,241,528
Defensive Strategies Fund	1,586,402	69,366	—	—	—	9,524,003	11,179,771
Strategic Growth Fund	638,285	412,718	—	—	—	2,159,248	3,210,251
Conservative Growth Fund	784,179	321,898	—	—	—	433,001	1,539,078
Growth & Income Fund	18,364	—	(132,164)	(48,021)	—	216,260	54,439

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from investments are primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, adjustments for C-Corporation

NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS | 121

return of capital distributions, and perpetual bonds. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $231, $7,272, $(2), $37 for the International, Defensive Strategies, Large-Mid Cap Growth, and Israel Common Values Funds, respectively.

Note 10 |	Capital Loss Carryforwards, Post October and Other Losses

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

FUND	LATE YEAR LOSSES
Small/Mid Cap Growth	$259,293
Large/Mid Cap Growth Fund	316,818

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

FUND	POST OCTOBER LOSSES
International Fund	$137,677
Fixed Income Fund	4,013,528
High Yield Bond Fund	4,370,772
Israel Common Values Fund	1,605,387
Growth & Income	132,164

At September 30, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Capital Loss Carry Forward
FUND	SHORT-TERM	LONG-TERM	TOTAL
International Fund	$1,760,179	$127,902	$1,888,081
Fixed Income Fund	2,678,366	5,549,231	8,227,597
High Yield Bond Fund	756,758	7,703,199	8,459,957
Israel Common Values Fund	4,120,703	1,148,218	5,268,921
Growth & Income Fund	28,161	19,860	48,021

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset will not be distributed to shareholders.

Note 11 |	Subsequent Events

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS | 122

Note 12 |	Foreign Tax Credit (UNAUDITED)

The following funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal years ended September 30, 2024 and September 30, 2023, were as follows:

FOR FISCAL YEAR ENDED SEPTEMBER 30, 2024	FOREIGN TAXES PAID	FOREIGN SOURCE INCOME
International Fund	0.04	0.11
Israel Common Values Fund	0.17	0.21
Strategic Growth Fund	0.01	0.04
Conservative Growth Fund	0.01	0.02

FOR FISCAL YEAR ENDED SEPTEMBER 30, 2023	FOREIGN TAXES PAID	FOREIGN SOURCE INCOME
International Fund	0.04	0.07
Israel Common Values Fund	0.16	0.07
Strategic Growth Fund	0.01	0.06
Conservative Growth Fund	0.01	0.04

NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS | 123

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
The Timothy Plan

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Timothy Plan Small/Mid Cap Growth Fund (formerly the Timothy Plan Aggressive Growth Fund), Timothy Plan International Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan Israel Common Values Fund, Timothy Plan Defensive Strategies Fund, Timothy Plan Strategic Growth Fund, Timothy Plan Conservative Growth Fund, and Timothy Plan Growth & Income Fund (the “Funds”), twelve of the portfolios constituting The Timothy Plan, as of September 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, including observation of precious metals, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Timothy Partners, Ltd., since 2005.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 26, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ANNUAL REPORT | 124

Section 8 | Privacy Notice

FACTS	WHAT DOES THE TIMOTHY PLAN DO WITH YOUR PERSONAL INFORMATION?

WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all information sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this Notice carefully to understand what we do.

WHAT?

The types of information we collect and share depend on the product or service you have with us. This information can include:

● Social Security Number

● Assets

● Retirement Assets

● Transaction History

● Checking Account History

● Purchase History

● Account Balances

● Account Transactions

● Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this Notice.

HOW?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Timothy Plan chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information.	Does The Timothy Plan share?	Can you limit this sharing?
For our everyday business purposes- Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes- to offer our products and services to you.	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes- information about your transactions and experiences.	Yes	No
For our affiliates’ everyday business purposes- information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 800-662-0201

PRIVACY NOTICE

FINANCIAL STATEMENTS | 125

WHO WE ARE
Who is providing this Notice?	Timothy Plan Family of Mutual Funds Timothy Partners, Ltd.
WHAT WE DO
How does The Timothy Plan protect your personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does The Timothy Plan collect your personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make deposits or withdrawals from your account

● Make a wire transfer

● Tell us where to send the money

● Tell us who receives the money

● Show your government-issued ID

● Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

● Sharing for affiliates’ everyday business purposes- information about your creditworthiness.

● Affiliates from using your information to market to you.

● Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. Timothy Partners, Ltd. is an affiliate of The Timothy Plan
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● The Timothy Plan does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products to you. ● The Timothy Plan does not jointly market.

PRIVACY NOTICE

FINANCIAL STATEMENTS | 126

Section 9 | Disclosures

Customer Identification Program

The Board of Trustees of the Trust has approved procedures designed to prevent and detect attempts to launder money as required under the USA PATRIOT Act. The day-to-day responsibility for monitoring and reporting any such activities has been delegated to the transfer agent, subject to the oversight and supervision of the Board.

Disclosures

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Funds voted proxies relating to Fund securities during the period ended June 30 of well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-800-732-0330 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov

HOW TO OBTAIN 1ST AND 3RD FISCAL QUARTER PORTFOLIO HOLDINGS

The Trust files a complete listing of the Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-Q’s successor form, Form N-PORT. The filings are available free of charge, upon request, by calling the Trust toll-free at 1-800-662-0201. Furthermore, you may obtain a copy of these filings on the SEC’s website at www.sec.gov.

DISCLOSURES

FINANCIAL STATEMENTS | 127

Intentionally Left Blank

Intentionally Left Blank

INVESTMENT ADVISOR

Timothy Partners, Ltd.
1055 Maitland Center Commons
Maitland, FL 32751

DISTRIBUTOR

Timothy Partners, Ltd.
1055 Maitland Center Commons
Maitland, FL 32751

TRANSFER AGENT

Ultimus Fund Solutions, LLC
4221 N. 203rd St, Suite 100
Elkhorn, NE 68022-3474

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

LEGAL COUNSEL

David Mahaffey
Sullivan & Worcester LLP

For additional information or a prospectus, please call:
1-800-846-7526

Visit the Timothy Plan website on the internet at:
timothyplan.com

This report is submitted for the general information for shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

HEADQUARTERS
The Timothy Plan
1055 Maitland Center Commons
Maitland, Florida 32751

(800) 846-7526

www.timothyplan.com
invest@timothyplan.com

SHAREHOLDER SERVICES
Ultimus Fund Solutions, LLC
4221 N. 203rd St, Suite 100
Elkhorn, NE 68022-3474

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally
President/Principle Executive Officer & Treasurer/Principle Financial Officer
Date: 8/25/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally
President/Principle Executive Officer & Treasurer/Principle Financial Officer
Date: 8/25/2025